           FLEXIBLE PREMIUM VARIABLE AND FIXED LIFE INSURANCE POLICY
                                      AND
                FLEXIBLE PREMIUM VARIABLE AND FIXED LAST TO DIE
                             LIFE INSURANCE POLICY
                                   ISSUED BY
       VALLEY FORGE LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT
                                      AND
                      VALLEY FORGE LIFE INSURANCE COMPANY

     This prospectus describes the Flexible Premium Variable and Fixed Life Insurance Policy and the Flexible Premium Variable and Fixed Last to Die Life Insurance Policy that we (Valley Forge Life Insurance Company) are offering.

     The policies are variable benefit policies. We have designed the policies for use in estate and retirement planning and other insurance needs of individuals.

     You, the policyowner, have a number of investment choices in the policy you purchase. These investment choices include fixed account options as well as several investment options described below. When you buy a policy and allocate funds to the investment options you are subject to investment risk. This means that the value of your policy may increase or decrease depending upon the investment performance of the investment option(s) you select. Under some circumstances, the death benefit and the duration of your policy (how long a policy will remain in force) will also increase or decrease depending upon investment performance.

     Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Flexible Premium Variable and Fixed Life Insurance Policy and Flexible Premium Variable and Fixed Last to Die Life Insurance Policy. The Securities and Exchange Commission (SEC) maintains a Web site (http://www.sec.gov) that contains information regarding companies that file electronically with the SEC.

     The policies:

     - are not bank deposits;

     - are not federally insured;

     - are not endorsed by any bank or government agency.

     The policies are subject to investment risk. You may be subject to loss of principal.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS IT DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES IN ANY STATE, COUNTRY, OR JURISDICTION IN WHICH WE ARE NOT AUTHORIZED TO SELL THE POLICIES. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

                             Date: February 2, 2001

                               INVESTMENT OPTIONS

FEDERATED INSURANCE SERIES
Advised by Federated Investment Management Company

- Federated High Income Bond Fund II

- Federated Prime Money Fund II

- Federated Utility Fund II

THE ALGER AMERICAN FUND
Advised by Fred Alger Management, Inc.

- Alger American Growth Portfolio

- Alger American MidCap Growth Portfolio

- Alger American Small Capitalization Portfolio

- Alger American Leveraged AllCap Portfolio

VARIABLE INSURANCE PRODUCTS FUND (VIP), Initial Class and
VARIABLE INSURANCE PRODUCTS FUND II (VIP II), Initial Class
Advised by Fidelity Management & Research Company

- Fidelity VIP II Asset Manager Portfolio

- Fidelity VIP II Contrafund(R) Portfolio

- Fidelity VIP Equity-Income Portfolio

- Fidelity VIP II Index 500 Portfolio

MFS VARIABLE INSURANCE TRUST
Advised by MFS Investment Management

- MFS Emerging Growth Series

- MFS Growth With Income Series

- MFS Research Series

- MFS Total Return Series

JANUS ASPEN SERIES, Service Shares
Advised by Janus Capital Corporation

- Janus Aspen Series Capital Appreciation Portfolio

- Janus Aspen Series Growth Portfolio

- Janus Aspen Series Balanced Portfolio

- Janus Aspen Series Flexible Income Portfolio

- Janus Aspen Series International Growth Portfolio

- Janus Aspen Series Worldwide Growth Portfolio

ALLIANCE VARIABLE PRODUCTS SERIES FUND, Class B Shares
Advised by Alliance Capital Management, L.P.

- Alliance Premier Growth Portfolio

- Alliance Growth and Income Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
Advised by American Century Investment Management, Inc.

- American Century VP Income & Growth Fund

- American Century VP Value Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, Class 2 Shares

- Templeton Developing Markets Securities Fund (formerly, Templeton Developing Markets Fund)
  Advised by Templeton Asset Management Ltd.

- Templeton Asset Strategy Fund (formerly, Templeton Asset Allocation Fund) Advised by Templeton Investment Counsel, LLC

LAZARD RETIREMENT SERIES
Advised by Lazard Asset Management

- Lazard Retirement Equity Portfolio

- Lazard Retirement Small Cap Portfolio

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (formerly, Morgan Stanley Dean Witter Universal Funds, Inc.)
Advised by Morgan Stanley Asset Management

- Morgan Stanley International Magnum Portfolio

- Morgan Stanley Emerging Markets Equity Portfolio

                               TABLE OF CONTENTS

                                                               PAGE
                                                               ----
HIGHLIGHTS..................................................     1

THE COMPANY.................................................     4

THE VARIABLE LIFE INSURANCE POLICIES........................     4

EXPENSES....................................................     5

PURCHASES...................................................    12

INVESTMENT CHOICES..........................................    15

DEATH BENEFIT...............................................    21

TAXES.......................................................    27

ACCESS TO YOUR MONEY........................................    28

OTHER INFORMATION...........................................    30

MORE INFORMATION............................................    33
  Executive Officers and Directors..........................    33
  Voting....................................................    34
  Disregard of Voting Instructions..........................    34
  Legal Opinions............................................    34
  Our Right to Contest......................................    35
  Federal Tax Status........................................    35
  Reports to Owners.........................................    39
  Legal Proceedings.........................................    39
  Experts...................................................    39
  Financial Statements......................................    40

APPENDIX A -- Illustrations of Policy Values................   A-1

APPENDIX B -- Example of Additional Insurance Rider (AIR)...   B-1

APPENDIX C -- Rates of Return...............................   C-1

                             INDEX OF SPECIAL TERMS

     This prospectus is written in plain English to make it as understandable as possible. However, by the very nature of the policies, certain technical words or terms are unavoidable. We have identified some of these words or terms. For some we have provided you with a definition below. For the remainder, we believe that you will find an adequate discussion in the text. We have identified these terms and provided you with a page number that indicates where you will find the explanation for the word or term. The word or term on the page is in italics.

     DEATH PROCEEDS: The amount of money payable to the beneficiary if the insured (or the last insured) dies while a policy is in force.

     DEBT: Any amount you owe us as the result of a policy loan. This includes any accrued loan interest.

     GENERAL ACCOUNT: Our assets other than those allocated to the Variable Account or any other separate account.

     INVESTMENT OPTION: An investment choice within the Valley Forge Life Insurance Company Variable Life Separate Account available under the policies.

     POLICY LOAN ACCOUNT: That portion of the cash value resulting from a policy loan.

     RIDERS:  An endorsement that is incorporated into your policy.

     SPECIFIED AMOUNT: A dollar amount used to determine the death benefit of your policy. This amount is chosen by you. The minimum specified amount is $100,000.

                                                              PAGE
                                                              ----
Beneficiary, Contingent Beneficiary.........................   32
Business Day................................................   15
Cash Value..................................................   14
Cash Surrender Value, Net Cash Value........................   15
Fixed Account I, Fixed Account II...........................   18
Insured.....................................................    1
Last Insured................................................    1
Monthly Date................................................   12
Owner, Joint Owner, Contingent Owner........................   31
Policy Year, Policy Anniversary.............................   12
Policy Date.................................................   12

                                   HIGHLIGHTS

THE VARIABLE LIFE INSURANCE POLICIES

     The variable life insurance policies are contracts between you, the owner, and us, an insurance company. The Flexible Premium Variable and Fixed Life Insurance Policy described in this prospectus provides for life insurance coverage on the named insured. If you purchase the Flexible Premium Variable and Fixed Last to Die Life Insurance Policy (Last to Die Policy) described in this prospectus there will be two persons insured and the death benefit will be paid once the last insured dies. Both policies have cash values, a death benefit, surrender rights, loan privileges and other characteristics associated with traditional and universal life insurance, and are nearly identical except for the fact that there are two lives insured in the last to die version. Since the policies are variable life insurance policies, the value of your policy will increase or decrease depending upon the investment experience of the investment option(s) you choose. Under current tax laws, the death benefit associated with the policies are distributed free from federal income taxes to the named beneficiary. However, estate taxes may apply. We will issue the policies as an individual policy in most states, and as a certificate under a group life insurance policy in other states.

EXPENSES

     The policies have both insurance and investment features, and there are costs related to each that reduce the return on your investment. We deduct:

          -  a premium charge from each premium payment;
          - an expense charge daily from amounts allocated to the investment options;
          - a monthly deduction from the policies for the cost of insurance;
          - daily investment option charges which apply to the average daily value of the investment options.

     We may assess a surrender charge if you take out money from your policy. If you make more than 12 transfers in any policy year, unless the transfer is pre-scheduled, we will charge a transfer processing fee. Also, for the first 12 months after an increase in the specified amount, we will deduct $10 each month from your policy.

     Upon the insured's 95th birthday, we will no longer deduct the monthly deduction. If the policy is a Last to Die Policy, we will not deduct the insurance related charges after the younger insured's 95th birthday. There are also fees and expenses which are deducted from the assets of the investment options.

PURCHASES

     You purchase a policy by completing the proper forms. In some circumstances, we may contact you for additional information regarding the insured(s). We may require the insured(s) to provide us with medical records, physicians' statements or a complete paramedical examination.

     The minimum initial premium payment we accept is computed for you based on the specified amount you request. The policies are designed for the payment of subsequent premiums. The minimum subsequent premium payment you can make is $50. Your registered representative can help you fill out the proper forms.

INVESTMENT CHOICES

     You can put your money in any of the fixed account options and/or in any of the investment options. Currently, you may invest in all investment choices at any one time. However, we reserve the right to limit this in the future.

DEATH BENEFIT

     The amount of the death benefit depends on:

          -  the specified amount of insurance of your policy;
          -  any debt that you may have;
          - any due and unpaid monthly deductions that are incurred as a result of your policy; entering into a grace period;
          -  under some circumstances, your cash value; and
          - the death benefit option in effect at the time of death of the insured (or last insured).

TAXES

     Your policy has been designed to comply with the definition of life insurance in the Internal Revenue Code. As a result, the death proceeds paid under the policy should be excludable from the gross income of your beneficiary. Any earnings in your policy are not taxed until you take them out. The tax treatment of the loan proceeds and surrender proceeds will depend on whether the policy is considered a Modified Endowment Contract (MEC). Proceeds taken out of a MEC are considered to come from earnings first and are includible in taxable income. If you are younger than 59 1/2 when you take money out of a MEC, you may also be subject to a 10% federal tax penalty on the earnings withdrawn.

ACCESS TO YOUR MONEY

     You can make a total surrender of your policy at any time and we will pay you the net cash value. You may make a partial surrender at any time after the end of your first policy year. When you make a total or partial surrender, a surrender charge may be assessed.

     You can also borrow some of your net cash value.

OTHER INFORMATION

     FREE LOOK. You can cancel the policy within 10 days after you receive it (or whatever period is required in your state). We will refund an amount equal to the cash value plus fees or charges deducted from the premium payments less any debt (or we will refund an amount equal to all premiums paid, less any debt, if required in your state).

     ADDITIONAL FEATURES.  The following additional features are offered:

          - You can arrange to have a regular amount of money automatically transferred from the dollar cost averaging account to selected invest-ment options each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature the dollar cost averaging option.
          - You can arrange to have us automatically rebalance amounts in selected investment options and Fixed Account I to return to your original percentage allocations. We call this feature the automatic transfer option.
          - We also offer a number of additional riders that are common to life insurance policies.

     These features may not be available in your state and may not be suitable for your particular situation.

INQUIRIES

     If you need more information about buying a policy, please contact us at:

        Valley Forge Life Insurance Company
        Investment Products
        100 CNA Drive
        Nashville, TN 37214
        (800) 262-1755

                                  THE COMPANY

     Valley Forge Life Insurance Company, with its administrative office located at 100 CNA Drive, Nashville, TN 37214, is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNA"). Loews Corporation owns approximately 86% of the outstanding common stock of CNA as of December 31, 1999.

     We are principally engaged in the sale of life insurance and annuities. We are licensed in the District of Columbia, Guam, Puerto Rico and all states, except New York, where we are only admitted as a reinsurer.

                      THE VARIABLE LIFE INSURANCE POLICIES

     The variable life insurance policies offered by this prospectus are contracts of insurance between you, the owner, and us, an insurance company. The policies described in this prospectus are flexible premium variable life insurance policies. The policies are "flexible" because:

          -  the frequency and amount of premium can vary;
          -  you can choose between death benefit options; and
          - you can increase or decrease the amount of insurance coverage, all within the same policy of insurance.

     The policies are "variable" because the cash value, when allocated to the investment options, may increase or decrease depending upon the investment results of the selected investment options. Under certain circumstances, the death benefit and the duration of your policy may also vary. The death benefit may vary because investment performance of the selected investment options may be sufficient to result in the death benefit being greater than the specified amount. The duration of your policy is also affected by investment performance because charges under the policies, when coupled with poor performance, may mean that at some time there may not be enough cash value in your policy to pay the charges and your policy will terminate unless you make a premium payment(s).

     While your policy is in force, you can surrender the policy for all, or after the first policy year, part of its net cash value. You may also obtain a policy loan using the policy as security and by properly assigning it to us.

     We also make available a number of riders to meet a variety of your estate planning needs. To the extent you select any of the investment options, you bear the investment risk. If your net cash value is insufficient to pay the monthly deductions, your policy may terminate.

     Because the policies are like traditional and universal life insurance, they provide a death benefit which is paid to your named beneficiary. The proceeds from the death benefit should be excludable from the gross income of the beneficiary, however estate taxes may apply. The income tax-free death proceeds makes this an excellent way to accumulate money you do not think you will use in your lifetime. It is also a tax-efficient way to provide for those you leave behind. If you need access to your money, you can borrow from your policy or make a total or partial surrender.

     We will issue the policy as an individual policy in most states, and as a certificate under a group life insurance policy in other states. As used in this prospectus, the term policy refers to either the individual life policy or to the certificate issued under a group life policy.

     There are two versions of the policy offered: a single life version and a last to die version (which covers two lives). Unless otherwise indicated any discussion applies equally to both versions of the policy.

PURCHASING CONSIDERATIONS

     The policies are designed for individuals and businesses that have a need for death protection but who also desire to potentially increase the values in their policies through investments in the investment options. The policies offer the following to individuals:

          -  create or conserve one's estate;
          -  supplement retirement income; and
          -  access to funds through loans and surrenders.

     If you currently own a variable life insurance policy on the life of the insured(s), you should consider whether the purchase of one of the policies described in this prospectus is appropriate. Replacement of an existing policy with one of the policies described in this prospectus may not be advantageous to your situation.

                                    EXPENSES

     There are charges and other expenses associated with the policies that reduce the return on your investment in a policy. The charges and expenses are described below.

PREMIUM CHARGE

     We deduct a premium charge from each premium payment you make to reimburse us for the expenses associated with selling the policy and for tax charges and costs we incur. The premium charge is 4% of premium payments.

MONTHLY DEDUCTION

     Each monthly date, we will make certain deductions from the cash value of your policy. The monthly deduction is for the cost of insurance for the following month. The first monthly deduction will be determined as of the policy date.

     We determine the monthly cost of insurance rate each year as of the policy anniversary. The rate will be charged for the next policy year. The monthly cost of insurance rate will not exceed the maximum guaranteed monthly cost of insurance rate shown on the policy schedule of your policy.

     The monthly cost of insurance is determined as (1) times (2) where:

             (1) is the net amount at risk which is equal to the base policy death benefit divided by the monthly equivalent of the guaranteed interest rate (currently 4%), minus the policy's cash value before charges, all divided by $1,000; and

             (2) is the monthly cost of insurance rate per $1,000 of coverage on the monthly date.

     When a Last to Die version of the Policy is purchased we will determine the monthly cost of insurance based upon the lives of both insureds.

     The cost of insurance rate for a policy month will be uniform for all specified amounts of insurance that:

          - are in the same specified amount band, sex, and risk classification;
          -  take effect when the insureds are the same age; and
          -  have been in force the same length of time.

     We may charge less than the maximum cost of insurance rates shown in your policy from time to time based on our expectations as to future cost elements such as: investment earnings, mortality, persistency, expenses and taxes. Any change we make will apply to all specified amount portions in the same risk classification.

     Since the mortality tables used with the policies distinguish between males and females, the cost of insurance and the benefits payable will differ between males and females of the same age. Employers, employee plans and employee organizations should seek legal advice to determine whether the Civil Rights Act of 1964, Title VII, or other applicable law prohibits the use of sex distinct mortality tables. We will offer the policy based upon unisex mortality tables where required.

EXPENSE CHARGE

     We deduct an expense charge from each investment option each business day. The expense charge is currently equal to:

Policy Years 1-10:                   Approximately 0.90%, on an annual
                                     basis, of the cash value of each
                                     investment option.
Policy Years 11 and later:           Approximately 0.45%, on an annual
                                     basis, of the cash value of each
                                     investment option.

     This charge compensates us for some of the mortality risks we assume, and the risk that we will experience costs above that for which we are compensated. It also compensates us for some of the administrative costs in administering the policy. We expect to profit from the charge.

SURRENDER CHARGES

     A surrender charge may be deducted if you make a full or partial surrender. A surrender charge may also be applicable when you reduce the specified amount.

     The initial surrender charge is a charge per $1,000, multiplied by the specified amount divided by 1,000, plus a charge for any applicable riders or substandard ratings. Any increases in the specified amount may result in additional surrender charges being imposed on the amount of such increase. The charge per $1,000 varies by issue age, sex, and risk classification. For the Single Life Policy the charge per $1,000 varies from $6.83 to $30.00, and for the Last to Die Policy the charge per $1,000 varies from $11.45 to $47.55. The initial surrender charge grades down to zero over 10 years -- single life; 15 years -- last to die.

SINGLE LIFE POLICY

       100% of the initial surrender charge in policy years 1 - 5
        80% of the initial surrender charge in policy year 6
        60% of the initial surrender charge in policy year 7
        40% of the initial surrender charge in policy year 8
        20% of the initial surrender charge in policy year 9
       No surrender charge in policy years 10 and later

LAST TO DIE POLICY

       100% of the initial surrender charge in policy years 1 - 6
        80% of the initial surrender charge in policy year 7
        70% of the initial surrender charge in policy year 8
        60% of the initial surrender charge in policy year 9
        50% of the initial surrender charge in policy year 10
        40% of the initial surrender charge in policy year 11
        30% of the initial surrender charge in policy year 12
        20% of the initial surrender charge in policy year 13
        10% of the initial surrender charge in policy year 14
       No surrender charge in policy years 15 and later

EXAMPLE CALCULATION

     For a Single Life Policy with a Male, Issue Age 45, Non-Smoker risk classification with an initial specified amount of $100,000, the initial surrender charge equals $1,500 calculated as follows:

     - The charge per $1,000 is $15

     - The initial surrender charge is $15 multiplied by $100,000 divided by 1,000 which equals $1,500

     - In the 2nd policy year, the surrender charge would be $1,500

     - In the 6th policy year, the surrender charge is $1,200, which is the initial surrender charge multiplied by 80%

FREE PARTIAL SURRENDER AMOUNT

     Each policy year, after the first, you can surrender a portion of your cash value free from any surrender charge. The free partial surrender amount for any policy year, after the first policy year, is 10% of the cash value and is determined at the time of the first partial surrender in a policy year. If the entire free partial surrender amount for a policy year is not taken in the first partial surrender of a policy year, the free partial surrender amount available for any other partial surrender in that policy year is the free partial surrender amount for that policy year less the total prior free partial surrender amounts withdrawn in the same policy year.

TRANSFER PROCESSING FEE

     You may transfer values from one investment option to another, or to or from the fixed accounts. The first 12 transfers in a policy year are free. The fee for each additional transfer is currently $25. The transfer processing fee is deducted from the amount which is transferred. Prescheduled dollar cost averaging transfers or automatic transfers are not counted when we determine transfer processing fees. Each transfer is considered to be one request regardless of the number of investment options or any fixed account involved in the transfer.

MONTHLY SPECIFIED AMOUNT INCREASE FEE

     If you increase the specified amount of your policy, we will deduct $10 each month for the first 12 months following the increase.

INCOME TAX CHARGE

     We do not currently assess any charge for income taxes. We reserve the right to assess a charge for such taxes against the investment options or your cash value if we determine that such taxes will be incurred.

CHARGES AFTER THE INSURED'S 95TH BIRTHDAY

     Once the insured turns 95, we will no longer deduct the insurance related charges, but we will continue to deduct the asset based charges. If the policy is a Last to Die Policy, we will not deduct the insurance related charges after the younger insured's 95th birthday.

     The annual expenses of the portfolios for the year ended December 31, 1999 below are based on data provided by the respective fund groups. We have not independently verified such data. Future expenses may be greater or less than those shown.

INVESTMENT OPTION ANNUAL EXPENSES
(as a percentage of average daily net assets of an investment option)

------------------------------------------------------------------------------------------------
                                                                    OTHER         TOTAL ANNUAL
                                                                  EXPENSES          EXPENSES
                                                               (AFTER WAIVERS    (AFTER WAIVERS
                                                                   AND/OR            AND/OR
                                                               REIMBURSEMENTS    REIMBURSEMENTS
                                                               WITH RESPECT TO   WITH RESPECT TO
                                                                   CERTAIN           CERTAIN
                                       MANAGEMENT      12B-1     INVESTMENT        INVESTMENT
                                     (ADVISORY FEES)   FEES       OPTIONS)          OPTIONS)
------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES (See
  Note 1)
  Federated High Income Bond Fund
     II............................       0.60%          --         0.19%             0.79%
  Federated Prime Money Fund II....       0.50%          --         0.23%             0.73%
  Federated Utility Fund II........       0.75%          --         0.19%             0.94%

THE ALGER AMERICAN FUND
  Alger American Growth
     Portfolio.....................       0.75%          --         0.04%             0.79%
  Alger American MidCap Growth
     Portfolio.....................       0.80%          --         0.05%             0.85%
  Alger American Small
     Capitalization Portfolio......       0.85%          --         0.05%             0.90%
  Alger American Leveraged AllCap
     Portfolio (See Note 2)........       0.85%          --         0.08%             0.93%

------------------------------------------------------------------------------------------------
                                                                    OTHER         TOTAL ANNUAL
                                                                  EXPENSES          EXPENSES
                                                               (AFTER WAIVERS    (AFTER WAIVERS
                                                                   AND/OR            AND/OR
                                                               REIMBURSEMENTS    REIMBURSEMENTS
                                                               WITH RESPECT TO   WITH RESPECT TO
                                                                   CERTAIN           CERTAIN
                                       MANAGEMENT      12B-1     INVESTMENT        INVESTMENT
                                     (ADVISORY FEES)   FEES       OPTIONS)          OPTIONS)
------------------------------------------------------------------------------------------------
VARIABLE INSURANCE PRODUCTS FUND
  (VIP), INITIAL CLASS AND VARIABLE
  INSURANCE PRODUCTS FUND II (VIP
  II), INITIAL CLASS (See Note 3)
  Fidelity VIP II Asset Manager
     Portfolio.....................       0.53%          --         0.10%             0.63%
  Fidelity VIP II Contrafund(R)
     Portfolio.....................       0.58%          --         0.09%             0.67%
  Fidelity VIP Equity-Income
     Portfolio.....................       0.48%          --         0.09%             0.57%
  Fidelity VIP II Index 500
     Portfolio.....................       0.24%          --         0.04%             0.28%

MFS VARIABLE INSURANCE TRUST (See
  Note 4)
  MFS Emerging Growth Series.......       0.75%          --         0.09%             0.84%
  MFS Growth With Income Series....       0.75%          --         0.13%             0.88%
  MFS Research Series..............       0.75%          --         0.11%             0.86%
  MFS Total Return Series..........       0.75%          --         0.15%             0.90%

JANUS ASPEN SERIES, SERVICE SHARES
  (See Note 5)
  Janus Aspen Series Capital
     Appreciation Portfolio........       0.65%        0.25%        0.04%             0.94%
  Janus Aspen Series Growth
     Portfolio.....................       0.65%        0.25%        0.02%             0.92%
  Janus Aspen Series Balanced
     Portfolio.....................       0.65%        0.25%        0.02%             0.92%
  Janus Aspen Series Flexible
     Income Portfolio..............       0.65%        0.25%        0.07%             0.97%
  Janus Aspen Series International
     Growth Portfolio..............       0.65%        0.25%        0.11%             1.01%
  Janus Aspen Series Worldwide
     Growth Portfolio..............       0.65%        0.25%        0.05%             0.95%

ALLIANCE VARIABLE PRODUCTS SERIES
  FUND, CLASS B SHARES
  Alliance Premier Growth
     Portfolio.....................       1.00%        0.25%        0.04%             1.29%
  Alliance Growth and Income
     Portfolio.....................       0.63%        0.25%        0.09%             0.97%

AMERICAN CENTURY VARIABLE
  PORTFOLIOS, INC. (See Note 6)
  American Century VP Income &
     Growth Fund...................       0.70%          --         0.00%             0.70%
  American Century VP Value Fund...       1.00%          --         0.00%             1.00%

------------------------------------------------------------------------------------------------
                                                                    OTHER         TOTAL ANNUAL
                                                                  EXPENSES          EXPENSES
                                                               (AFTER WAIVERS    (AFTER WAIVERS
                                                                   AND/OR            AND/OR
                                                               REIMBURSEMENTS    REIMBURSEMENTS
                                                               WITH RESPECT TO   WITH RESPECT TO
                                                                   CERTAIN           CERTAIN
                                       MANAGEMENT      12B-1     INVESTMENT        INVESTMENT
                                     (ADVISORY FEES)   FEES       OPTIONS)          OPTIONS)
------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST, CLASS 2
  SHARES (See Note 7)
  Templeton Developing Markets
     Securities Fund (See Note
     8)............................       1.25%        0.25%        0.31%             1.81%
  Templeton Asset Strategy Fund
     (see Note 8)..................       0.60%        0.25%        0.18%             1.03%

LAZARD RETIREMENT SERIES (See Note
  9)
  Lazard Retirement Equity
     Portfolio.....................       0.75%        0.25%        0.25%             1.25%
  Lazard Retirement Small Cap
     Portfolio.....................       0.75%        0.25%        0.25%             1.25%

THE UNIVERSAL INSTITUTIONAL FUNDS,
  INC. (See Note 10)
  Morgan Stanley International
     Magnum Portfolio..............       0.29%          --         0.87%             1.16%
  Morgan Stanley Emerging Markets
     Equity Portfolio..............       0.42%          --         1.37%             1.79%
------------------------------------------------------------------------------------------------

NOTES:

[1] The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 1999. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2000. The maximum shareholder services fee is 0.25%.

[2] Included in other expenses of the Alger American Leveraged AllCap Portfolio is .01% of interest expense.

[3] A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds, or FMR on behalf of certain funds, custodian credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. Including these reductions, the total operating expenses presented in the table would have been .56% for Equity-Income Portfolio, .62% for Asset Manager Portfolio, and .65% for the Contrafund Portfolio. FMR agreed to reimburse a portion of the Index 500 Portfolio's expenses during the period. Without this reimbursement, the Portfolio's management fee, other expenses and total expenses would have been .24%, .10% and .34%, respectively.

[4] Each of these funds has an expense offset arrangement which reduces its custodian fee based upon the amount of cash it maintains with its custodian and dividend disbursing agent, and may enter into such arrangements and directed brokerage arrangements (which would also have the effect of reducing its expenses). Any such fee reductions are not reflected above under "Other Expenses" and therefore are higher than the actual expenses of the series.

[5] Expenses are based on the estimated expenses that the new service shares class of each portfolio expects to incur in its initial fiscal year. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreement. All expenses are shown without the effect of any expense offset arrangements.

[6] The funds of American Century Variable Portfolios, Inc. have a stepped fee schedule. As a result, the funds' management fees generally decrease as the funds' assets increase.

[7] The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.

[8] On 2/8/00, shareholders approved a merger and reorganization that combined the fund with a similar fund of the Franklin Templeton Variable Insurance Products Trust ("VIP"). VIP shareholders approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Templeton Developing Markets Securities Fund -- Management Fees 1.25%, 12b-1 fees 0.25%, Other Expenses 0.29%, and Total Annual Expenses 1.79%; Templeton Asset Strategy Fund -- Management Fees 0.60%, 12b-1 fees 0.25%, Other Expenses 0.14% and Total Annual Expenses 0.99%. The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus.

[9] Effective May 1, 1999, Lazard Asset Management, the Fund's investment adviser, has agreed to waive its fee and/or reimburse the Portfolios through December 31, 2000 to the extent total annual portfolio expenses exceed 1.25% of the Portfolio's average daily net assets. Absent such an agreement, the other expenses and total annual portfolio expenses for the year ended December 31, 1999 would have been 4.63% and 5.63% for the Lazard Retirement Equity Portfolio and 6.31% and 7.31% for the Lazard Retirement Small Cap Portfolio.

[10] With respect to the Universal Institutional Funds, Inc. portfolios, the investment adviser has voluntarily waived a portion or all of the management fees and reimbursed other expenses of the portfolios to the extent total operating expenses exceed the following percentages: Emerging Markets Equity Portfolio 1.75%, International Magnum Portfolio 1.15%. The adviser may terminate this voluntary waiver at any time at its sole discretion. Absent such reductions, the "Management Fees" and "Other Expenses" would have been as follows: 1.25% and 1.37%, respectively for the Emerging Markets Equity Portfolio; and 0.80% and 0.87%, respectively for the International Magnum Portfolio.

                                   PURCHASES

PREMIUMS

     The initial premium is due on the policy date. The policy date is the date coverage under the policy becomes effective. Other premiums may be required. All premiums must be sent to us at our administrative office. Before we send out the policy, the application and the premium must be in good order as determined by our administrative rules.

     Your first policy year starts on the day the coverage is effective under your policy (the policy date). The twelve month period beginning on the policy date and ending the day before the same date in the next calendar year (and each succeeding twelve month period) is referred to as a policy year. Future policy years start on the same day and month in each subsequent year. We call that date a policy anniversary. Your monthly date is the same day as the policy date for each succeeding month.

SUBSEQUENT PREMIUMS

     The policies are designed to allow you to make subsequent premium payments. You can make premium payments until the policy anniversary nearest the insured's 95th birthday or until the policy anniversary nearest the younger insured's 95th birthday under a Last to Die policy. You may change the amount and frequency of premiums. We have the right to limit the amount of any increase. Each premium after the initial premium must be for at least $50. Unless specified, any payments received will be considered premiums and not loan repayments.

APPLICATION FOR A POLICY

     In order to purchase a policy, you must submit an application to us that provides information about the proposed insured(s). In some cases, we may contact you for additional information. We may request that the insured(s) provide us with medical records, a physician's statement or possibly require other medical tests.

ALLOCATION OF PREMIUM

     The initial premium is due on the policy date and will be allocated to the investment options no later than the latest of:

          -  2 business days after the policy date;
          - 2 business days after our receipt of your initial premium at our administrative office; or
          -  the date our underwriters approve your policy.

     Your premium is allocated to the available fixed accounts or one or more of the investment options, as selected by you. This allocation is not subject to the transfer processing fee provision (see "Transfer Processing Fee"). Currently, you can select as many investment options as you wish. However, we reserve the right to limit this in the future. All allocation percentages must be in whole numbers and at least 1%.

     You may change the allocation of future premiums by providing us with written notice. The change will be effective on the date we receive your request at our administrative office. Additional premium payments will be credited to your policy as of the business day they are received.

OUR RIGHT TO REJECT OR RETURN A PREMIUM PAYMENT

     In order to receive the tax treatment for life insurance under the Internal Revenue Code (Code), a policy must initially qualify and continue to qualify as life insurance under the Code. To maintain this qualification, we have reserved the right under the policy to return any premiums paid which we have determined will cause the policy to fail as life insurance. We also have the right to make changes in the policy or to make a distribution to the extent we determine this is necessary to continue to qualify the policy as life insurance. Such distributions may have current income tax consequences to you.

     If subsequent premiums will cause your policy to become a Modified Endowment Contract (MEC), we will contact you prior to applying the premium to your policy. If you elect to have the premium applied, we require that you acknowledge in writing that you understand the tax consequences of a MEC before we will apply the premiums.

GRACE PERIOD

     If the net cash value on any business day is not sufficient to cover any expense charges which are due but unpaid, a grace period of 61 days will be allowed for the payment of a sufficient premium to keep your policy in force. We will send you a notice at the start of the grace period to your last known address and to any assignee. A minimum payment of an amount equal to 2 monthly deductions must be paid during this period to prevent your policy from terminating without value. If the insured (or last insured) dies during the grace period, we will pay the death proceeds. If the lapse prevention guarantee period described below is in effect, the grace period will not apply until the beginning of the policy year following the lapse guarantee period.

REINSTATEMENT

     If your policy terminated at the end of a grace period and you have not surrendered it for its cash surrender value, you can request that we reinstate it (restore your insurance coverage). To reinstate your policy you must:

          - submit a written request for reinstatement at any time within 3 years after the end of the grace period;
          -  submit proof of insurability satisfactory to us;
          - pay an amount large enough to cover the next 2 monthly deductions;
          - pay any negative cash surrender value that existed at the end of the grace period; and
          - repay or reinstate any debt which existed at the end of the grace period.

     The effective date of a reinstatement is the monthly date on or following the day we approve the request for reinstatement.

     If a surrender charge was applied when the policy lapsed, the surrender charge applied will be credited to the cash value of your policy. The surrender charge on the date of reinstatement is equal to the surrender charge on the date of lapse. To determine the surrender charge on any date after the effective date of reinstatement, we will not consider the period the policy was lapsed. Unless you tell us otherwise, the allocation of the amount of the surrender charge, additional premiums and loan repayments will be based on the allocations in effect at the start of the grace period.

LAPSE PREVENTION GUARANTEE

     We guarantee that your policy will not lapse during the selected lapse prevention guarantee period if throughout that period, (a) equals or exceeds (b) where:

        (a) is the aggregate premium payments made less the amount of any surrenders (including applicable surrender charges) less any loan amount; and

        (b) is the minimum monthly lapse prevention guarantee premium multiplied by the number of complete months since the policy date, including the current month.

SINGLE LIFE POLICY

     There are six lapse prevention guarantee periods you may select:

          -  5 years (the default option)
          -  10 years
          -  20 years
          -  Until the insured's age 65
          -  Until the insured's age 85
          -  Life Option

LAST TO DIE POLICY

     There are three lapse prevention guarantee periods you may select:

          -  5 years (the default option)
          -  20 years
          -  Life Option

CASH VALUE

     On the policy date, the cash value in each investment option is equal to the portion of the initial premium allocated to the investment option. After the policy date the cash value equals the sum of the value in the fixed accounts, in the investment options you have selected, and the policy loan account.

     The cash value reflects:

          -  net premiums paid;
          -  the monthly deductions;
          -  the investment experience of the investment options selected;
          -  any interest credited on any fixed account selected;
          - any interest earned or interest charged on amounts allocated to the policy loan account; and
          - any deductions due as a result of a transfer or a partial surrender.

CASH SURRENDER VALUE AND NET CASH VALUE

     Your cash surrender value equals your cash value less the surrender charge. Your net cash value equals the cash surrender value less any debt.

     While your policy is in force, you may:

          -  take loans based on the net cash value;
          - make partial surrenders (after the end of the first policy year); or
          -  surrender the policy for its net cash value.

METHOD OF DETERMINING YOUR CASH VALUE ALLOCATED TO AN INVESTMENT OPTION

     The value of your policy will go up or down depending upon the investment performance of the investment option(s) you choose and the charges and deductions made against your cash value. In order to keep track of the value of your cash value, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.)

     Every business day we determine the value of an accumulation unit. We do this by multiplying the accumulation unit value for the immediately preceding business day by a factor for the investment option for the current business day.

     The factor is determined by:

          - dividing the value of an investment option at the end of the current business day by the value of the investment option for the previous business day; and
          -  subtracting the expense charge.

     The value of an accumulation unit may go up or down from business day to business day.

     When you make a premium payment, we credit your policy with accumulation units. The number of accumulation units credited is determined by dividing the amount of premiums allocated to the investment option by the value of the accumulation unit for that investment option. When we assess any charges we do so by deducting accumulation units from your policy. When you take a loan we reduce the number of the accumulation units in your policy and transfer the amount to the loan account.

     Our business day is each day that the New York Stock Exchange is open for business. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time.

                               INVESTMENT CHOICES

     The policies offer investment options which invest in various funds. The following investment options listed below are currently available in connection with the policies we are offering here.

     You should read this prospectus and the accompanying prospectuses for the investment options carefully before investing. Certain portfolios contained in the investment options' prospectuses may not be available under the policies offered by this prospectus.

     The investment objectives and policies of certain investment options are similar to the investment objectives and policies of other mutual funds that the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment options may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representations, that the results of similar funds will be comparable even though the funds have the same advisers.

     An investment option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment option with a small asset base. An investment option may not experience similar performance as its assets grow.

     FEDERATED INSURANCE SERIES
     Advised by Federated Investment Management Company

     - Federated High Income Bond Fund II

     - Federated Prime Money Fund II

     - Federated Utility Fund II (seeks high current income and moderate capital appreciation by investing in securities of utility companies)

     THE ALGER AMERICAN FUND
     Advised by Fred Alger Management, Inc.

     - Alger American Growth Portfolio

     - Alger American MidCap Growth Portfolio

     - Alger American Small Capitalization Portfolio

     - Alger American Leveraged AllCap Portfolio

     VARIABLE INSURANCE PRODUCTS FUND (VIP), INITIAL CLASS and
     VARIABLE INSURANCE PRODUCTS FUND II (VIP II), INITIAL CLASS
     Advised by Fidelity Management & Research Company

     - Fidelity VIP II Asset Manager Portfolio

     - Fidelity VIP II Contrafund(R) Portfolio (seeks long-term capital appreciation)

     - Fidelity VIP Equity-Income Portfolio

     - Fidelity VIP II Index 500 Portfolio

     MFS VARIABLE INSURANCE TRUST
     Advised by MFS Investment Management

     - MFS Emerging Growth Series

     - MFS Growth With Income Series

     - MFS Research Series (seeks long-term capital growth and future income)

     - MFS Total Return Series

     JANUS ASPEN SERIES, Service Shares
     Advised by Janus Capital Corporation

     - Janus Aspen Series Capital Appreciation Portfolio

     - Janus Aspen Series Growth Portfolio

     - Janus Aspen Series Balanced Portfolio

     - Janus Aspen Series Flexible Income Portfolio

     - Janus Aspen Series International Growth Portfolio

     - Janus Aspen Series Worldwide Growth Portfolio

     ALLIANCE VARIABLE PRODUCTS SERIES FUND, Class B Shares
     Advised by Alliance Capital Management, L.P.

     - Alliance Premier Growth Portfolio

     - Alliance Growth and Income Portfolio

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
     Advised by American Century Investment Management, Inc.

     - American Century VP Income & Growth Fund

     - American Century VP Value Fund

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST*, Class 2 Shares

     - Templeton Developing Markets Securities Fund (formerly, Templeton Developing Markets Fund)
       Advised by Templeton Asset Management Ltd.

     - Templeton Asset Strategy Fund (formerly, Templeton Asset Allocation Fund) Advised by Templeton Investment Counsel, LLC

     * Effective May 1, 2000, the funds of Templeton Variable Products Series Fund were merged into similar funds of Franklin Templeton Variable Insurance Products Trust.

     LAZARD RETIREMENT SERIES
     Advised by Lazard Asset Management

     - Lazard Retirement Equity Portfolio

     - Lazard Retirement Small Cap Portfolio

     THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (formerly, Morgan Stanley Dean Witter Universal Funds, Inc.)
     Advised by Morgan Stanley Asset Management

     - Morgan Stanley International Magnum Portfolio

     - Morgan Stanley Emerging Markets Equity Portfolio

     Shares of the investment options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain investment options may also be sold directly to qualified plans. The advisers of the funds believe that offering their shares in this manner will not be disadvantageous to you.

     We may enter into certain arrangements under which we are reimbursed by the investment options' advisors, distributors, and/or affiliates for the administrative services which we provide to the funds.

SUBSTITUTION AND LIMITATIONS ON FURTHER INVESTMENTS

     We may substitute one of the investment options you have selected with another investment option. We will not do this without the prior approval of the Securities and Exchange Commission. We may also limit further investment in an investment option. We will give you notice of our intention to do this.

FIXED ACCOUNT OPTIONS

     You may allocate premiums and cash values to one of our fixed account options. Fixed Account I is part of our general account, and will offer a uniform interest rate guaranteed for one policy year by us. At our discretion, we may declare an excess interest rate for this account. Fixed Account II offers various interest rates and time periods to select from. We have segregated our assets in Fixed Account II from our general account. The interest rates offered by Fixed Account II will depend on the time period you select. In certain circumstances, if you make a surrender from Fixed Account II before the expiration of the time period, you may be subject to an interest adjustment. The adjustment may be positive or negative. We also offer a dollar cost averaging option from our general account (see below).

TRANSFERS

     You can make transfers as described below. We have the right to terminate or modify these transfer provisions.

     You can make transfers by telephone or by other communication medium. If you own the policy with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we fail to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. However, we will not be liable for following telephone instructions that we reasonably believe to be genuine. We may tape record telephone instructions.

     Transfers are also subject to the following:

          - Currently, you can make 12 transfers every policy year without charge.
          - We will assess a $25 transfer fee for each transfer in excess of the free 12 transfers allowed per policy year. Transfers made pursuant to the dollar cost averaging option and the automatic transfer option will not be counted in determining the application of any transfer fee.
          - The minimum amount which you can transfer is $250 or your entire value in the investment option or any fixed account option, if it is less. This requirement is waived if the transfer is made in connection with the dollar cost averaging option or the automatic transfer option.
          - You may transfer up to 25% of the value of Fixed Account I from that account to any other account, subject to the $250 minimum amount of a transfer.
          - You may not make a transfer until after the end of the free look period.

          - A transfer will be effected as of the end of a business day when we receive a transfer request that contains all the information that is necessary for us to process the request.
          - We are not liable for a transfer made in accordance with your instructions.
          - Your right to make transfers is subject to modification if we determine, in our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by us to be to the disadvantage of other owners. A modification could be applied to transfers to, or from, one or more of the investment options and could include, but is not limited to:

               a. the requirement of a minimum time period between each transfer;
               b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or
               c. limiting the dollar amount that may be transferred between investment options by an owner at any one time.

          - Transfers do not change your allocation instructions for any future premium payments.

DOLLAR COST AVERAGING

     Dollar cost averaging allows you to systematically transfer a set amount each month from a source account to any of the investment options or Fixed Account I. By allocating amounts on a regularly scheduled basis as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. Dollar cost averaging may not be available in your state.

     We offer two different Dollar Cost Averaging (DCA) riders. You can have only one DCA account at a time. When you select a DCA option, we will open a dollar cost averaging account for you. If you select DCA Rider I, you must have at least $1,000 in the Federated Prime Money Fund II in order to participate in the dollar cost averaging option. The minimum amount which can be transferred each month is $100. If you select DCA Rider II, which is only available at issue, you must commit at least $5,000 to the DCA account. Your DCA account II is part of our general account assets and will be credited interest. You can select either a 6 or 12 month period when you elect DCA Rider II.

     Dollar cost averaging transfers will begin on the date you request, but no sooner than 7 business days after we receive the request provided the transfers do not begin until 30 days after the effective date of your policy. All dollar cost averaging transfers are made effective the same day each month. However, this day may not be later than the 28th of each month. If the calendar day selected is not a business day, transfers are made as of the next business day.

     Dollar cost averaging will terminate when any of the following occurs:

          -  at the end of the selected month period you designate; or
          - within 7 days of your written request to terminate these transfers.

     If your DCA option is terminated, all money remaining in the dollar cost averaging account will be transferred to the Federated Prime Money Fund II. We have the right to modify, discontinue or suspend the dollar cost averaging option. If you participate in the dollar cost averaging option, the transfers made under the program are not taken into account in determining any transfer processing fee. There is no additional charge for this option.

     Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected investment option(s) regardless of fluctuating price levels of the investment option(s). You should consider your financial ability to continue the dollar cost averaging option through periods of fluctuating price levels.

AUTOMATIC TRANSFER OPTION

     Once your money has been allocated among the investment choices, the performance of the elected options may cause your allocation to shift. You can direct us to automatically rebalance your cash value in selected investment options and Fixed Account I to return to your original percentage allocations by selecting our automatic transfer option. The automatic transfer option may not be available in your state. There is no additional charge if you elect the Automatic Transfer Option.

     You have the choice of rebalancing quarterly, semi-annually or annually. All transfers must take place before the 28th of the month. Allocation percentages must be in whole numbers.

     If you participate in the automatic transfer option, the transfers made under the program are not taken into account in determining any transfer processing fee.

     You may stop the automatic transfer option at any time by written notice. We must receive your written notice at least seven business days before the first business day in a new period. Once automatic transfer has been elected, any subsequent transfer instructions that differ from the then current instructions are treated as a request to change the automatic transfer allocation. All changes must be by written notice.

     EXAMPLE:

        Assume that you want your initial premium split between 2 investment options. You want 80% to be in the MFS Growth With Income Series and 20% to be in the Janus International Growth Portfolio. Over the next 2 1/2 months the domestic market does very well while the international market performs poorly. At the end of the quarter, the MFS Growth With Income Series now represents 86% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the MFS Growth With Income Series to bring its value back to 80% and use the money to buy more units in the Janus International Growth Portfolio to increase those holdings to 20%.

                                 DEATH BENEFIT

     The amount of the death benefit depends on the total specified amount of insurance, and under some circumstances, your cash value on the date of the insured's (or last insured's) death and the death benefit option (Option 1 or Option 2) in effect at that time. The initial specified amount and the insured person or persons whose life is covered by your policy are shown on the schedule page of your policy. If you purchase the Last to Die Policy, there will be two insured persons and the death benefit proceeds will be paid as soon as we receive due proof that the death of the last insured occurred. The insured(s) are named on the schedule page of your policy. The actual amount we pay the beneficiary will be reduced by any outstanding debt and any due and unpaid charges.

     The death benefit option in effect on the policy date (the date when the insured(s) life is covered under the policy) is shown on the schedule page of your policy.

     OPTION 1. The amount of the death benefit under Option 1 is the greater of:

          -  the specified amount; or
          - the applicable percentage of the cash value on the date of the insured's (or last insured's) death.

     OPTION 2. The amount of the death benefit under Option 2 is the greater of:

          - the specified amount plus the cash value on the date of death of the insured (or last insured); or
          - the applicable percentage of the cash value on the date of the insured's (or last insured's) death.

DEATH PROCEEDS

     The death proceeds equal:

          -  the death benefit provided by your policy; plus
          -  any insurance that may be provided by riders to your policy;
             less
          -  any debt; less
          -  any due and unpaid monthly deductions during the Grace Period.

     We will pay the death proceeds after we receive due proof of death and any other information that we reasonably require. The death proceeds may be adjusted under certain conditions.

CHANGE IN SPECIFIED AMOUNT

     You may change the specified amount after this policy has been in force for 1 year subject to the following:

          -  You must request the change in writing.
          - A decrease will be applied first against prior increases, if any, on a last-in, first-out basis, then against the initial specified amount. A decrease in specified amount will not reduce the specified amount lower than $100,000. A prorata share of any applicable surrender charge may apply.
          - An increase in specified amount will require proof of insurability.
          -  Any change in the specified amount must be for at least
             $25,000.

     If you increase the specified amount, we will deduct a $10.00 monthly specified amount increase fee for the first 12 months after the increase.

     A change will be effective on the monthly date following our approval or recording of the change. We will show the effective date of any change in specified amount in a supplemental policy schedule we will send you.

CHANGE IN DEATH BENEFIT OPTION

     You may change the death benefit option subject to the following:

          -  You must request the change in writing.
          - If you want to change death benefit Option 1 to Option 2, you must submit proof of insurability satisfactory to us. The specified amount will be reduced by the amount of cash value so that the death benefit is not increased as of the date of change.
          - If you want to change death benefit Option 2 to Option 1, the specified amount will be increased by the amount of cash value.

RIDERS

ADDITIONAL INSURANCE RIDER

     You can elect the additional insurance rider. This rider provides that we will pay the additional insurance death benefit when we receive due written proof of the death of the insured. The additional insurance death benefit will be the additional insurance specified amount shown on the schedule page of your policy less the excess, if any, of 1 over 2 or 3, where:

          1. is the cash value on the date of death times the applicable percentage of cash value shown on the schedule page of your policy;

          2. is the specified amount, if death benefit option 1 is shown on the schedule page of your policy; and

          3. is the specified amount plus the cash value, if death benefit option 2 is shown on the schedule page of your policy.

     To help you understand how this benefit works, we have set out some examples in Appendix B.

     This rider terminates when you give us written notice to terminate it; or on the policy anniversary on or after the insured's age 95; or when the policy terminates.

     We require an additional premium for this rider as shown on the schedule page of your policy.

THE ADDITIONAL INSURANCE RIDER IS ONLY AVAILABLE ON THE FLEXIBLE PREMIUM VARIABLE AND FIXED LIFE INSURANCE POLICY, AND NOT ON THE LAST TO DIE POLICY.

TERM INSURANCE ON CHILDREN RIDER

     You can elect the term insurance on children rider pursuant to our underwriting guidelines and state laws. This rider provides that we will pay the beneficiary an amount per unit of coverage if a covered child's (as defined in the rider) death occurs while the rider is in force within a certain period as described below:

          -  $250 per unit if the covered child's death occurs after he/she is 14 days old and before he/she is 6 months old; or
          -  $1,000 per unit if the covered child's death occurs on or after he/she turns 6 months old and before the policy
             anniversary nearest the covered child's 22nd birthday.

     You can apply for 1 to 20 units of coverage under this rider. Each unit provides a benefit amount of coverage, which depends on the age of the insured child at time of death, as described above. We charge a monthly rider charge for each unit of coverage.

     If the policy terminates because the insured dies, existing coverage on any child under this rider will be continued as fully paid-up insurance until the child's 22nd birthday. At age 22, conversion will be allowed as provided in the rider.

     This rider terminates when you give us written notice to terminate it and send us the policy to show the change; or on the policy anniversary on or nearest the insured's age 65; or when the policy terminates.

     The cost for this rider, as shown on the schedule page of your policy, will be added to the monthly deduction.

THE TERM INSURANCE ON CHILDREN RIDER IS ONLY AVAILABLE ON THE FLEXIBLE PREMIUM VARIABLE AND FIXED LIFE INSURANCE POLICY, AND NOT ON THE LAST TO DIE POLICY.

ACCELERATED BENEFIT RIDER

     You can elect the accelerated benefit rider. There is no additional charge if you elect the accelerated benefit rider. This rider provides that you may elect to receive an advance of the death benefit proceeds of the policy if the insured is terminally ill, as defined in the rider. Receipt of an accelerated death benefit may be a taxable event. You should contact your personal tax or financial adviser for specific information.

     The maximum accelerated death benefit advance will be the lesser of:

          - 75% of the policy death benefit on the day we receive the request; or
          -  $250,000 from all policies in force with us.

     If payments are made in other than a lump sum, the minimum amount of any payment will be $500. Surrender charges will not be assessed against any benefits paid under this rider.

     We will charge interest on the amount of the benefit advance. Interest will accrue daily at an interest rate which is not larger than the greater of:

          - the yield of a 90-day Treasury Bill as of the latest quote on the bills;
          -  the maximum adjustable loan rate allowable by law; or
          -  6%.

     This rider terminates on the earliest of: the date the policy terminates; or the date you give us written notice to terminate this rider; or the date that the benefit advance plus accrued interest equals the policy death benefit less all debt.

     Death benefits, cash values, and loan values, if any, will be reduced if a benefit is paid pursuant to this rider. Also, the receipt of an accelerated death benefit amount may adversely affect the recipient's eligibility for Medicaid or other government benefits or entitlements.

THE ACCELERATED BENEFIT RIDER IS ONLY AVAILABLE ON THE FLEXIBLE PREMIUM VARIABLE AND FIXED LIFE INSURANCE POLICY, AND NOT ON THE LAST TO DIE POLICY.

ACCIDENTAL DEATH BENEFIT RIDER

     You can elect the accidental death benefit rider. This rider provides that if the insured dies accidentally (as defined in the rider), we will pay the accidental benefit amount shown on the schedule page of your policy. The injury that caused death must occur after attained age one and before the policy anniversary on or immediately following the insured's 70th birthday.

     This rider terminates on the policy anniversary on or after the insured's age 70; or if you give us written notice to terminate it; or when the policy terminates.

THE ACCIDENTAL DEATH BENEFIT RIDER IS ONLY AVAILABLE ON THE FLEXIBLE PREMIUM VARIABLE AND FIXED LIFE INSURANCE POLICY, AND NOT ON THE LAST TO DIE POLICY.

OTHER INSURED TERM INSURANCE RIDER

     You can elect the other insured term insurance rider. This rider provides that we will pay the other insured (unless changed, the other insured is the person named in the application for this rider) specified amount shown on the schedule page of your policy as soon as we receive proof of the other insured's death.

     Under certain conditions, you can change the other insured's specified amount at any time after this rider is one year old by written notice to us.

     This rider terminates at the earliest of: the policy date on or after the other insured's 70th birthday; the date you give us written notice to terminate it; or the date the policy terminates.

     We require an additional premium for this rider as shown on your Policy Schedule.

THE OTHER INSURED TERM INSURANCE RIDER IS ONLY AVAILABLE ON THE FLEXIBLE PREMIUM VARIABLE AND FIXED LIFE INSURANCE POLICY, AND NOT ON THE LAST TO DIE POLICY.

TOTAL DISABILITY WAIVER OF PREMIUM RIDER

     You can elect the total disability waiver of premium rider. This rider provides that during a period of total disability, we will credit a premium to this policy. The amount of monthly premium to be credited will be the lesser of:

          - one-twelfth of the waiver of premium amount shown in the schedule page of your policy; or
          - the monthly average of premiums paid on this policy over the last thirty-six policy months.

     Benefits will begin on the latest date when:

          -  we have been notified of the onset of total disability;
          -  we have received due proof of total disability; and
          -  total disability has continued for six consecutive months.

     No benefits will be paid after the insured ceases to be totally disabled or after the policy has terminated.

     This rider terminates: on the first policy anniversary on or after the insured attains age 65; if you give us written notice to terminate it; or when the policy terminates.

     We require an additional premium for this rider as shown on the schedule page of your policy.

     If you elect this rider in connection with the Last to Die Policy, each insured under the policy must have his/her own rider in order to qualify.

WAIVER OF MONTHLY DEDUCTION RIDER

     If you choose the waiver of monthly deduction rider, we will waive monthly deductions if an insured becomes totally disabled, as defined in the rider. The waiver will begin on the latest date when:

          -  we have been notified of the onset of a total disability;
          -  we have received due proof of total disability; and
          -  total disability has continued for 6 consecutive months.

     If you choose this feature, the monthly cost of this rider is shown on your policy schedule. The rider will terminate:

          - on the first policy anniversary on or after the insured 65th birthday;
          -  if you give us written notice to terminate it; or
          -  when the policy terminates.

     This benefit may not be available in your state and is not available in conjunction with Total Disability Waiver of Premium Rider.

     If you own the Last to Die Policy, and choose the waiver of monthly deduction rider, each insured must qualify for his/her own rider.

FOUR YEAR TERM RIDER

     You can elect the four year term rider. This rider provides that we will pay the Four Year Term Rider death benefit shown on the schedule page of your policy if the death of the last insured to die occurs within the first four years following the policy date. This rider must be in effect at the time of the death of the last insured to die.

     This rider terminates: on the fourth policy anniversary; if you give us written notice to terminate it; or when the policy terminates.

     We require an additional premium for this rider as shown on the Policy Schedule.

     If you elect this rider in connection with the Last to Die Policy, the rider will be issued on both insureds under the policy.

THE FOUR YEAR TERM RIDER IS ONLY AVAILABLE ON THE LAST TO DIE POLICY, AND NOT ON THE FLEXIBLE PREMIUM VARIABLE AND FIXED LIFE POLICY.

SPLIT POLICY OPTION RIDER

     You can elect the split policy option rider. This rider provides that we will exchange the original policy without evidence of insurability for two new policies, one on the life of each of the insureds. The exchange is subject to the terms of the rider and rules with regard to insurable interest. There are certain specified conditions which must be met in order for the policy to be exchanged, as well as certain terms which will apply to the new policy.

     We will allow an exchange of the policy if:

          - A final decree of divorce is issued terminating a marriage of the two insureds to each other; or
          - There is a change in the federal estate tax law which results in either:
             (a) an end to the unlimited marital deduction available to the insureds if they were to die; or
             (b) a 50% or more reduction in the maximum federal estate tax rate.

     The exercise of this option, to split the policy, may under certain circumstances, result in adverse tax consequences. Please consult your tax adviser before exercising any options under this rider.

     This rider terminates on the earliest of: the date of death of either insured; the date the original policy is exchanged under the terms of this rider; the date the policy terminates; and the monthly date following receipt by us of your written notice canceling this rider.

     We require an additional premium for this rider as shown on the schedule page of your policy.

     If you elect this rider in connection with the Last to Die Policy, the rider will be issued on both insureds under the policy.

THE SPLIT POLICY OPTION RIDER IS ONLY AVAILABLE ON THE LAST TO DIE POLICY, AND NOT ON THE FLEXIBLE PREMIUM VARIABLE AND FIXED LIFE POLICY.

YOU SHOULD READ THE RIDERS CAREFULLY FOR THE TERMS AND CONDITIONS OF EACH SPECIFIC RIDER.

SETTLEMENTS

     When your policy becomes a claim because of the death of the insured (or last insured to die, settlement will be made upon due proof of death. If the proceeds are not paid within 30 days of receipt of due proof of death, the payment will include interest at the legal rate from the date of death of the insured (or last insured) until the date the claim is paid.

     Proceeds may be paid in a lump sum, or under any other mutually agreed upon payment option.

                                     TAXES

     NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice. You should consult your tax adviser about your own circumstances. We have included an additional discussion regarding taxes under the section "More Information."

LIFE INSURANCE IN GENERAL

     Life insurance, such as this policy, is a means of providing for death protection and setting aside money for future needs. Congress recognized the importance of such planning and provided special rules in the Internal Revenue Code (Code) for life insurance.

     Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your life insurance policy until you take the money out. Beneficiaries generally are not taxed when they receive the death proceeds upon the death of the insured (or last insured). However, estate taxes may apply.

TAKING MONEY OUT OF YOUR POLICY

     You, as the owner, will not be taxed on increases in the value of your policy until a distribution occurs either as a surrender or as a loan. However, if your policy is a MEC, any loans or surrenders from the policy will be treated as first coming from earnings which are included in income and then from your investment in the policy. Consequently, these distributed earnings are included in taxable income.

     The Code also provides that any amount received from a MEC which is included in income may be subject to a 10% penalty. The penalty will not apply if the income received is:

          (1)  paid on or after the taxpayer reaches age 59 1/2;

          (2) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); or

          (3) in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the taxpayer.

     If your policy is not a MEC, any surrender proceeds will be treated as first a recovery of the investment in the policy and to that extent will not be included in taxable income. Furthermore, any loan will be treated as indebtedness under the policy and not as a taxable distribution. See "Federal Tax Status" in the section "More Information" for more details including an explanation of whether your policy is a MEC.

DIVERSIFICATION

     The Code provides that the underlying investments for a variable life policy must satisfy certain diversification requirements in order to be treated as a life insurance contract. We believe that the investment options are being managed so as to comply with such requirements.

     Under current federal tax law, it is unclear as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not us would be considered the owner of the shares of the investment options. If you are considered the owner of the investments, it will result in the loss of the favorable tax treatment for the policy. It is unknown to what extent owners are permitted to select investment options, to make transfers among the investment options or the number and type of investment options owners may select from without being considered the owner of the shares. If guidance from the Internal Revenue Service is provided which is considered a new position, the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the policy, could be treated as the owner of the investment options.

     Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.

                              ACCESS TO YOUR MONEY

POLICY LOANS

     You may obtain a loan at any time while your policy is in force. Your request for a loan must be in writing. The amount of the loan and all existing loans may not be more than 90% of the net cash value as of the date of the loan. Also, the amount of the loan may not be less than $500. A loan will only be made upon the proper assignment of your policy to us with the policy as the sole security for the loan. Unless you state otherwise, transfers from the investment options to the policy loan account will be on a pro-rata basis as of the loan date. The amount transferred from each investment option and the fixed account will equal the ratio of the values each bears to the total unloaned cash value multiplied by the amount of the loan.

     When you take a policy loan, we will transfer an amount equal to the policy loan from the investment option(s) or Fixed Account I to the policy loan account. Unless you state otherwise, transfers from the investment options to the policy loan account will be on a pro-rata basis as of the loan date. The amount transferred from each investment option and the fixed account will equal the ratio of the values each bears to the total unloaned cash value multiplied by the amount of the loan. If you do not have a sufficient amount in the investment option(s), we will transfer any remaining amount from Fixed Account I. We will also transfer any loan interest that becomes due and unpaid in the same manner. Amounts transferred to the policy loan account will earn interest daily from the date of transfer. Policy loans may also have federal tax consequences (see "Federal Tax Status").

EFFECT OF A LOAN

     Policy loans will have a permanent effect on any death benefit and cash surrender value of your policy. The effect may be favorable or unfavorable. If loans are not repaid, the debt will reduce the amount of any death proceeds. Loans have a permanent effect on the policy because the amount transferred to the policy loan account will not share in the investment results of the investment options while the loan is outstanding. If the policy loan account earnings rate is less than the performance of the selected investment options and/or Fixed Account I, the values and benefits under the policy will be reduced (and the policy may even terminate) as a result of the loan.

LOAN INTEREST

     The loan interest rate charged is currently 8%. The loan interest credited to your policy is currently 6%. Interest is charged daily and is payable at the end of each policy year. Unpaid interest will be added to the existing debt as of the due date and will be charged interest at the same rate as the rest of the loan.

     We will credit a higher effective annual interest rate in the following circumstances:

          - for amounts borrowed up to an amount equal to cash value less the aggregate premium payments made to date (preferred loans); and
          - for all loans against policies that are in the 11th policy year or later.

     Preferred loans include the amount of any outstanding policy loan transferred in a tax-free exchange.

REPAYING POLICY DEBT

     The debt, or any part, may be repaid at any time as long as the policy is in force. Any debt outstanding will be deducted before any benefit proceeds are paid. When you repay part or all of the loan, we will transfer an amount equal to the amount you repay from the policy loan account to an investment option or to any fixed account.

     If a policy loan is outstanding, any payments received will be considered premiums and not loan repayments unless otherwise specified. If total debt equals or exceeds the cash value less the surrender charge, your policy will terminate without value. A termination of the policy with a loan outstanding may have federal income tax consequences (see "More Information -- Federal Tax Status").

PARTIAL SURRENDERS

     You may make a partial surrender at any time after the first policy year by written notice.

     When you make a partial surrender, we will reduce the cash value by the partial surrender amount and any surrender charges. We will require that any partial surrender amounts be first deducted from the cash value in the investment options proportionately among all accounts unless the owner specifically requests otherwise. We will also reduce the specified amount. The reduction in specified amount will be a dollar for dollar reduction in cash value due to the partial surrender.

     The minimum partial surrender amount is currently $500. We may assess a surrender charge on the amount surrendered. See "Surrender Charges" above.

     Partial surrenders will be allowed only if the policy continues to qualify as a contract of life insurance under the Code. We will also limit the maximum amount of all partial surrenders you can make in a policy year to the greater of:

          -  10% of the total premium payments; or
          -  cash value less total premiums paid less any policy debt.

FULL SURRENDERS

     You may completely surrender your policy and receive the net cash value at any time while the policy is in force. If you make a full surrender, we may require that you return your policy.

     The date of surrender will be the date we receive your written request. The net cash value will be determined as of the end of the business day during which your written request is received. All coverage will end on the date of surrender.

     Partial and full surrenders may have federal tax consequences (see "Federal Tax Status").

     For your protection, a request for surrender, policy loan, or a change in ownership must be by written notice. We may require the signature to be guaranteed by a member firm of the New York, Boston, Midwest, Philadelphia, or Pacific Stock Exchanges or by a commercial bank (not a savings bank), which is a member of the Federal Deposit Insurance Corporation. In some cases, we may require additional documentation of a customary nature.

                               OTHER INFORMATION

THE VARIABLE ACCOUNT

     We established a variable account, Valley Forge Life Insurance Company Variable Life Separate Account (Variable Account), to hold the assets that underlie the policies. Our Board of Directors adopted a resolution to establish the Variable Account under Illinois insurance law on February 12, 1996. We have registered the Variable Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

     The assets of the Variable Account are held in our name on behalf of the Variable Account and legally belong to us. However, those assets that underlie the policies, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

     We reserve the right to modify the structure or operation of the Variable Account. However, we guarantee that a modification will not affect the value of your policy.

DISTRIBUTOR

     The policy is sold by licensed insurance agents, where the policy may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.

     CNA Investor Services, Inc. ("CNA/ISI") serves as the distributor for the policies. CNA/ISI is located at CNA Plaza, Chicago, Illinois 60685. Broker-dealers will be paid commissions on the sale of the policies.

SUSPENSION OF PAYMENTS OR TRANSFERS

     We may be required to suspend or postpone any payments or transfers for any period when:

        (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

        (2)  trading on the New York Stock Exchange is restricted;

        (3) an emergency exists as a result of which disposal of shares of the portfolios is not reasonably practicable or we cannot reasonably value the shares of the portfolios;

        (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

     We have the right to defer payment of any surrender or transfer of any fixed account value for not more than 6 months from the date we receive your written notice, unless otherwise provided by your state.

OWNERSHIP

     OWNER. You, as the owner of the policy or certificate, have all of the rights under the policy while the insured (or last insured) is living. Your rights in the policy belong to your estate if you die before the insured (or last insured) dies and there is no joint owner or contingent owner.

     JOINT OWNER. The policy can be owned by joint owners. Joint owners have equal ownership rights. Authorization of both joint owners is required for all policy changes except for transfers and allocations.

     CONTINGENT OWNER. The contingent owner, if any, is named in the application, unless changed. You may name a contingent owner at any time while the insured is living by providing us with written notice. Once recorded, the designation will be effective as of the date the written notice was signed. Such change will not affect any payment we make or action we take before it was recorded.

     The contingent owner, if any, will become the owner if the named owner dies before the date of the insured's (or last insured's) death. If there are joint owners, the contingent owner will become the owner if both named joint owners die before the insured (or last insured).

     BENEFICIARY. The beneficiary is the person or entity you name to receive any death proceeds. The primary beneficiary is the person who will be paid death proceeds when the insured (or last insured) dies. The contingent beneficiary, if any, will become the beneficiary if no primary beneficiary is living on the date of the insured's (or last insured's) death. More than one primary and contingent beneficiary can be named. If there is more than one primary beneficiary alive when the insured (or last insured) dies, we will pay the primary beneficiaries in equal shares unless you provide otherwise.

     The primary beneficiary and contingent beneficiary on the policy date are named in the application. While the insured is alive, you may change any beneficiary. Any change must be by written notice. Once recorded, the change will take effect as of the date you signed it. Such change will not affect any payment we make or action we take before it was recorded. An irrevocable beneficiary must consent in writing to any change in beneficiary.

     If any beneficiary dies before the insured (or last insured), that beneficiary's interest in the death benefit will end. If any beneficiary dies at the same time as the insured (or last insured), or within 30 days of the insured (or last insured), that beneficiary's interest in the death benefit will end if no benefits have been paid to that beneficiary. If the interest of all designated beneficiaries has ended when the insured (or last insured) dies, we will pay the death benefit to you, or your estate if you are not living.

     Proceeds payable to a beneficiary will be free from the claims of creditors, to the extent allowed by law.

ASSIGNMENT

     You can assign any or all rights under your policy while the insured (or last insured) is living. Assignment of all rights is a change of ownership. An irrevocable beneficiary must consent in writing to any assignment. We are not responsible for the sufficiency or validity of any assignment. An assignment will not affect any payments or actions we have taken before we received notice of the assignment.

     An assignment may be a taxable event. You should consult a tax adviser if you wish to assign the policy.

                                MORE INFORMATION

EXECUTIVE OFFICERS AND DIRECTORS

     The name, age, positions and office, term as director, and business experience during the past five years for VFL's directors executive offices are listed in the following table:

                                    OFFICERS OF VFL
----------------------------------------------------------------------------------------
                                     POSITION(S) HELD      PRINCIPAL OCCUPATION(S)
NAME AND ADDRESS               AGE   WITH VFL              DURING PAST FIVE YEARS
----------------               ---   ----------------      -----------------------
Bernard L. Hengesbaugh         52    Director, Chairman    Chairman of the Board and
CNA Plaza                            of the Board and      Chief Executive Officer of
Chicago, IL 60685                    Chief Executive       CNA since February, 1999.
                                     Officer               Prior thereto, Mr.
                                                           Hengesbaugh was Executive
                                                           Vice President and Chief
                                                           Operating Officer of CNA
                                                           since February, 1998. Prior
                                                           thereto, Mr. Hengesbaugh was
                                                           Senior Vice President of CNA
                                                           since November, 1990. Mr.
                                                           Hengesbaugh has served as a
                                                           Director of VFL since
                                                           February, 1999.
Jonathan D. Kantor             43    Senior Vice           Senior Vice President,
CNA Plaza                            President,            Secretary and General Counsel
Chicago, IL 60685                    Secretary, General    of CNA since April, 1997.
                                     Counsel and           Group Vice President of CNA
                                     Director              General since April, 1994.
                                                           Prior thereto, Mr. Kantor was
                                                           a partner at the law firm of
                                                           Shea & Gould.*
Robert V. Deutsch              39    Senior Vice           Senior Vice President, Chief
CNA Plaza                            President, Chief      Financial Officer, and
Chicago, IL 60685                    Financial Officer,    Director since August 16,
                                     Director              1998. Prior thereto, Officer
                                                           for Executive Risk, Inc.
Thomas Pontarelli              51    Senior Vice           Senior Vice President, Human
CNA Plaza                            President, Director   Resources since April, 2000.
Chicago, IL 60685                                          Prior thereto, Group Vice
                                                           President, Human Resources.
                                                           From May 1974 to December,
                                                           1997, series of positions the
                                                           position of Chairman,
                                                           culminating in CEO and
                                                           President of Washington
                                                           National Insurance Company.
Donald P. Lofe, Jr.            42    Group Vice            Group Vice President,
CNA Plaza                            President, Director   Corporate Finance Department
Chicago, IL 60685                                          since October, 1998. Prior
                                                           thereto, partner-in-charge of
                                                           PricewaterhouseCoopers LLP.

                                    OFFICERS OF VFL
----------------------------------------------------------------------------------------
                                     POSITION(S) HELD      PRINCIPAL OCCUPATION(S)
NAME AND ADDRESS               AGE   WITH VFL              DURING PAST FIVE YEARS
----------------               ---   ----------------      -----------------------
Thomas F. Taylor               49    Executive Vice        Executive Vice President of
CNA Plaza                            President, Director   CNA since 1992. Director
Chicago, IL 60685                                          since October 1999.
----------------------------------------------------------------------------------------

* Shea & Gould declared bankruptcy in 1995.

     Each director is elected to serve until the next annual meeting of stockholders or until his or her successor is elected and shall have qualified. Some directors hold various executive positions with insurance company affiliates of Valley Forge. Executive officers serve at the discretion of the Board of Directors.

VOTING

     Pursuant to our view of present applicable law, we will vote the shares of the portfolios at special meetings of shareholders in accordance with instructions received from all owners having a voting interest. We will vote shares for which we have not received instructions and any shares that are ours in the same proportion as the shares for which we have received instructions.

     If the Investment Company Act of 1940 or any regulation thereunder is amended or if the present interpretation of the Act changes so as to permit us to vote the shares in our own right, we may elect to do so.

DISREGARD OF VOTING INSTRUCTIONS

     We may, when required to do so by state insurance authorities, vote shares of the portfolios without regard to instructions from owners. We will do this if such instructions would require the shares to be voted to cause a portfolio to make, or refrain from making, investments which would result in changes in the sub-classification or investment objectives of the portfolio. We may also disapprove changes in the investment policy initiated by owners or trustees/directors of the portfolios, if such disapproval:

          - is reasonable and is based on a good faith determination by us that the change would violate state or federal law;
          - the change would not be consistent with the investment objectives of the portfolios; or
          - which varies from the general quality and nature of investments and investment techniques used by other portfolios with similar investment objectives underlying other variable contracts offered by us or of an affiliated company.

     In the event we do disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to owners.

LEGAL OPINIONS

     Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the policies.

OUR RIGHT TO CONTEST

     We cannot contest your policy after it has been in force during the lifetime of the insured (each insured under the Last to Die Policy) for two years from the policy date; nor can we contest any increased benefit or reinstatement after it has been in force, while the insured (or last insured) is alive, for two years after the effective date of such increase or reinstatement.

     We cannot contest this policy, any reinstatement or any increase in benefits after the effective date of the policy, reinstatement, or increase in benefits unless:

          - an answer in the application for the policy, reinstatement or increase in benefits was not true or complete; and
          - if we had known the truth, we would not have issued or reinstated the policy as we did or increased the benefits.

     Any statement made by the insured(s) will not be used in any contest unless a copy is furnished to the beneficiary.

FEDERAL TAX STATUS

     NOTE: The following description is based upon our understanding of current federal income tax law applicable to life insurance in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"), defines the term "life insurance contract" for purposes of the Code. We believe that the policies to be issued will qualify as "life insurance contracts" under section 7702. We do not guarantee the tax status of the policies. Purchasers bear the complete risk that the policies may not be treated as "life insurance" under federal income tax laws. Purchasers should consult their own tax advisers. It should be further understood that the following discussion is not exhaustive and that special rules not described in this prospectus may be applicable in certain situations.

     INTRODUCTION. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon our understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

     We are taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from us and its operations form a part of us.

     DIVERSIFICATION. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance policy will not be treated as life insurance for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the policy as a life insurance contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the policy prior to the receipt of payments under the policy. The Code contains a safe harbor provision which provides that life insurance policies, such as these policies, will meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five (55%) percent of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. There is an exception for securities issued by the U.S. Treasury in connection with variable life insurance policies.

     On March 2, 1989, the Treasury Department issued regulations (Treas. Reg.Section 1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the policies. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if:

          (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment;

          (ii) no more than 70% of the value of the total assets of the portfolio is represented by any two investments;

          (iii) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and

          (iv) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of these regulations, all securities of the same issuer are treated as a single investment. The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer." We intend that each portfolio underlying the policies will be managed by the investment managers in such a manner as to comply with these diversification requirements.

     The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of the separate account will cause the owner to be treated as the owner of the assets of the separate account, thereby resulting in the loss of favorable tax treatment for the policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

     The amount of owner control which may be exercised under the policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered the owner of the assets of the Variable Account.

     In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in you being retroactively determined to be the owner of the assets of the separate account.

     Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.

     TAX TREATMENT OF THE POLICY. The policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Code. Although some interim guidance has been provided and proposed regulations have been issued, final regulations have not been adopted. Section 7702 of the Code requires the use of reasonable mortality and other expense charges. In establishing these charges, we have relied on the interim guidance provided in IRS Notice 88-128 and proposed regulations issued on July 5, 1991. Currently, there is even less guidance as to a policy issued on a substandard risk basis and thus it is even less clear whether a policy issued on such basis would meet the requirements of Section 7702 of the Code.

     While we have attempted to comply with Section 7702, the law in this area is very complex and unclear. There is a risk, therefore, that the Internal Revenue Service will not concur with our interpretations of Section 7702 that were made in determining such compliance. In the event the policy is determined not to so comply, it would not qualify for the favorable tax treatment usually accorded life insurance policies. You should consult your own tax advisers with respect to the tax consequences of purchasing the policy.

     POLICY PROCEEDS. The tax treatment accorded to loan proceeds and/or surrender payments from the policies will depend on whether the policy is considered to be a MEC. (See "Tax Treatment of Loans and Surrenders.") Otherwise, we believe that the policy should receive the same federal income tax treatment as any other type of life insurance. As such, the death benefit thereunder is excludable from the gross income of the beneficiary under Section 101(a) of the Code. Also, you are not deemed to be in constructive receipt of the net cash value, including increments thereon, under a policy until there is a distribution of such amounts.

     Federal, state and local, estate, inheritance and other tax consequences of ownership, or receipt of policy proceeds, depend on the circumstances of each owner or beneficiary.

     TAX TREATMENT OF LOANS AND SURRENDERS. Section 7702A of the Code sets forth the rules for determining when a life insurance policy will be deemed to be a MEC. A MEC is a contract which is entered into or materially changed on or after June 21, 1988 and fails to meet the 7-pay test. A policy fails to meet the 7-pay test when the cumulative amount paid under the policy at any time during the first 7 policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the policy provided for paid-up future benefits after the payment of seven (7) level annual premiums. A material change would include any increase in the future benefits or addition of qualified additional benefits provided under a policy unless the increase is attributable to: (1) the payment of premiums necessary to fund the lowest death benefit and qualified additional benefits payable in the first seven policy years; or (2) the crediting of interest or other earnings (including policyholder dividends) with respect to such premiums.

     Furthermore, any policy received in exchange for a policy classified as a MEC will be treated as a MEC regardless of whether it meets the 7-pay test. However, an exchange under Section 1035 of the Code of a life insurance policy entered into before June 21, 1988 for the policy will not cause the policy to be treated as a MEC if no additional premiums are paid.

     Due to the flexible premium nature of the policy, the determination of whether it qualifies for treatment as a MEC depends on the individual circumstances of each policy.

     If the policy is classified as a MEC, then surrenders and/or loan proceeds are taxable to the extent of income in the policy. Such distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first. Loan proceeds and/or surrender payments, including those resulting from the lapse of the policy, may also be subject to an additional 10% federal income tax penalty applied to the income portion of such distribution. The penalty shall not apply, however, to any distributions:

     (1) made on or after the date on which the taxpayer reaches age 59 1/2;

     (2) which are attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or

     (3) which ares part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his beneficiary.

     If a policy is not classified as a MEC, then any surrenders shall be treated first as a recovery of the investment in the policy which would not be received as taxable income. However, if a distribution is the result of a reduction in benefits under the policy within the first fifteen years after the policy is issued in order to comply with Section 7702, such distribution will, under rules set forth in Section 7702, be taxed as ordinary income to the extent of income in the policy.

     Any loans from a policy which is not classified as a MEC, will be treated as indebtedness of the owner and not a distribution. Upon complete surrender or lapse of the policy, if the amount received plus loan indebtedness exceeds the total premiums paid that are not treated as previously surrendered by the policy owner, the excess generally will be treated as ordinary income.

     Personal interest payable on a loan under a policy owned by an individual is generally not deductible. Furthermore, no deduction will be allowed for interest on loans under policies covering the life of any employee or officer of the taxpayer or any person financially interested in the business carried on by the taxpayer to the extent the indebtedness for such employee, officer or financially interested person exceeds $50,000. The deductibility of interest payable on policy loans may be subject to further rules and limitations under Sections 163 and 264 of the Code.

     Policy owners should seek competent tax advice on the tax consequences of taking loans, distributions, exchanging or surrendering any policy.

     TAX TREATMENT OF SETTLEMENT OPTIONS. Under the Code, a portion of the settlement option payments which are in excess of the death benefit proceeds are included in the beneficiary's taxable income. Under a settlement option payable for the lifetime of the beneficiary, the death benefit proceeds are divided by the beneficiary's life expectancy and proceeds received in excess of these prorated amounts are included in taxable income. The value of the death benefit proceeds is reduced by the value of any period certain or refund guarantee. Under a fixed payment or fixed period option, the death benefit proceeds are prorated by dividing the proceeds over the payment period under the option. Any payments in excess of the prorated amount will be included in taxable income.

     MULTIPLE POLICIES. The Code further provides that multiple MECs which are issued within a calendar year period to the same owner by one company or its affiliates are treated as one MEC for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of contracts. You should consult a tax adviser prior to purchasing more than one MEC in any calendar year period.

     TAX TREATMENT OF ASSIGNMENTS. An assignment of a policy or the change of ownership of a policy may be a taxable event. You should therefore consult a competent tax adviser should you wish to assign or change the owner of your policy.

     QUALIFIED PLANS. The policies may be used in conjunction with certain Qualified Plans. Because the rules governing such use are complex, you should not do so until you have consulted a competent Qualified Plans consultant.

     INCOME TAX WITHHOLDING. All distributions or the portion thereof which is includible in gross income of the policy owner are subject to federal income tax withholding. However, in most cases you may elect not to have taxes withheld. You may be required to pay penalties under the estimated tax rules, if withholding and estimated tax payments are insufficient.

REPORTS TO OWNERS

     At least once every policy year, we will send you a report showing current cash values and other information required by laws and regulations. We will mail this report to you at your last known address.

LEGAL PROCEEDINGS

     There are no legal proceedings to which the Variable Account or the Distributor is a party or to which the assets of the Variable Account are subject. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Variable Account.

EXPERTS

     The financial statements for Valley Forge Life Insurance Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 included in this Prospectus, which is part of this registration statement, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The financial statements for each of the subaccounts that comprise the Valley Forge Life Insurance Company Variable Life Separate Account as of and for the year ended December 31, 1999 (for the two years ended December 31, 1999 with respect to the statements of changes in net assets) included in this Prospectus which is part of this registration statement, and have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     Actuarial matters included in this prospectus have been examined by Rodney
E. Rishel, Jr., FSA, MAAA whose opinion is filed as an exhibit to the registration statement.

FINANCIAL STATEMENTS

     The financial statements of Valley Forge Life Insurance Company included herein should be considered only as bearing upon our ability to meet our obligations under the policies.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  (UNAUDITED)

                                                                             FEDERATED HIGH
                                       FEDERATED PRIME   FEDERATED UTILITY    INCOME BOND     FIDELITY EQUITY-    FIDELITY ASSET
         SEPTEMBER 30, 2000             MONEY FUND II         FUND II           FUND II       INCOME PORTFOLIO   MANAGER PORTFOLIO
         ------------------            ---------------   -----------------   --------------   ----------------   -----------------
ASSETS:
  Investments, at market value (see
    supplemental cost information
    below)                                $768,399           $134,294           $126,667          $619,356           $280,141
                                          --------           --------           --------          --------           --------
      TOTAL ASSETS                         768,399            134,294            126,667           619,356            280,141
                                          --------           --------           --------          --------           --------
LIABILITIES:
  Payable for fund withdrawals and
    surrenders                                  --                 --                 --                --                 --
                                          --------           --------           --------          --------           --------
      TOTAL LIABILITIES                         --                 --                 --                --                 --
                                          --------           --------           --------          --------           --------
NET ASSETS                                $768,399           $134,294           $126,667          $619,356           $280,141
                                          ========           ========           ========          ========           ========
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost                    $771,793           $142,090           $150,335          $692,162           $293,141
                                          ========           ========           ========          ========           ========

                                                             FIDELITY
                                       FIDELITY INDEX 500   CONTRAFUND
         SEPTEMBER 30, 2000                PORTFOLIO        PORTFOLIO
         ------------------            ------------------   ----------
ASSETS:
  Investments, at market value (see
    supplemental cost information
    below)                                 $2,681,104       $1,540,946
                                           ----------       ----------
      TOTAL ASSETS                          2,681,104        1,540,946
                                           ----------       ----------
LIABILITIES:
  Payable for fund withdrawals and
    surrenders                                     --               --
                                           ----------       ----------
      TOTAL LIABILITIES                            --               --
                                           ----------       ----------
NET ASSETS                                 $2,681,104       $1,540,946
                                           ==========       ==========
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost                     $2,597,832       $1,643,245
                                           ==========       ==========

                                                        JANUS ASPEN
                                           VAN ECK        CAPITAL                                                JANUS ASPEN
                                           EMERGING     APPRECIATION     JANUS ASPEN         JANUS ASPEN       FLEXIBLE INCOME
          SEPTEMBER 30, 2000             MARKETS FUND    PORTFOLIO     GROWTH PORTFOLIO   BALANCED PORTFOLIO      PORTFOLIO
          ------------------             ------------   ------------   ----------------   ------------------   ---------------
ASSETS:
  Investments, at market value (see
    supplemental cost information
    below)                                 $133,702       $584,939         $484,591            $141,397            $24,377
                                           --------       --------         --------            --------            -------
      TOTAL ASSETS                          133,702        584,939          484,591             141,397             24,377
                                           --------       --------         --------            --------            -------
LIABILITIES:
  Payable for fund withdrawals and
    surrenders                                   --             --               --                  --                 --
                                           --------       --------         --------            --------            -------
      TOTAL LIABILITIES                          --             --               --                  --                 --
                                           --------       --------         --------            --------            -------
NET ASSETS                                 $133,702       $584,939         $484,591            $141,397            $24,377
                                           ========       ========         ========            ========            =======
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost                     $110,073       $514,701         $463,604            $146,322            $24,290
                                           ========       ========         ========            ========            =======


                                           JANUS ASPEN        JANUS ASPEN
                                          INTERNATIONAL        WORLD WIDE
          SEPTEMBER 30, 2000             GROWTH PORTFOLIO   GROWTH PORTFOLIO
          ------------------             ----------------   ----------------
ASSETS:
  Investments, at market value (see
    supplemental cost information
    below)                                   $302,121           $378,007
                                             --------           --------
      TOTAL ASSETS                            302,121            378,007
                                             --------           --------
LIABILITIES:
  Payable for fund withdrawals and
    surrenders                                     --                 --
                                             --------           --------
      TOTAL LIABILITIES                            --                 --
                                             --------           --------
NET ASSETS                                   $302,121           $378,007
                                             ========           ========
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost                       $327,193           $385,572
                                             ========           ========

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                                  (UNAUDITED)

                                          ALGER AMERICAN
                                              SMALL                            ALGER AMERICAN     ALGER AMERICAN
                                          CAPITALIZATION    ALGER AMERICAN         MIDCAP           LEVERAGED       MFS EMERGING
           SEPTEMBER 30, 2000               PORTFOLIO      GROWTH PORTFOLIO   GROWTH PORTFOLIO   ALLCAP PORTFOLIO   GROWTH SERIES
           ------------------             --------------   ----------------   ----------------   ----------------   -------------
ASSETS:
  Investments, at market value (see
    supplemental cost information below)     $676,494         $2,064,532         $1,098,584          $12,784         $1,358,609
                                             --------         ----------         ----------          -------         ----------
      TOTAL ASSETS                            676,494          2,064,532          1,098,584           12,784          1,358,609
                                             --------         ----------         ----------          -------         ----------
LIABILITIES:
  Payable for fund withdrawals and
    surrenders                                     --                 --                 --               --                 --
                                             --------         ----------         ----------          -------         ----------
      TOTAL LIABILITIES                            --                 --                 --               --                 --
                                             --------         ----------         ----------          -------         ----------
NET ASSETS                                   $676,494         $2,064,532         $1,098,584          $12,784         $1,358,609
                                             ========         ==========         ==========          =======         ==========
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost                       $757,855         $1,779,688         $  808,475          $13,363         $1,239,871
                                             ========         ==========         ==========          =======         ==========


                                                             MFS GROWTH
                                                MFS             WITH
           SEPTEMBER 30, 2000             RESEARCH SERIES   INCOME SERIES
           ------------------             ---------------   -------------
ASSETS:
  Investments, at market value (see
    supplemental cost information below)     $625,078         $511,026
                                             --------         --------
      TOTAL ASSETS                            625,078          511,026
                                             --------         --------
LIABILITIES:
  Payable for fund withdrawals and
    surrenders                                     --               --
                                             --------         --------
      TOTAL LIABILITIES                            --               --
                                             --------         --------
NET ASSETS                                   $625,078         $511,026
                                             ========         ========
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost                       $453,060         $443,001
                                             ========         ========

                                                                            FIRST EAGLE      VAN ECK
                                                                               SOGEN        WORLDWIDE        ALLIANCE
                                           MFS LIMITED       MFS TOTAL       OVERSEAS      HARD ASSETS       PREMIER
          SEPTEMBER 30, 2000             MATURITY SERIES   RETURN SERIES   VARIABLE FUND      FUND       GROWTH PORTFOLIO
          ------------------             ---------------   -------------   -------------   -----------   ----------------
ASSETS:
  Investments, at market value (see
    supplemental cost information
    below)                                   $62,474         $425,150        $346,677        $30,295         $48,121
                                             -------         --------        --------        -------         -------
      TOTAL ASSETS                            62,474          425,150         346,677         30,295          48,121
                                             -------         --------        --------        -------         -------
LIABILITIES:
  Payable for fund withdrawals and
    surrenders                                    --               --              --             --              --
                                             -------         --------        --------        -------         -------
      TOTAL LIABILITIES                           --               --              --             --              --
                                             -------         --------        --------        -------         -------
NET ASSETS                                   $62,474         $425,150        $346,677        $30,295         $48,121
                                             =======         ========        ========        =======         =======
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost                       $65,568         $418,725        $284,431        $24,733         $53,887
                                             =======         ========        ========        =======         =======

                                                             AMERICAN
                                             ALLIANCE         CENTURY
                                            GROWTH AND       INCOME &
          SEPTEMBER 30, 2000             INCOME PORTFOLIO   GROWTH FUND
          ------------------             ----------------   -----------
ASSETS:
  Investments, at market value (see
    supplemental cost information
    below)                                   $11,228           $ --
                                             -------           ----
      TOTAL ASSETS                            11,228             --
                                             -------           ----
LIABILITIES:
  Payable for fund withdrawals and
    surrenders                                    --             --
                                             -------           ----
      TOTAL LIABILITIES                           --             --
                                             -------           ----
NET ASSETS                                   $11,228           $ --
                                             =======           ====
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost                       $11,248           $ --
                                             =======           ====

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                                  (UNAUDITED)

                                                         TEMPLETON                                           LAZARD
                                          AMERICAN      DEVELOPING        TEMPLETON          LAZARD        RETIREMENT
                                          CENTURY         MARKETS           ASSET          RETIREMENT      SMALL CAP
          SEPTEMBER 30, 2000             VALUE FUND   SECURITIES FUND   STRATEGY FUND   EQUITY PORTFOLIO   PORTFOLIO
          ------------------             ----------   ---------------   -------------   ----------------   ----------
ASSETS:
  Investments, at market value (see
    supplemental cost information
    below)                                  $ --           $ 17             $ --              $ --           $1,234
                                            ----           ----             ----              ----           ------
      TOTAL ASSETS                            --             17               --                --            1,234
                                            ----           ----             ----              ----           ------
LIABILITIES:
  Payable for fund withdrawals and
    surrenders                                --             --               --                --               --
                                            ----           ----             ----              ----           ------
      TOTAL LIABILITIES                       --             --               --                --               --
                                            ----           ----             ----              ----           ------
NET ASSETS                                  $ --           $ 17             $ --              $ --           $1,234
                                            ====           ====             ====              ====           ======
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost                      $ --           $ 32             $ --              $ --           $1,234
                                            ====           ====             ====              ====           ======


                                          MORGAN STANLEY     MORGAN STANLEY
                                          INTERNATIONAL     EMERGING MARKETS
          SEPTEMBER 30, 2000             MAGNUM PORTFOLIO   EQUITY PORTFOLIO
          ------------------             ----------------   ----------------
ASSETS:
  Investments, at market value (see
    supplemental cost information
    below)                                     $ 63              $3,451
                                               ----              ------
      TOTAL ASSETS                               63               3,451
                                               ----              ------
LIABILITIES:
  Payable for fund withdrawals and
    surrenders                                   --                  --
                                               ----              ------
      TOTAL LIABILITIES                          --                  --
                                               ----              ------
NET ASSETS                                     $ 63              $3,451
                                               ====              ======
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost                         $ 66              $3,974
                                               ====              ======

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                            STATEMENTS OF OPERATIONS
                                  (UNAUDITED)

                                                                              FEDERATED HIGH
FOR THE NINE MONTH PERIOD               FEDERATED PRIME   FEDERATED UTILITY    INCOME BOND     FIDELITY EQUITY-
ENDED SEPTEMBER 30, 2000                 MONEY FUND II         FUND II           FUND II       INCOME PORTFOLIO
-------------------------               ---------------   -----------------   --------------   ----------------
Investment income:
  Dividend income                          $ 22,178           $  5,913           $  9,300          $ 47,764
                                           --------           --------           --------          --------
                                             22,178              5,913              9,300            47,764
                                           --------           --------           --------          --------
Expenses:
  Mortality and expense risk charges          6,213                854                720             4,116
  Policy fees/Cost of insurance              67,220             11,099              9,965            45,294
                                           --------           --------           --------          --------
                                             73,433             11,953             10,685            49,410
                                           --------           --------           --------          --------
  NET INVESTMENT INCOME (LOSS)              (51,255)            (6,040)            (1,385)           (1,646)
                                           --------           --------           --------          --------
Investment gains and (losses):
  Net realized gains (losses)                    --               (600)            (1,797)           (2,945)
  Net unrealized gains (losses)              (3,394)            (8,187)           (21,387)          (64,502)
                                           --------           --------           --------          --------
NET REALIZED AND UNREALIZED INVESTMENT
  GAINS (LOSSES)                             (3,394)            (8,787)           (23,184)          (67,447)
                                           --------           --------           --------          --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                $(54,649)          $(14,827)          $(24,569)         $(69,093)
                                           ========           ========           ========          ========

                                                                                  FIDELITY
FOR THE NINE MONTH PERIOD                FIDELITY ASSET     FIDELITY INDEX 500   CONTRAFUND
ENDED SEPTEMBER 30, 2000                MANAGER PORTFOLIO       PORTFOLIO        PORTFOLIO
-------------------------               -----------------   ------------------   ----------
Investment income:
  Dividend income                           $ 28,101            $  28,974         $149,840
                                            --------            ---------         --------
                                              28,101               28,974          149,840
                                            --------            ---------         --------
Expenses:
  Mortality and expense risk charges           1,837               14,808            8,635
  Policy fees/Cost of insurance               18,890              147,914           88,260
                                            --------            ---------         --------
                                              20,727              162,722           96,895
                                            --------            ---------         --------
  NET INVESTMENT INCOME (LOSS)                 7,374             (133,748)          52,945
                                            --------            ---------         --------
Investment gains and (losses):
  Net realized gains (losses)                 (1,471)              61,879           (1,204)
  Net unrealized gains (losses)              (31,583)             142,854          438,721
                                            --------            ---------         --------
NET REALIZED AND UNREALIZED INVESTMENT
  GAINS (LOSSES)                             (33,054)             204,733          437,517
                                            --------            ---------         --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $(25,680)           $  70,985         $490,462
                                            ========            =========         ========

                                           VAN ECK      JANUS ASPEN
                                          WORLDWIDE       CAPITAL                                                JANUS ASPEN
FOR THE NINE MONTH PERIOD                  EMERGING     APPRECIATION     JANUS ASPEN         JANUS ASPEN       FLEXIBLE INCOME
ENDED SEPTEMBER 30, 2000                 MARKETS FUND    PORTFOLIO     GROWTH PORTFOLIO   BALANCED PORTFOLIO      PORTFOLIO
-------------------------                ------------   ------------   ----------------   ------------------   ---------------
Investment income:
  Dividend income                          $    --        $  3,163         $27,945             $12,511              $  86
                                           -------        --------         -------             -------              -----
                                                --           3,163          27,945              12,511                 86
                                           -------        --------         -------             -------              -----
Expenses:
  Mortality and expense risk charges           640           2,728           2,154                 623                 23
  Policy fees/Cost of insurance              7,661          31,673          22,415               6,546                684
                                           -------        --------         -------             -------              -----
                                             8,301          34,401          24,569               7,169                707
                                           -------        --------         -------             -------              -----
  NET INVESTMENT INCOME (LOSS)              (8,301)        (31,238)          3,376               5,342               (621)
                                           -------        --------         -------             -------              -----
Investment gains and (losses):
  Net realized gains (losses)                7,849          48,954          15,531              (3,102)               (54)
  Net unrealized gains (losses)             (1,345)         30,979           4,674              (5,966)                86
                                           -------        --------         -------             -------              -----
  NET REALIZED AND UNREALIZED
    INVESTMENT GAINS (LOSSES)                6,504          79,933          20,205              (9,068)                32
                                           -------        --------         -------             -------              -----
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                $(1,797)       $ 48,695         $23,581             $(3,726)             $(589)
                                           =======        ========         =======             =======              =====


                                           JANUS ASPEN        JANUS ASPEN
FOR THE NINE MONTH PERIOD                 INTERNATIONAL        WORLDWIDE
ENDED SEPTEMBER 30, 2000                 GROWTH PORTFOLIO   GROWTH PORTFOLIO
-------------------------                ----------------   ----------------
Investment income:
  Dividend income                            $ 15,487           $ 24,887
                                             --------           --------
                                               15,487             24,887
                                             --------           --------
Expenses:
  Mortality and expense risk charges            1,611              1,738
  Policy fees/Cost of insurance                14,522             19,038
                                             --------           --------
                                               16,133             20,776
                                             --------           --------
  NET INVESTMENT INCOME (LOSS)                   (646)             4,111
                                             --------           --------
Investment gains and (losses):
  Net realized gains (losses)                   7,111             19,129
  Net unrealized gains (losses)               (29,942)           (25,360)
                                             --------           --------
  NET REALIZED AND UNREALIZED
    INVESTMENT GAINS (LOSSES)                 (22,831)            (6,231)
                                             --------           --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  $(23,477)          $ (2,120)
                                             ========           ========

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT

                    STATEMENTS OF OPERATIONS -- (CONTINUED)
                                  (UNAUDITED)

                                       ALGER AMERICAN
                                           SMALL                           ALGER AMERICAN    ALGER AMERICAN
      FOR THE NINE MONTH PERIOD        CAPITALIZATION    ALGER AMERICAN    MIDCAP GROWTH    LEVERAGED ALLCAP
      ENDED SEPTEMBER 30, 2000           PORTFOLIO      GROWTH PORTFOLIO     PORTFOLIO         PORTFOLIO
      -------------------------        --------------   ----------------   --------------   ----------------
Investment income:
  Dividend income                        $ 155,559          $199,050          $ 71,634          $    --
                                         ---------          --------          --------          -------
                                           155,559           199,050            71,634               --
                                         ---------          --------          --------          -------
Expenses:
  Mortality and expense risk charges         3,027            10,501             4,257               11
  Policy fees/Cost of insurance             28,764           114,084            37,765              309
                                         ---------          --------          --------          -------
                                            31,791           124,585            42,022              320
                                         ---------          --------          --------          -------
NET INVESTMENT INCOME (LOSS)               123,768            74,465            29,612             (320)
                                         ---------          --------          --------          -------
Investment gains and (losses):
Net realized gains (losses)                  4,953            18,573            19,530               (2)
Net unrealized gains (losses)             (119,065)          154,134           223,940             (579)
                                         ---------          --------          --------          -------
NET REALIZED AND UNREALIZED
  INVESTMENT GAINS (LOSSES)               (114,112)          172,707           243,470             (581)
                                         ---------          --------          --------          -------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS              $   9,656          $247,172          $273,082          $  (901)
                                         =========          ========          ========          =======


      FOR THE NINE MONTH PERIOD        MFS EMERGING    MFS RESEARCH   MFS GROWTH WITH
      ENDED SEPTEMBER 30, 2000         GROWTH SERIES      SERIES       INCOME SERIES
      -------------------------        -------------   ------------   ---------------
Investment income:
  Dividend income                        $  58,635       $    167        $  5,693
                                         ---------       --------        --------
                                            58,635            167           5,693
                                         ---------       --------        --------
Expenses:
  Mortality and expense risk charges         7,826          3,192           3,077
  Policy fees/Cost of insurance             77,127         35,569          36,969
                                         ---------       --------        --------
                                            84,953         38,761          40,046
                                         ---------       --------        --------
NET INVESTMENT INCOME (LOSS)               (26,318)       (38,594)        (34,353)
                                         ---------       --------        --------
Investment gains and (losses):
Net realized gains (losses)                 41,486         28,019          16,489
Net unrealized gains (losses)             (110,468)        94,287          30,505
                                         ---------       --------        --------
NET REALIZED AND UNREALIZED
  INVESTMENT GAINS (LOSSES)                (68,982)       122,306          46,994
                                         ---------       --------        --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS              $ (95,300)      $ 83,712        $ 12,641
                                         =========       ========        ========

                                                                             FIRST EAGLE         VAN ECK
      FOR THE NINE MONTH PERIOD           MFS LIMITED       MFS TOTAL      SOGEN OVERSEAS     WORLDWIDE HARD
       ENDED SEPTEMBER 30, 2000         MATURITY SERIES   RETURN SERIES     VARIABLE FUND      ASSETS FUND
      -------------------------         ---------------   -------------    --------------     --------------
Investment income:
  Dividend income                           $    --          $18,266          $     --           $   259
                                            -------          -------          --------           -------
                                                 --           18,266                --               259
                                            -------          -------          --------           -------
Expenses:
  Mortality and expense risk charges            464            2,546             1,970               179
  Policy fees/Cost of insurance               6,207           25,546            22,703             2,177
                                            -------          -------          --------           -------
                                              6,671           28,092            24,673             2,356
                                            -------          -------          --------           -------
NET INVESTMENT INCOME (LOSS)                 (6,671)          (9,826)          (24,673)           (2,097)
                                            -------          -------          --------           -------
Investment gains and (losses):
  Net realized gains (losses)                (1,047)            (255)           24,722             1,020
  Net unrealized gains (losses)                (952)          27,533            19,614             4,536
                                            -------          -------          --------           -------
NET REALIZED AND UNREALIZED INVESTMENT
  GAINS (LOSSES)                             (1,999)          27,278            44,336             5,556
                                            -------          -------          --------           -------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $(8,670)         $17,452          $ 19,663           $ 3,459
                                            =======          =======          ========           =======

                                                           ALLIANCE GROWTH   AMERICAN CENTURY
      FOR THE NINE MONTH PERIOD         ALLIANCE PREMIER     AND INCOME      INCOME & GROWTH
       ENDED SEPTEMBER 30, 2000         GROWTH PORTFOLIO      PORTFOLIO            FUND
      -------------------------         ----------------   ---------------   ----------------
Investment income:
  Dividend income                           $ 1,414             $  --               $--
                                            -------             -----               --
                                              1,414                --               --
                                            -------             -----               --
Expenses:
  Mortality and expense risk charges            101                 4               --
  Policy fees/Cost of insurance               1,027               109               --
                                            -------             -----               --
                                              1,128               113               --
                                            -------             -----               --
NET INVESTMENT INCOME (LOSS)                    286              (113)              --
                                            -------             -----               --
Investment gains and (losses):
  Net realized gains (losses)                   (39)                1               --
  Net unrealized gains (losses)              (5,766)              (21)              --
                                            -------             -----               --
NET REALIZED AND UNREALIZED INVESTMENT
  GAINS (LOSSES)                             (5,805)              (20)              --
                                            -------             -----               --
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $(5,519)            $(133)              $--
                                            =======             =====               ==

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT

                    STATEMENTS OF OPERATIONS -- (CONTINUED)
                                  (UNAUDITED)

                                                                 TEMPLETON                                           LAZARD
                                                                DEVELOPING        TEMPLETON          LAZARD        RETIREMENT
        FOR THE NINE MONTH PERIOD          AMERICAN CENTURY       MARKETS           ASSET          RETIREMENT      SMALL CAP
        ENDED SEPTEMBER 30, 2000              VALUE FUND      SECURITIES FUND   STRATEGY FUND   EQUITY PORTFOLIO   PORTFOLIO
        -------------------------          ----------------   ---------------   -------------   ----------------   ----------
Investment income:
  Dividend income                                $ --              $  --            $ --              $ --            $ --
                                                 ----              -----            ----              ----            ----
                                                   --                 --              --                --              --
                                                 ----              -----            ----              ----            ----
Expenses:
  Mortality and expense risk charges               --                 --              --                --               1
  Policy fees/Cost of insurance                    --                 14              --                --              22
                                                 ----              -----            ----              ----            ----
                                                   --                 14              --                --              23
                                                 ----              -----            ----              ----            ----
  NET INVESTMENT INCOME (LOSS)                     --                (14)             --                --             (23)
                                                 ----              -----            ----              ----            ----
Investment gains and (losses):
  Net realized gains (losses)                      --                (12)             --                --              --
  Net unrealized gains (losses)                    --                 (3)             --                --              --
                                                 ----              -----            ----              ----            ----
  NET REALIZED AND UNREALIZED INVESTMENT
    GAINS (LOSSES)                                 --                (15)             --                --              --
                                                 ----              -----            ----              ----            ----
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                      $ --              $ (29)           $ --              $ --            $(23)
                                                 ====              =====            ====              ====            ====

                                                               MORGAN STANLEY
                                            MORGAN STANLEY        EMERGING
        FOR THE NINE MONTH PERIOD           INTERNATIONAL         MARKETS
        ENDED SEPTEMBER 30, 2000           MAGNUM PORTFOLIO   EQUITY PORTFOLIO
        -------------------------          ----------------   ----------------
Investment income:
  Dividend income                                $ --              $  20
                                                 ----              -----
                                                   --                 20
                                                 ----              -----
Expenses:
  Mortality and expense risk charges               --                  5
  Policy fees/Cost of insurance                    24                113
                                                 ----              -----
                                                   24                118
                                                 ----              -----
  NET INVESTMENT INCOME (LOSS)                    (24)               (98)
                                                 ----              -----
Investment gains and (losses):
  Net realized gains (losses)                      (1)                (5)
  Net unrealized gains (losses)                    (3)              (535)
                                                 ----              -----
  NET REALIZED AND UNREALIZED INVESTMENT
    GAINS (LOSSES)                                 (4)              (540)
                                                 ----              -----
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                      $(28)             $(638)
                                                 ====              =====

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                                                FEDERATED HIGH
       FOR THE NINE MONTH PERIOD          FEDERATED PRIME   FEDERATED UTILITY       INCOME       FIDELITY EQUITY-
        ENDED SEPTEMBER 30, 2000           MONEY FUND II         FUND II         BOND FUND II    INCOME PORTFOLIO
       -------------------------          ---------------   -----------------   --------------   ----------------
From operations:
  Net investment income (loss)              $   (51,255)        $ (6,040)          $ (1,385)         $ (1,646)
  Net realized and unrealized investment
    gains (losses)                               (3,394)          (8,787)           (23,184)          (67,447)
                                            -----------         --------           --------          --------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                    (54,649)         (14,827)           (24,569)          (69,093)
                                            -----------         --------           --------          --------
From capital transactions:
  Net premiums/deposits                       1,482,364           37,043             47,348           151,847
  Surrenders and withdrawals                    (40,122)          (3,370)              (364)           (6,409)
  Transfers in (out of) subaccounts,
    net -- Note 1                            (1,930,166)          (7,396)            (3,060)          (72,465)
                                            -----------         --------           --------          --------
CHANGE IN NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS                         (487,924)          26,277             43,924            72,973
                                            -----------         --------           --------          --------
Increase in net assets                         (542,573)          11,450             19,355             3,880
Net assets at beginning of period             1,310,972          122,844            107,312           615,476
                                            -----------         --------           --------          --------
NET ASSETS AT END OF PERIOD                 $   768,399         $134,294           $126,667          $619,356
                                            ===========         ========           ========          ========
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                    $      1.00         $  13.58           $   9.10          $  24.54
                                            ===========         ========           ========          ========
UNITS OUTSTANDING AT END OF PERIOD              768,399            9,889             13,919            25,239
                                            ===========         ========           ========          ========

                                                                                    FIDELITY
       FOR THE NINE MONTH PERIOD           FIDELITY ASSET     FIDELITY INDEX 500   CONTRAFUND
        ENDED SEPTEMBER 30, 2000          MANAGER PORTFOLIO       PORTFOLIO        PORTFOLIO
       -------------------------          -----------------   ------------------   ----------
From operations:
  Net investment income (loss)                $  7,374            $ (133,748)      $   52,945
  Net realized and unrealized investment
    gains (losses)                             (33,054)              204,733          437,517
                                              --------            ----------       ----------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                   (25,680)               70,985          490,462
                                              --------            ----------       ----------
From capital transactions:
  Net premiums/deposits                         40,169                97,622          408,879
  Surrenders and withdrawals                    (2,383)              (22,063)         (16,419)
  Transfers in (out of) subaccounts,
    net -- Note 1                                2,025               714,910          118,288
                                              --------            ----------       ----------
CHANGE IN NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS                          39,811               790,469          510,748
                                              --------            ----------       ----------
Increase in net assets                          14,131               861,454        1,001,210
Net assets at beginning of period              266,010             1,819,650          539,736
                                              --------            ----------       ----------
NET ASSETS AT END OF PERIOD                   $280,141            $2,681,104       $1,540,946
                                              ========            ==========       ==========
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                      $  16.64            $   162.22       $    25.41
                                              ========            ==========       ==========
UNITS OUTSTANDING AT END OF PERIOD              16,835                16,528           60,643
                                              ========            ==========       ==========

                                            VAN ECK        JANUS ASPEN
                                           WORLDWIDE         CAPITAL                                                JANUS ASPEN
      FOR THE NINE MONTH PERIOD         EMERGING MARKETS   APPRECIATION     JANUS ASPEN         JANUS ASPEN       FLEXIBLE INCOME
       ENDED SEPTEMBER 30, 2000               FUND          PORTFOLIO     GROWTH PORTFOLIO   BALANCED PORTFOLIO      PORTFOLIO
      -------------------------         ----------------   ------------   ----------------   ------------------   ---------------
From operations:
  Net investment income (loss)              $ (8,301)        $(31,238)        $  3,376            $  5,342            $  (621)
  Net realized and unrealized
    investment gains (losses)                  6,504           79,933           20,205              (9,068)                32
                                            --------         --------         --------            --------            -------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                  (1,797)          48,695           23,581              (3,726)              (589)
                                            --------         --------         --------            --------            -------
From capital transactions:
  Net premiums/deposits                       36,201          128,439          155,783              46,996              2,733
  Surrenders and withdrawals                    (744)            (672)          (7,434)                 --               (237)
  Transfers in (out of) subaccounts,
    net -- Note 1                             14,234          176,823          193,810              85,985             22,254
                                            --------         --------         --------            --------            -------
CHANGE IN NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS                        49,691          304,590          342,159             132,981             24,750
                                            --------         --------         --------            --------            -------
Increase in net assets                        47,894          353,285          365,740             129,255             24,161
Net assets at beginning of period             85,808          231,654          118,851              12,142                216
                                            --------         --------         --------            --------            -------
NET ASSETS AT END OF PERIOD                 $133,702         $584,939         $484,591            $141,397            $24,377
                                            ========         ========         ========            ========            =======
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                    $  10.78         $  32.61         $  31.93            $  25.13            $ 11.32
                                            ========         ========         ========            ========            =======
UNITS OUTSTANDING AT END OF PERIOD            12,403           17,937           15,177               5,627              2,153
                                            ========         ========         ========            ========            =======


                                          JANUS ASPEN        JANUS ASPEN
      FOR THE NINE MONTH PERIOD          INTERNATIONAL     WORLDWIDE GROWTH
       ENDED SEPTEMBER 30, 2000         GROWTH PORTFOLIO      PORTFOLIO
      -------------------------         ----------------   ----------------
From operations:
  Net investment income (loss)              $   (646)          $  4,111
  Net realized and unrealized
    investment gains (losses)                (22,831)            (6,231)
                                            --------           --------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                 (23,477)            (2,120)
                                            --------           --------
From capital transactions:
  Net premiums/deposits                      195,571            111,195
  Surrenders and withdrawals                  (5,927)              (197)
  Transfers in (out of) subaccounts,
    net -- Note 1                            104,564            174,133
                                            --------           --------
CHANGE IN NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS                       294,208            285,131
                                            --------           --------
Increase in net assets                       270,731            283,011
Net assets at beginning of period             31,390             94,996
                                            --------           --------
NET ASSETS AT END OF PERIOD                 $302,121           $378,007
                                            ========           ========
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                    $  35.58           $  42.46
                                            ========           ========
UNITS OUTSTANDING AT END OF PERIOD             8,491              8,903
                                            ========           ========

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                                  (UNAUDITED)

                                        ALGER AMERICAN                      ALGER AMERICAN
                                            SMALL                               MIDCAP        ALGER AMERICAN
FOR THE NINE MONTH PERIOD               CAPITALIZATION    ALGER AMERICAN        GROWTH       LEVERAGED ALLCAP
ENDED SEPTEMBER 30, 2000                  PORTFOLIO      GROWTH PORTFOLIO     PORTFOLIO         PORTFOLIO
-------------------------               --------------   ----------------   --------------   ----------------
From operations:
  Net investment income (loss)            $ 123,768         $   74,465        $   29,612         $  (320)
  Net realized and unrealized
    investment gains (losses)              (114,112)           172,707           243,470            (581)
                                          ---------         ----------        ----------         -------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                  9,656            247,172           273,082            (901)
                                          ---------         ----------        ----------         -------
From capital transactions:
  Net premiums/deposits                     222,202            469,057           184,842          13,656
  Surrenders and withdrawals                (11,711)           (31,631)           (7,746)             --
  Transfers in (out of) subaccounts,
    net -- Note 1                           164,891             20,114           194,297              29
                                          ---------         ----------        ----------         -------
CHANGE IN NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS                      375,382            457,540           371,393          13,685
                                          ---------         ----------        ----------         -------
Increase in net assets                      385,038            704,712           644,475          12,784
Net assets at beginning of period           291,456          1,359,820           454,109              --
                                          ---------         ----------        ----------         -------
NET ASSETS AT END OF PERIOD               $ 676,494         $2,064,532        $1,098,584         $12,784
                                          =========         ==========        ==========         =======
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                  $   29.29         $    55.41        $    34.10         $ 49.70
                                          =========         ==========        ==========         =======
UNITS OUTSTANDING AT END OF PERIOD           23,096             37,259            32,217             257
                                          =========         ==========        ==========         =======


                                             MFS
FOR THE NINE MONTH PERIOD                 EMERGING      MFS RESEARCH       MFS GROWTH
ENDED SEPTEMBER 30, 2000                GROWTH SERIES      SERIES      WITH INCOME SERIES
-------------------------               -------------   ------------   ------------------
From operations:
  Net investment income (loss)           $  (26,318)      $(38,594)        $ (34,353)
  Net realized and unrealized
    investment gains (losses)               (68,982)       122,306            46,994
                                         ----------       --------         ---------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                (95,300)        83,712            12,641
                                         ----------       --------         ---------
From capital transactions:
  Net premiums/deposits                     400,999        118,897           104,607
  Surrenders and withdrawals                 (8,606)        (6,340)          (22,254)
  Transfers in (out of) subaccounts,
    net -- Note 1                           146,130          2,531           (85,837)
                                         ----------       --------         ---------
CHANGE IN NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS                      538,523        115,088            (3,484)
                                         ----------       --------         ---------
Increase in net assets                      443,223        198,800             9,157
Net assets at beginning of period           915,386        426,278           501,869
                                         ----------       --------         ---------
NET ASSETS AT END OF PERIOD              $1,358,609       $625,078         $ 511,026
                                         ==========       ========         =========
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                 $    35.65       $  23.80         $   21.58
                                         ==========       ========         =========
UNITS OUTSTANDING AT END OF PERIOD           38,110         26,264            23,681
                                         ==========       ========         =========

                                                                           FIRST EAGLE         VAN ECK
FOR THE NINE MONTH PERIOD                 MFS LIMITED       MFS TOTAL     SOGEN OVERSEAS      WORLDWIDE
ENDED SEPTEMBER 30, 2000                MATURITY SERIES   RETURN SERIES   VARIABLE FUND    HARD ASSETS FUND
-------------------------               ---------------   -------------   --------------   ----------------
From operations:
  Net investment income (loss)             $ (6,671)        $ (9,826)        $(24,673)         $(2,097)
  Net realized and unrealized
    investment gains (losses)                (1,999)          27,278           44,336            5,556
                                           --------         --------         --------          -------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                 (8,670)          17,452           19,663            3,459
                                           --------         --------         --------          -------
From capital transactions:
  Net premiums/deposits                      12,535           59,386           91,928            7,456
  Surrenders and withdrawals                   (508)          (1,791)          (5,057)            (947)
  Transfers in (out of) subaccounts,
    net -- Note 1                           (14,392)           8,490          (48,592)          (3,038)
                                           --------         --------         --------          -------
CHANGE IN NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS                       (2,365)          66,085           38,279            3,471
                                           --------         --------         --------          -------
Increase in net assets                      (11,035)          83,537           57,942            6,930
Net assets at beginning of period            73,509          341,613          288,735           23,365
                                           --------         --------         --------          -------
NET ASSETS AT END OF PERIOD                $ 62,474         $425,150         $346,677          $30,295
                                           ========         ========         ========          =======
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                   $  10.25         $  18.54         $  14.71          $ 11.78
                                           ========         ========         ========          =======
UNITS OUTSTANDING AT END OF PERIOD            6,095           22,931           23,567            2,572
                                           ========         ========         ========          =======

                                                           ALLIANCE GROWTH
                                                                 AND         AMERICAN CENTURY
FOR THE NINE MONTH PERIOD               ALLIANCE PREMIER       INCOME            INCOME &
ENDED SEPTEMBER 30, 2000                GROWTH PORTFOLIO      PORTFOLIO        GROWTH FUND
-------------------------               ----------------   ---------------   ----------------
From operations:
  Net investment income (loss)              $   286            $  (113)           $  --
  Net realized and unrealized
    investment gains (losses)                (5,805)               (20)              --
                                            -------            -------            -----
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                 (5,519)              (133)              --
                                            -------            -------            -----
From capital transactions:
  Net premiums/deposits                      16,764                887               --
  Surrenders and withdrawals                     --                 --               --
  Transfers in (out of) subaccounts,
    net -- Note 1                            36,876             10,474               --
                                            -------            -------            -----
CHANGE IN NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS                       53,640             11,361               --
                                            -------            -------            -----
Increase in net assets                       48,121             11,228               --
Net assets at beginning of period                --                 --               --
                                            -------            -------            -----
NET ASSETS AT END OF PERIOD                 $48,121            $11,228            $  --
                                            =======            =======            =====
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                    $ 37.09            $ 22.55            $7.65
                                            =======            =======            =====
UNITS OUTSTANDING AT END OF PERIOD            1,297                498               --
                                            =======            =======            =====

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                                  (UNAUDITED)

                                                         TEMPLETON                                           LAZARD
                                          AMERICAN      DEVELOPING        TEMPLETON          LAZARD        RETIREMENT
       FOR THE NINE MONTH PERIOD          CENTURY         MARKETS           ASSET          RETIREMENT      SMALL CAP
       ENDED SEPTEMBER 30, 2000          VALUE FUND   SECURITIES FUND   STRATEGY FUND   EQUITY PORTFOLIO   PORTFOLIO
       -------------------------         ----------   ---------------   -------------   ----------------   ----------
From operations:
  Net investment income (loss)             $  --           $ (14)          $   --            $   --          $  (23)
  Net realized and unrealized
    investment gains (losses)                 --             (15)              --                --              --
                                           -----           -----           ------            ------          ------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                  --             (29)              --                --             (23)
                                           -----           -----           ------            ------          ------
From capital transactions:
  Net premiums/deposits                       --              46               --                --              --
  Surrenders and withdrawals                  --              --               --                --              --
  Transfers in (out of) subaccounts,
    net -- Note 1                             --              --               --                --           1,257
                                           -----           -----           ------            ------          ------
CHANGE IN NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS                        --              46               --                --           1,257
                                           -----           -----           ------            ------          ------
Increase in net assets                        --              17               --                --           1,234
Net assets at beginning of period             --              --               --                --              --
                                           -----           -----           ------            ------          ------
NET ASSETS AT END OF PERIOD                $  --           $  17           $   --            $   --          $1,234
                                           =====           =====           ======            ======          ======
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                   $5.90           $5.66           $18.78            $11.54          $11.26
                                           =====           =====           ======            ======          ======
UNITS OUTSTANDING AT END OF PERIOD            --               3               --                --             110
                                           =====           =====           ======            ======          ======

                                                             MORGAN STANLEY
                                          MORGAN STANLEY        EMERGING
       FOR THE NINE MONTH PERIOD          INTERNATIONAL         MARKETS
       ENDED SEPTEMBER 30, 2000          MAGNUM PORTFOLIO   EQUITY PORTFOLIO
       -------------------------         ----------------   ----------------
From operations:
  Net investment income (loss)                $  (24)            $  (98)
  Net realized and unrealized
    investment gains (losses)                     (4)              (540)
                                              ------             ------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                     (28)              (638)
                                              ------             ------
From capital transactions:
  Net premiums/deposits                           91              4,089
  Surrenders and withdrawals                      --                 --
  Transfers in (out of) subaccounts,
    net -- Note 1                                 --                 --
                                              ------             ------
CHANGE IN NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS                            91              4,089
                                              ------             ------
Increase in net assets                            63              3,451
Net assets at beginning of period                 --                 --
                                              ------             ------
NET ASSETS AT END OF PERIOD                   $   63             $3,451
                                              ======             ======
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                      $12.29             $10.61
                                              ======             ======
UNITS OUTSTANDING AT END OF PERIOD                 5                325
                                              ======             ======

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

                              NOTE 1. ORGANIZATION

     Valley Forge Life Insurance Company Variable Life Separate Account ("Variable Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Valley Forge Life Insurance Company ("VFL"). The Variable Account began operations on February 24, 1997. The assets of the Variable Account are segregated from VFL's general account and its other separate accounts. VFL is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNA"). Loews Corporation owns approximately 87% of the outstanding common stock of CNA.

     VFL sells a wide range of life insurance products, including the Capital Select variable life policy ("Policy"). Under the terms of the Policy, policyowners select where the net premium payments of the Policy are invested. The policyowner may choose to invest in either the Variable Account, the fixed account ("Fixed Account") or both the Variable Account and Fixed Account. Policyholders who invest in the Variable Account are hereinafter referred to as the contractholder.

     The Variable Account currently offers 35* subaccounts each of which invests in shares of a corresponding fund ("Fund"), in which the contractholders bear all of the investment risk. Each Fund is either an open-end diversified management investment company or a separate investment portfolio of such a company and is managed by an investment advisor ("Investment Advisor") which is registered with the Securities and Exchange Commission. The Investment Advisors and subaccounts are identified here.

INVESTMENT ADVISOR:
 Fund/subaccount

FEDERATED INVESTMENT MANAGEMENT COMPANY:
 Federated Prime Money Fund II
 Federated Utility Fund II
 Federated High Income Bond Fund II

FIDELITY MANAGEMENT & RESEARCH COMPANY:
 Fidelity VIP Equity-Income Portfolio
 Fidelity VIP II Asset Manager Portfolio
 Fidelity VIP II Index 500 Portfolio
 Fidelity VIP II Contrafund Portfolio

FRED ALGER MANAGEMENT, INC.:
 Alger American Small Capitalization Portfolio
 Alger American Growth Portfolio
 Alger American MidCap Growth Portfolio
 Alger American Leveraged AllCap Portfolio

MFS INVESTMENT MANAGEMENT:
 MFS Emerging Growth Series
 MFS Research Series
 MFS Growth with Income Series
 MFS Limited Maturity Series (Closed to new   investments)
 MFS Total Return Series

ASB ADVISORS:
 First Eagle SoGen Overseas Variable Fund

VAN ECK ASSOCIATES CORPORATION:
 Van Eck Worldwide Hard Assets Fund
 Van Eck Worldwide Emerging Markets Fund

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                  (UNAUDITED)

                      NOTE 1. ORGANIZATION -- (CONTINUED)

INVESTMENT ADVISOR:
 Fund/subaccount

JANUS CAPITAL CORPORATION:
 Janus Aspen Series Capital Appreciation Portfolio
 Janus Aspen Series Growth Portfolio
 Janus Aspen Series Balanced Portfolio
 Janus Aspen Series Flexible Income Portfolio
 Janus Aspen Series International Growth Portfolio
 Janus Aspen Series Worldwide Growth Portfolio

ALLIANCE CAPITAL MANAGEMENT, L.P.:
 Alliance Premier Growth Portfolio
 Alliance Growth and Income Portfolio

AMERICAN CENTURY INVESTMENT
MANAGEMENT, INC.:
 American Century VP Income & Growth Fund
 American Century VP Value Fund

TEMPLETON ASSET MANAGEMENT, LTD.:
 Templeton Developing Markets Securities Fund

TEMPLETON INVESTMENT COUNSEL, INC.:
 Templeton Asset Strategy Fund

LAZARD ASSET MANAGEMENT:
 Lazard Retirement Equity Portfolio
 Lazard Retirement Small Cap Portfolio

MORGAN STANLEY ASSET MANAGEMENT:
 Morgan Stanley International Magnum Portfolio
 Morgan Stanley Emerging Markets Equity Portfolio

-------------------------
* The MFS Limited Maturity Series subaccount is no longer available for new allocations as of May 1, 1999.

     The Fixed Account is part of the general account of VFL and is an investment option available to contractholders. The Fixed Account has not been registered under the Securities Act of 1933 nor has the Fixed Account been registered as an investment company under the Investment Company Act of 1940. The accompanying financial statements do not reflect amounts invested in the Fixed Account.

     The assets of the Variable Account are segregated from VFL's general account and other separate accounts. The contractholder (before the maturity date, while the contractholder is still living or the policy is in force), may transfer all or part of any subaccount value to another subaccount(s) or to the Fixed Account, or transfer all or part of amounts in the Fixed Account to any subaccount(s).

               NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     VALUATION OF INVESTMENTS -- Investments in the Variable Account consist of shares of the Funds and are stated at fair value based on quoted market prices. Changes in the difference between market value and cost are reflected as net unrealized gains (losses) in the accompanying financial statements.

     INVESTMENT INCOME -- Investment income consists of dividends declared by the Funds which are recognized on the date of record.

     REALIZED INVESTMENT GAINS AND LOSSES -- Realized investment gains and losses represent the difference between the proceeds from sales of shares of the Funds held by the Variable Account and the cost of such shares, which are determined using the first-in first-out cost method.

     FEDERAL INCOME TAXES -- Net investment income and realized gains and losses on investments of the Variable Account are taxable to contractholders generally upon distribution. Accordingly, no provision for income taxes has been recorded in the accompanying financial statements.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                  (UNAUDITED)

       NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED) financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the opinion of Variable Account's management, these statements include all adjustments, consisting of normal recurring accruals, which are necessary for the fair presentation of the financial position, results of operations and changes in net assets in the accompanying financial statements.

                         NOTE 3. CHARGES AND DEDUCTIONS

     Monthly deductions are made from each contractholder's account under the terms of the Policy to compensate VFL for certain administration expenses. The policy fee is $6 per month. In addition, in the first year of a policy another $20 per month is deducted. Furthermore, in the event of an increase to the death benefit of the Policy, an additional fee of $10 per month is deducted for the twelve months subsequent to the death benefit increase. A deduction is also made for the cost of insurance and any charges for supplemental riders. The cost of insurance charge is based on the sex, attained age, issue age, risk class, and number of years that the policy or increment of specified amount has been in force. All of the foregoing charges are deducted from the contractholder's investment in the Fixed Account and the subaccounts of the Variable Account in proportion to the contractholder's investments in such accounts.

     VFL deducts a daily charge from the assets of the Variable Account to compensate it for mortality and expense risks that it assumes under the policy. The daily charge is equal to an annual rate of 0.90% of the net assets of the Variable Account during the first 10 policy years and an annual rate of 0.45% of the net assets of the Variable Account during policy years 11 and thereafter.

     VFL deducts an amount equal to 3.5% from each premium payment (deposit) made by the contractholder to cover federal tax liabilities and state and local premium taxes. An additional deduction for sales charges is made from premium payments (deposits). Such deduction is made under the terms of the Policy and ranges from 2% to 4% of the premium payments (deposits). Net premiums after these deductions are invested in the mutual funds.

     VFL permits 12 transfers between and among the subaccounts (one of which can be applied to the Fixed Account) per policy year without an assessment of a fee. For each additional transfer, VFL charges $25 at the time each such transfer is processed. The fee is deducted from the amount being transferred.

                      NOTE 4. DIVERSIFICATION REQUIREMENTS

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. VFL believes, based on the prospectuses of each of the Funds that the Variable Account participates in, that the mutual funds satisfy the diversification requirement of the regulations.

                              NOTE 5. OTHER EVENTS

     On October 6, 2000 CNAF, issued a press release announcing the sale of its life reinsurance business to Munich American Reassurance Company, the U.S. subsidiary of Munich RE. A portion of the life reinsurance business is conducted through VFL as part of a Reinsurance Pooling Agreement. The transfer of this business is not expected to have a material impact on results of operations or equity of the Variable Life Separate Account or those of VFL.

                          INDEPENDENT AUDITORS' REPORT

To the Contractholders of Valley Forge Life Insurance Company Variable Universal Life Separate Account and the Board of Directors of Valley Forge Life Insurance
Company:

     We have audited the accompanying statement of assets and liabilities of the subaccounts of Valley Forge Life Insurance Company Variable Life Separate Account (the "Account") as of December 31, 1999, the statements of operations for the year ended December 31, 1999, and changes in net assets for the two years ended December 31, 1999. The subaccounts that collectively comprise the Account are the Federated Prime Money Fund II, Federated Utility Fund II, Federated High Income Bond Fund II, Fidelity Variable Insurance Products Fund Equity-Income Portfolio, Fidelity Variable Insurance Products Fund II Asset Manager Portfolio, Fidelity Variable Insurance Products Fund II Index 500 Portfolio, Fidelity Variable Insurance Products Fund II Contrafund Portfolio, The Alger American Fund Small Capitalization Portfolio, The Alger American Growth Portfolio, The Alger American MidCap Growth Portfolio, MFS Emerging Growth Series, MFS Research Series, MFS Growth with Income Series, MFS Limited Maturity Series, MFS Total Return Series, SoGen Overseas Variable Fund, Van Eck Worldwide Hard Assets, Van Eck Emerging Markets Fund, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Growth Portfolio, Janus Aspen Balanced Portfolio, Janus Aspen Flexible Income Portfolio, Janus Aspen International Growth Portfolio and Janus Aspen World Wide Growth Portfolio. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts that comprise the Account as of December 31, 1999, the results of their operations for the year ended December 31, 1999, and the changes in their net assets for the two years ended December 31, 1999, are in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Chicago, Illinois
February 24, 2000

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES

                                                                             FEDERATED HIGH
                                       FEDERATED PRIME   FEDERATED UTILITY    INCOME BOND     FIDELITY EQUITY-    FIDELITY ASSET
DECEMBER 31, 1999                       MONEY FUND II         FUND II           FUND II       INCOME PORTFOLIO   MANAGER PORTFOLIO
-----------------                      ---------------   -----------------   --------------   ----------------   -----------------
ASSETS:
  Investments, at market value (see
    supplemental cost information
    below)                               $1,337,536          $123,711           $107,312          $628,527           $266,010
                                         ----------          --------           --------          --------           --------
      TOTAL ASSETS                        1,337,536           123,711            107,312           628,527            266,010
                                         ----------          --------           --------          --------           --------
LIABILITIES:
  Payable for fund withdrawals and
    surrenders                              (26,564)             (867)                --           (13,051)                --
                                         ----------          --------           --------          --------           --------
      TOTAL LIABILITIES                     (26,564)             (867)                --           (13,051)                --
                                         ----------          --------           --------          --------           --------
NET ASSETS                               $1,310,972          $122,844           $107,312          $615,476           $266,010
                                         ==========          ========           ========          ========           ========
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost                   $1,310,972          $122,453           $109,593          $623,780           $247,427
                                         ==========          ========           ========          ========           ========

                                                              FIDELITY
                                       FIDELITY INDEX 500    CONTRAFUND
DECEMBER 31, 1999                          PORTFOLIO         PORTFOLIO
-----------------                      ------------------    ----------
ASSETS:
  Investments, at market value (see
    supplemental cost information
    below)                                 $1,819,650        $1,141,432
                                           ----------        ----------
      TOTAL ASSETS                          1,819,650         1,141,432
                                           ----------        ----------
LIABILITIES:
  Payable for fund withdrawals and
    surrenders                                     --          (601,696)
                                           ----------        ----------
      TOTAL LIABILITIES                            --          (601,696)
                                           ----------        ----------
NET ASSETS                                 $1,819,650        $  539,736
                                           ==========        ==========
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost                     $1,879,231        $1,080,717
                                           ==========        ==========

                                                        JANUS ASPEN
                                           VAN ECK        CAPITAL                                                JANUS ASPEN
                                           EMERGING     APPRECIATION     JANUS ASPEN         JANUS ASPEN       FLEXIBLE INCOME
DECEMBER 31, 1999                        MARKETS FUND    PORTFOLIO     GROWTH PORTFOLIO   BALANCED PORTFOLIO      PORTFOLIO
-----------------                        ------------   ------------   ----------------   ------------------   ---------------
ASSETS:
  Investments, at market value (see
    supplemental cost information
    below)                                 $85,808        $231,654         $118,851            $12,165              $217
                                           -------        --------         --------            -------              ----
      TOTAL ASSETS                          85,808         231,654          118,851             12,165               217
                                           -------        --------         --------            -------              ----
LIABILITIES:
  Payable for fund withdrawals and
    surrenders                                  --              --               --                (23)               (1)
                                           -------        --------         --------            -------              ----
      TOTAL LIABILITIES                         --              --               --                (23)               (1)
                                           -------        --------         --------            -------              ----
NET ASSETS                                 $85,808        $231,654         $118,851            $12,142              $216
                                           =======        ========         ========            =======              ====
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost                     $60,834        $192,395         $102,538            $11,102              $215
                                           =======        ========         ========            =======              ====


                                           JANUS ASPEN        JANUS ASPEN
                                          INTERNATIONAL        WORLD WIDE
DECEMBER 31, 1999                        GROWTH PORTFOLIO   GROWTH PORTFOLIO
-----------------                        ----------------   ----------------
ASSETS:
  Investments, at market value (see
    supplemental cost information
    below)                                   $31,404            $94,996
                                             -------            -------
      TOTAL ASSETS                            31,404             94,996
                                             -------            -------
LIABILITIES:
  Payable for fund withdrawals and
    surrenders                                   (14)                --
                                             -------            -------
      TOTAL LIABILITIES                          (14)                --
                                             -------            -------
NET ASSETS                                   $31,390            $94,996
                                             =======            =======
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost                       $26,521            $77,201
                                             =======            =======

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)

                                           ALGER AMERICAN
                                               SMALL                            ALGER AMERICAN
                                           CAPITALIZATION    ALGER AMERICAN         MIDCAP        MFS EMERGING          MFS
DECEMBER 31, 1999                            PORTFOLIO      GROWTH PORTFOLIO   GROWTH PORTFOLIO   GROWTH SERIES   RESEARCH SERIES
-----------------                          --------------   ----------------   ----------------   -------------   ---------------
ASSETS:
  Investments, at market value (see
    supplemental cost information below)      $306,155         $1,359,820          $457,509         $915,394         $428,976
                                              --------         ----------          --------         --------         --------
      TOTAL ASSETS                             306,155          1,359,820           457,509          915,394          428,976
                                              --------         ----------          --------         --------         --------
LIABILITIES:
  Payable for fund withdrawals and
    surrenders                                 (14,699)                --            (3,400)              (8)          (2,698)
                                              --------         ----------          --------         --------         --------
      TOTAL LIABILITIES                        (14,699)                --            (3,400)              (8)          (2,698)
                                              --------         ----------          --------         --------         --------
NET ASSETS                                    $291,456         $1,359,820          $454,109         $915,386         $426,278
                                              ========         ==========          ========         ========         ========
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost                        $253,752         $1,193,861          $387,900         $686,138         $348,548
                                              ========         ==========          ========         ========         ========


                                            MFS GROWTH
                                               WITH          MFS LIMITED
DECEMBER 31, 1999                          INCOME SERIES   MATURITY SERIES
-----------------                          -------------   ---------------
ASSETS:
  Investments, at market value (see
    supplemental cost information below)     $502,242         $ 77,690
                                             --------         --------
      TOTAL ASSETS                            502,242           77,690
                                             --------         --------
LIABILITIES:
  Payable for fund withdrawals and
    surrenders                                   (373)          (4,181)
                                             --------         --------
      TOTAL LIABILITIES                          (373)          (4,181)
                                             --------         --------
NET ASSETS                                   $501,869         $ 73,509
                                             ========         ========
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost                       $466,568         $ 77,882
                                             ========         ========

                                                                  SOGEN           VAN ECK
                                             MFS TOTAL          OVERSEAS         WORLDWIDE
DECEMBER 31, 1999                          RETURN SERIES      VARIABLE FUND   HARD ASSETS FUND
-----------------                          -------------      -------------   ----------------
ASSETS:
  Investments, at market value (see
    supplemental cost information below)     $341,613           $288,735          $23,391
                                             --------           --------          -------
      TOTAL ASSETS                           $341,613            288,735           23,391
                                             --------           --------          -------
LIABILITIES:
  Payable for fund withdrawals and
    surrenders                                     --                 --              (26)
                                             --------           --------          -------
      TOTAL LIABILITIES                            --                 --              (26)
                                             --------           --------          -------
  NET ASSETS                                 $341,613           $288,735          $23,365
                                             ========           ========          =======
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost                       $350,610           $247,934          $22,339
                                             ========           ========          =======

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT

                            STATEMENTS OF OPERATIONS

                                                                             FEDERATED HIGH
FOR THE YEAR ENDED                     FEDERATED PRIME   FEDERATED UTILITY    INCOME BOND     FIDELITY EQUITY-    FIDELITY ASSET
DECEMBER 31, 1999                       MONEY FUND II         FUND II           FUND II       INCOME PORTFOLIO   MANAGER PORTFOLIO
------------------                     ---------------   -----------------   --------------   ----------------   -----------------
Investment income:
  Dividend income                         $ 34,277            $ 5,412           $  6,010          $ 18,590            $13,097
                                          --------            -------           --------          --------            -------
                                            34,277              5,412              6,010            18,590             13,097
                                          --------            -------           --------          --------            -------
Expenses:
  Mortality and expense risk charges         6,667                803                750             4,465              1,936
  Policy fees/Cost of insurance             75,698             10,867             12,804            52,685             20,302
                                          --------            -------           --------          --------            -------
                                            82,365             11,670             13,554            57,150             22,238
                                          --------            -------           --------          --------            -------
  NET INVESTMENT INCOME (LOSS)             (48,088)            (6,258)            (7,544)          (38,560)            (9,141)
                                          --------            -------           --------          --------            -------
Investment gains and (losses):
  Net realized gains (losses)                   --                750             (2,687)            4,507              6,698
  Net unrealized gains (losses)                 --             (3,365)            (2,743)          (22,236)            11,758
                                          --------            -------           --------          --------            -------
  NET REALIZED AND UNREALIZED
    INVESTMENT GAINS (LOSSES)                   --             (2,615)            (5,430)          (17,729)            18,456
                                          --------            -------           --------          --------            -------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $(48,088)           $(8,873)          $(12,974)         $(56,289)           $ 9,315
                                          ========            =======           ========          ========            =======

                                                             FIDELITY
FOR THE YEAR ENDED                     FIDELITY INDEX 500   CONTRAFUND
DECEMBER 31, 1999                          PORTFOLIO        PORTFOLIO
------------------                     ------------------   ----------
Investment income:
  Dividend income                          $   8,382        $  16,984
                                           ---------        ---------
                                               8,382           16,984
                                           ---------        ---------
Expenses:
  Mortality and expense risk charges           9,965            6,231
  Policy fees/Cost of insurance              135,236           78,259
                                           ---------        ---------
                                             145,201           84,490
                                           ---------        ---------
  NET INVESTMENT INCOME (LOSS)              (136,819)         (67,506)
                                           ---------        ---------
Investment gains and (losses):
  Net realized gains (losses)                 69,785          142,245
  Net unrealized gains (losses)             (105,956)        (584,391)
                                           ---------        ---------
  NET REALIZED AND UNREALIZED
    INVESTMENT GAINS (LOSSES)                (36,171)        (442,146)
                                           ---------        ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                $(172,990)       $(509,652)
                                           =========        =========

                                                         JANUS ASPEN
                                            VAN ECK        CAPITAL                                                JANUS ASPEN
          FOR THE YEAR ENDED               EMERGING      APPRECIATION     JANUS ASPEN         JANUS ASPEN       FLEXIBLE INCOME
           DECEMBER 31, 1999             MARKETS FUND     PORTFOLIO     GROWTH PORTFOLIO   BALANCED PORTFOLIO      PORTFOLIO
          ------------------             ------------    ------------   ----------------   ------------------   ---------------
Investment income:
  Dividend income                           $    --        $    --          $    --              $   --              $ --
                                            -------        -------          -------              ------              ----
                                                 --             --               --                  --                --
                                            -------        -------          -------              ------              ----
Expenses:
  Mortality and expense risk charges            167            453              133                  12                --
  Policy fees/Cost of insurance               6,146          1,330              684                 137                38
                                            -------        -------          -------              ------              ----
                                              6,313          1,783              817                 149                38
                                            -------        -------          -------              ------              ----
  NET INVESTMENT INCOME (LOSS)               (6,313)        (1,783)            (817)               (149)              (38)
                                            -------        -------          -------              ------              ----
Investment gains and (losses):
  Net realized gains (losses)                 6,510         23,381             (237)                 11                --
  Net unrealized gains (losses)              25,767         39,259           16,313               1,040                 1
                                            -------        -------          -------              ------              ----
  NET REALIZED AND UNREALIZED
    INVESTMENT GAINS (LOSSES)                32,277         62,640           16,076               1,051                 1
                                            -------        -------          -------              ------              ----
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $25,964        $60,857          $15,259              $  902              $(37)
                                            =======        =======          =======              ======              ====


                                           JANUS ASPEN        JANUS ASPEN
          FOR THE YEAR ENDED              INTERNATIONAL        WORLD WIDE
           DECEMBER 31, 1999             GROWTH PORTFOLIO   GROWTH PORTFOLIO
          ------------------             ----------------   ----------------
Investment income:
  Dividend income                            $    --            $    --
                                             -------            -------
                                                  --                 --
                                             -------            -------
Expenses:
  Mortality and expense risk charges              58                157
  Policy fees/Cost of insurance                  293                651
                                             -------            -------
                                                 351                808
                                             -------            -------
  NET INVESTMENT INCOME (LOSS)                  (351)              (808)
                                             -------            -------
Investment gains and (losses):
  Net realized gains (losses)                 11,007             11,697
  Net unrealized gains (losses)                4,869             17,795
                                             -------            -------
  NET REALIZED AND UNREALIZED
    INVESTMENT GAINS (LOSSES)                 15,876             29,492
                                             -------            -------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  $15,525            $28,684
                                             =======            =======

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT

                    STATEMENTS OF OPERATIONS -- (CONTINUED)

                                           ALGER AMERICAN
                                               SMALL                            ALGER AMERICAN
FOR THE YEAR ENDED                         CAPITALIZATION    ALGER AMERICAN         MIDCAP        MFS EMERGING          MFS
DECEMBER 31, 1999                            PORTFOLIO      GROWTH PORTFOLIO   GROWTH PORTFOLIO   GROWTH SERIES   RESEARCH SERIES
------------------                         --------------   ----------------   ----------------   -------------   ---------------
Investment income:
  Dividend income                             $16,693           $ 62,822           $38,874          $     --         $  2,935
                                              -------           --------           -------          --------         --------
                                               16,693             62,822            38,874                --            2,935
                                              -------           --------           -------          --------         --------
Expenses:
  Mortality and expense risk charges            1,619              7,580             2,650             4,133            3,363
  Policy fees/Cost of insurance                21,221             90,363            30,100            58,872           36,824
                                              -------           --------           -------          --------         --------
                                               22,840             97,943            32,750            63,005           40,187
                                              -------           --------           -------          --------         --------
  NET INVESTMENT INCOME (LOSS)                 (6,147)           (35,121)            6,124           (63,005)         (37,252)
                                              -------           --------           -------          --------         --------
Investment gains and (losses):
  Net realized gains (losses)                  23,168             77,813             9,208            23,492           10,097
  Net unrealized gains (losses)                27,800            122,720            43,822           188,807           59,131
                                              -------           --------           -------          --------         --------
  NET REALIZED AND UNREALIZED INVESTMENT
    GAINS (LOSSES)                             50,968            200,533            53,030           212,299           69,228
                                              -------           --------           -------          --------         --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                   $44,821           $165,412           $59,154          $149,294         $ 31,976
                                              =======           ========           =======          ========         ========


                                            MFS GROWTH
FOR THE YEAR ENDED                             WITH          MFS LIMITED
DECEMBER 31, 1999                          INCOME SERIES   MATURITY SERIES
------------------                         -------------   ---------------
Investment income:
  Dividend income                            $  1,986          $ 4,218
                                             --------          -------
                                                1,986            4,218
                                             --------          -------
Expenses:
  Mortality and expense risk charges            3,016              586
  Policy fees/Cost of insurance                39,310            8,706
                                             --------          -------
                                               42,326            9,292
                                             --------          -------
  NET INVESTMENT INCOME (LOSS)                (40,340)          (5,074)
                                             --------          -------
Investment gains and (losses):
  Net realized gains (losses)                   5,229             (210)
  Net unrealized gains (losses)                18,997           (3,124)
                                             --------          -------
  NET REALIZED AND UNREALIZED INVESTMENT
    GAINS (LOSSES)                             24,226           (3,334)
                                             --------          -------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  $(16,114)         $(8,408)
                                             ========          =======

                                                                 SOGEN           VAN ECK
FOR THE YEAR ENDED                             MFS TOTAL       OVERSEAS         WORLDWIDE
DECEMBER 31, 1999                            RETURN SERIES   VARIABLE FUND   HARD ASSETS FUND
------------------                           -------------   -------------   ----------------
Investment income:
  Dividend income                              $ 12,074         $ 3,304          $   190
                                               --------         -------          -------
                                                 12,074           3,304              190
                                               --------         -------          -------
Expenses:
  Mortality and expense risk charges              2,243           2,004              154
  Policy fees/Cost of insurance                  26,801          31,183            2,422
                                               --------         -------          -------
                                                 29,044          33,187            2,576
                                               --------         -------          -------
  NET INVESTMENT INCOME (LOSS)                  (16,970)        (29,883)          (2,386)
                                               --------         -------          -------
Investment gains and (losses):
  Net realized gains (losses)                     4,670          38,990              760
  Net unrealized gains (losses)                 (14,859)         42,033            1,839
                                               --------         -------          -------
  NET REALIZED AND UNREALIZED INVESTMENT
    GAINS (LOSSES)                              (10,189)         81,023            2,599
                                               --------         -------          -------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                    $(27,159)        $51,140          $   213
                                               ========         =======          =======

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                             FEDERATED HIGH
         FOR THE YEAR ENDED            FEDERATED PRIME   FEDERATED UTILITY    INCOME BOND     FIDELITY EQUITY-    FIDELITY ASSET
          DECEMBER 31, 1999             MONEY FUND II         FUND II           FUND II       INCOME PORTFOLIO   MANAGER PORTFOLIO
         ------------------            ---------------   -----------------   --------------   ----------------   -----------------
From operations:
  Net investment income (loss)           $  (48,088)         $ (6,258)          $ (7,544)         $(38,560)          $ (9,141)
  Net realized and unrealized
    investment gains (losses)                    --            (2,615)            (5,430)          (17,729)            18,456
                                         ----------          --------           --------          --------           --------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                (48,088)           (8,873)           (12,974)          (56,289)             9,315
                                         ----------          --------           --------          --------           --------
From capital transactions:
  Net premiums/deposits                   1,215,907            85,733             78,714           410,539            148,962
  Surrenders and withdrawals                 (1,542)               19               (941)            1,122               (523)
  Transfers in (out of) subaccounts,
    net -- Note 1                          (702,832)           (3,776)           (22,988)          (39,350)            22,540
                                         ----------          --------           --------          --------           --------
CHANGE IN NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS                      511,533            81,976             54,785           372,311            170,979
                                         ----------          --------           --------          --------           --------
Increase in net assets                      463,445            73,103             41,811           316,022            180,294
Net assets at beginning of period           847,527            49,741             65,501           299,454             85,716
                                         ----------          --------           --------          --------           --------
NET ASSETS AT END OF PERIOD              $1,310,972          $122,844           $107,312          $615,476           $266,010
                                         ==========          ========           ========          ========           ========
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                 $     1.00          $  14.35           $  10.24          $  25.71           $  18.67
                                         ==========          ========           ========          ========           ========
UNITS OUTSTANDING AT END OF PERIOD        1,310,972             8,561             10,480            23,939             14,248
                                         ==========          ========           ========          ========           ========

                                                              FIDELITY
         FOR THE YEAR ENDED            FIDELITY INDEX 500    CONTRAFUND
          DECEMBER 31, 1999                PORTFOLIO         PORTFOLIO
         ------------------            ------------------    ----------
From operations:
  Net investment income (loss)             $ (136,819)       $ (67,506)
  Net realized and unrealized
    investment gains (losses)                 (36,171)        (442,146)
                                           ----------        ---------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                 (172,990)        (509,652)
                                           ----------        ---------
From capital transactions:
  Net premiums/deposits                     1,212,597          672,068
  Surrenders and withdrawals                   (9,452)          (3,707)
  Transfers in (out of) subaccounts,
    net -- Note 1                             369,492           53,687
                                           ----------        ---------
CHANGE IN NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS                      1,572,637          722,048
                                           ----------        ---------
Increase in net assets                      1,399,647          212,396
Net assets at beginning of period             420,003          327,340
                                           ----------        ---------
NET ASSETS AT END OF PERIOD                $1,819,650        $ 539,736
                                           ==========        =========
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                   $   167.41        $   29.15
                                           ==========        =========
UNITS OUTSTANDING AT END OF PERIOD             10,869           18,516
                                           ==========        =========

                                        ALGER AMERICAN
                                            SMALL                            ALGER AMERICAN
FOR THE YEAR ENDED                      CAPITALIZATION    ALGER AMERICAN         MIDCAP        MFS EMERGING          MFS
DECEMBER 31, 1999                         PORTFOLIO      GROWTH PORTFOLIO   GROWTH PORTFOLIO   GROWTH SERIES   RESEARCH SERIES
------------------                      --------------   ----------------   ----------------   -------------   ---------------
From operations:
  Net investment income (loss)             $ (6,147)        $  (35,121)         $  6,124         $(63,005)        $(37,252)
  Net realized and unrealized
    investment gains (losses)                50,968            200,533            53,030          212,299           69,228
                                           --------         ----------          --------         --------         --------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                 44,821            165,412            59,154          149,294           31,976
                                           --------         ----------          --------         --------         --------
From capital transactions:
  Net premiums/deposits                     149,226            813,146           190,974          344,008          187,325
  Surrenders and withdrawals                 (1,485)           (25,742)             (972)          (3,708)          (1,274)
  Transfers in (out of) subaccounts,
    net -- Note 1                           (32,320)           126,761            36,116          139,533            2,955
                                           --------         ----------          --------         --------         --------
CHANGE IN NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS                      115,421            914,165           226,118          479,833          189,006
                                           --------         ----------          --------         --------         --------
Increase in net assets                      160,242          1,079,577           285,272          629,127          220,982
Net assets at beginning of period           131,214            280,243           168,837          286,259          205,296
                                           --------         ----------          --------         --------         --------
NET ASSETS AT END OF PERIOD                $291,456         $1,359,820          $454,109         $915,386         $426,278
                                           ========         ==========          ========         ========         ========
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                   $  55.15         $    64.38          $  32.23         $  37.94         $  23.34
                                           ========         ==========          ========         ========         ========
UNITS OUTSTANDING AT END OF PERIOD            5,285             21,122            14,090           24,127           18,264
                                           ========         ==========          ========         ========         ========


                                         MFS GROWTH
FOR THE YEAR ENDED                          WITH          MFS LIMITED
DECEMBER 31, 1999                       INCOME SERIES   MATURITY SERIES
------------------                      -------------   ---------------
From operations:
  Net investment income (loss)            $(40,340)        $ (5,074)
  Net realized and unrealized
    investment gains (losses)               24,226           (3,334)
                                          --------         --------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                               (16,114)          (8,408)
                                          --------         --------
From capital transactions:
  Net premiums/deposits                    301,314           42,954
  Surrenders and withdrawals                (2,829)            (315)
  Transfers in (out of) subaccounts,
    net -- Note 1                            8,922          (14,192)
                                          --------         --------
CHANGE IN NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS                     307,407           28,447
                                          --------         --------
Increase in net assets                     291,293           20,039
Net assets at beginning of period          210,576           53,470
                                          --------         --------
NET ASSETS AT END OF PERIOD               $501,869         $ 73,509
                                          ========         ========
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                  $  21.31         $   9.81
                                          ========         ========
UNITS OUTSTANDING AT END OF PERIOD          23,551            7,493
                                          ========         ========

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                                                                              JANUS ASPEN
                                                                 SOGEN           VAN ECK         VAN ECK        CAPITAL
FOR THE YEAR ENDED                             MFS TOTAL       OVERSEAS         WORLDWIDE        EMERGING     APPRECIATION
DECEMBER 31, 1999                            RETURN SERIES   VARIABLE FUND   HARD ASSET FUND   MARKETS FUND    PORTFOLIO
------------------                           -------------   -------------   ---------------   ------------   ------------
From operations:
  Net investment income (loss)                 $(16,970)       $(29,883)         $(2,386)        $(6,313)       $ (1,783)
  Net realized and unrealized investment
    gains (losses)                              (10,189)         81,023            2,599          32,277          62,640
                                               --------        --------          -------         -------        --------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                    (27,159)         51,140              213          25,964          60,857
                                               --------        --------          -------         -------        --------
From capital transactions:
  Net premiums/deposits                         243,333          94,031           14,568          40,337         170,800
  Surrenders and withdrawals                       (547)          2,448              (75)         (1,098)             --
  Transfers in (out of) subaccounts, net --
    Note 1                                       (2,322)          6,797           (1,744)          1,766              (3)
                                               --------        --------          -------         -------        --------
CHANGE IN NET ASSETS RESULTING FROM CAPITAL
  TRANSACTIONS                                  240,464         103,276           12,749          41,005         170,797
                                               --------        --------          -------         -------        --------
Increase in net assets                          213,305         154,416           12,962          66,969         231,654
Net assets at beginning of period               128,308         134,319           10,403          18,839              --
                                               --------        --------          -------         -------        --------
NET ASSETS AT END OF PERIOD                    $341,613        $288,735          $23,365         $85,808        $231,654
                                               ========        ========          =======         =======        ========
NET ASSET VALUE PER UNIT AT END OF PERIOD      $  17.75        $  14.18          $ 10.96         $ 14.26        $  33.17
                                               ========        ========          =======         =======        ========
UNITS OUTSTANDING AT END OF PERIOD               19,245          20,362            2,132           6,017           6,984
                                               ========        ========          =======         =======        ========


FOR THE YEAR ENDED                             JANUS ASPEN         JANUS ASPEN
DECEMBER 31, 1999                            GROWTH PORTFOLIO   BALANCED PORTFOLIO
------------------                           ----------------   ------------------
From operations:
  Net investment income (loss)                   $   (817)           $  (149)
  Net realized and unrealized investment
    gains (losses)                                 16,076              1,051
                                                 --------            -------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                       15,259                902
                                                 --------            -------
From capital transactions:
  Net premiums/deposits                           103,592             11,240
  Surrenders and withdrawals                           --                 --
  Transfers in (out of) subaccounts, net --
    Note 1                                             --                 --
                                                 --------            -------
CHANGE IN NET ASSETS RESULTING FROM CAPITAL
  TRANSACTIONS                                    103,592             11,240
                                                 --------            -------
Increase in net assets                            118,851             12,142
Net assets at beginning of period                      --                 --
                                                 --------            -------
NET ASSETS AT END OF PERIOD                      $118,851            $12,142
                                                 ========            =======
NET ASSET VALUE PER UNIT AT END OF PERIOD        $  33.65            $ 27.92
                                                 ========            =======
UNITS OUTSTANDING AT END OF PERIOD                  3,532                435
                                                 ========            =======

                                              JANUS ASPEN       JANUS ASPEN        JANUS ASPEN
FOR THE YEAR ENDED                          FLEXIBLE INCOME    INTERNATIONAL        WORLD WIDE
DECEMBER 31, 1999                              PORTFOLIO      GROWTH PORTFOLIO   GROWTH PORTFOLIO
------------------                          ---------------   ----------------   ----------------
From operations:
  Net investment income (loss)                  $  (38)           $  (351)           $  (808)
  Net realized and unrealized investment
    gains (losses)                                   1             15,876             29,492
                                                ------            -------            -------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                       (37)            15,525             28,684
                                                ------            -------            -------
From capital transactions:
  Net premiums/deposits                            253             15,865             66,312
  Surrenders and withdrawals                        --                 --                 --
  Transfers in (out of) subaccounts,
    net -- Note 1                                   --                 --                 --
                                                ------            -------            -------
CHANGE IN NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS                             253             15,865             66,312
                                                ------            -------            -------
Increase in net assets                             216             31,390             94,996
Net assets at beginning of period                   --                 --                 --
                                                ------            -------            -------
NET ASSETS AT END OF PERIOD                     $  216            $31,390            $94,996
                                                ======            =======            =======
NET ASSET VALUE PER UNIT AT END OF PERIOD       $11.42            $ 38.67            $ 47.75
                                                ======            =======            =======
UNITS OUTSTANDING AT END OF PERIOD                  19                812              1,989
                                                ======            =======            =======

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                                              FEDERATED HIGH
FOR THE YEAR ENDED                      FEDERATED PRIME   FEDERATED UTILITY    INCOME BOND     FIDELITY EQUITY-    FIDELITY ASSET
DECEMBER 31, 1998                        MONEY FUND II         FUND II           FUND II       INCOME PORTFOLIO   MANAGER PORTFOLIO
------------------                      ---------------   -----------------   --------------   ----------------   -----------------
From operations:
  Net investment income (loss)             $(14,476)           $(3,056)          $(5,532)          $(22,666)           $(6,180)
  Net realized and unrealized
    investment gains (losses)                    --              3,330               192             11,559              6,583
                                           --------            -------           -------           --------            -------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                (14,476)               274            (5,340)           (11,107)               403
                                           --------            -------           -------           --------            -------
From capital transactions:
  Net premiums/deposits                   1,100,864             36,000            58,181            263,891             61,909
  Surrenders and withdrawals                   (572)               (83)             (165)            (2,423)              (129)
  Transfers in (out of) subaccounts,
    net -- Note 1                          (303,884)              (229)            8,694             22,472             16,042
                                           --------            -------           -------           --------            -------
CHANGE IN NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS                      796,408             35,688            66,710            283,940             77,822
                                           --------            -------           -------           --------            -------
Increase (decrease) in net assets           781,932             35,962            61,370            272,833             78,225
Net assets at beginning of period            65,595             13,779             4,131             26,621              7,491
                                           --------            -------           -------           --------            -------
NET ASSETS AT END OF PERIOD                $847,527            $49,741           $65,501           $299,454            $85,716
                                           ========            =======           =======           ========            =======
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                   $   1.00            $ 15.27           $ 10.92           $  25.42            $ 18.16
                                           ========            =======           =======           ========            =======
UNITS OUTSTANDING AT END OF PERIOD          847,527              3,257             5,998             11,780              4,720
                                           ========            =======           =======           ========            =======

                                                              FIDELITY
FOR THE YEAR ENDED                      FIDELITY INDEX 500   CONTRAFUND
DECEMBER 31, 1998                           PORTFOLIO        PORTFOLIO
------------------                      ------------------   ----------
From operations:
  Net investment income (loss)               $(38,788)        $(22,765)
  Net realized and unrealized
    investment gains (losses)                  46,453           46,063
                                             --------         --------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                    7,665           23,298
                                             --------         --------
From capital transactions:
  Net premiums/deposits                       327,244          246,088
  Surrenders and withdrawals                   (6,058)          (1,201)
  Transfers in (out of) subaccounts,
    net -- Note 1                              50,804           36,435
                                             --------         --------
CHANGE IN NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS                        371,990          281,322
                                             --------         --------
Increase (decrease) in net assets             379,655          304,620
Net assets at beginning of period              40,348           22,720
                                             --------         --------
NET ASSETS AT END OF PERIOD                  $420,003         $327,340
                                             ========         ========
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                     $ 141.25         $  24.44
                                             ========         ========
UNITS OUTSTANDING AT END OF PERIOD              2,973           13,394
                                             ========         ========

                                             THE
                                        ALGER AMERICAN                            THE
                                            SMALL              THE           ALGER AMERICAN
FOR THE YEAR ENDED                      CAPITALIZATION    ALGER AMERICAN         MIDCAP        MFS EMERGING          MFS
DECEMBER 31, 1998                         PORTFOLIO      GROWTH PORTFOLIO   GROWTH PORTFOLIO   GROWTH SERIES   RESEARCH SERIES
------------------                      --------------   ----------------   ----------------   -------------   ---------------
From operations:
  Net investment income (loss)             $ (3,424)         $ (6,097)          $ (9,436)        $(22,642)        $(15,787)
  Net realized and unrealized
    investment gains (losses)                 4,449            44,836             22,499           40,816           18,836
                                           --------          --------           --------         --------         --------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                  1,025            38,739             13,063           18,174            3,049
                                           --------          --------           --------         --------         --------
From capital transactions:
  Net premiums/deposits                      88,005           171,948            119,140          214,349          173,364
  Surrenders and withdrawals                   (313)           (1,636)            (1,360)            (734)          (2,718)
  Transfers in (out of) subaccounts,
    net -- Note 1                            26,949            37,058             26,519           27,749           11,059
                                           --------          --------           --------         --------         --------
CHANGE IN NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS                      114,641           207,370            144,299          241,364          181,705
                                           --------          --------           --------         --------         --------
Increase (decrease) in net assets           115,666           246,109            157,362          259,538          184,754
Net assets at beginning of period            15,548            34,134             11,475           26,721           20,542
                                           --------          --------           --------         --------         --------
NET ASSETS AT END OF PERIOD                $131,214          $280,243           $168,837         $286,259         $205,296
                                           ========          ========           ========         ========         ========
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                   $  43.97          $  53.22           $  28.87         $  21.47         $  19.05
                                           ========          ========           ========         ========         ========
UNITS OUTSTANDING AT END OF PERIOD            2,984             5,266              5,848           13,333           10,777
                                           ========          ========           ========         ========         ========


                                         MFS GROWTH
FOR THE YEAR ENDED                          WITH          MFS LIMITED
DECEMBER 31, 1998                       INCOME SERIES   MATURITY SERIES
------------------                      -------------   ---------------
From operations:
  Net investment income (loss)            $(18,580)         $(4,763)
  Net realized and unrealized
    investment gains (losses)               12,276             (499)
                                          --------          -------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                (6,304)          (5,262)
                                          --------          -------
From capital transactions:
  Net premiums/deposits                    141,269           47,751
  Surrenders and withdrawals                (2,367)            (363)
  Transfers in (out of) subaccounts,
    net -- Note 1                           51,081               (7)
                                          --------          -------
CHANGE IN NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS                     189,983           47,381
                                          --------          -------
Increase (decrease) in net assets          183,679           42,119
Net assets at beginning of period           26,897           11,351
                                          --------          -------
NET ASSETS AT END OF PERIOD               $210,576          $53,470
                                          ========          =======
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                  $  20.11          $ 10.16
                                          ========          =======
UNITS OUTSTANDING AT END OF PERIOD          10,471            5,263
                                          ========          =======

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                                       SOGEN           VAN ECK          VAN ECK
FOR THE YEAR ENDED                                   MFS TOTAL       OVERSEAS         WORLDWIDE         EMERGING
DECEMBER 31, 1998                                  RETURN SERIES   VARIABLE FUND   HARD ASSETS FUND   MARKETS FUND
------------------                                 -------------   -------------   ----------------   ------------
From operations:
  Net investment income (loss)                       $ (5,524)       $(14,549)         $  (417)         $(3,614)
  Net realized and unrealized investment gains
    (losses)                                            6,093          (3,210)          (3,800)          (3,708)
                                                     --------        --------          -------          -------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS            569         (17,759)          (4,217)          (7,322)
                                                     --------        --------          -------          -------
From capital transactions:
  Net premiums/deposits                                97,181         135,934            9,690           20,390
  Surrenders and withdrawals                             (194)         (2,482)            (156)            (296)
  Transfers in (out of) subaccounts, net -- Note
    1                                                  28,785           5,437             (816)            (690)
                                                     --------        --------          -------          -------
CHANGE IN NET ASSETS RESULTING FROM CAPITAL
  TRANSACTIONS                                        125,772         138,889            8,718           19,404
                                                     --------        --------          -------          -------
Increase (decrease) in net assets                     126,341         121,130            4,501           12,082
Net assets at beginning of period                       1,967          13,189            5,902            6,757
                                                     --------        --------          -------          -------
NET ASSETS AT END OF PERIOD                          $128,308        $134,319          $10,403          $18,839
                                                     ========        ========          =======          =======
NET ASSET VALUE PER UNIT AT END OF PERIOD            $  18.12        $  10.07          $  9.20          $  7.12
                                                     ========        ========          =======          =======
UNITS OUTSTANDING AT END OF PERIOD                      7,081          13,339            1,131            2,646
                                                     ========        ========          =======          =======

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

                              NOTE 1. ORGANIZATION

     Valley Forge Life Insurance Company Variable Life Separate Account ("Variable Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Valley Forge Life Insurance Company ("VFL"). The Variable Account began operations on February 24, 1997. VFL is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNA"). Loews Corporation owns approximately 86% of the outstanding common stock of CNA.

     VFL sells a wide range of life insurance products, including the Capital Select variable life policy ("Policy"). Under the terms of the Policy, policyowners select where the net premium payments of the Policy are invested. The policyowner may choose to invest in either the Variable Account, the fixed account ("Fixed Account") or both the Variable Account and Fixed Account. Policyholders who invest in the Variable Account are hereinafter referred to as the contractholder.

     The Variable Account currently offers 24 subaccounts each of which invests in shares of a corresponding fund ("Fund"), in which the contractholders bear all of the investment risk. Each Fund is either an open-end diversified management investment company or a separate investment portfolio of such a company and is managed by an investment advisor ("Investment Advisor") which is registered with the Securities and Exchange Commission. The Investment Advisors and subaccounts are identified here.

INVESTMENT ADVISOR:
 Fund/subaccount

FEDERATED ADVISERS:
 Federated Prime Money Fund II
 Federated Utility Fund II
 Federated High Income Bond Fund II

FIDELITY MANAGEMENT & RESEARCH COMPANY:
 Fidelity Variable Insurance Products Fund
  Equity-Income Portfolio
  ("Fidelity Equity-Income Portfolio")
 Fidelity Variable Insurance Products Fund II
  Asset Manager Portfolio
  ("Fidelity Asset Manager Portfolio")
 Fidelity Variable Insurance Products Fund II
  Index 500 Portfolio
  ("Fidelity Index 500 Portfolio")
 Fidelity Variable Insurance Products Fund II
  Contrafund Portfolio
  ("Fidelity Contrafund Portfolio")

FRED ALGER MANAGEMENT, INC.:
 The Alger American Small Capitalization Portfolio
 The Alger American Growth Portfolio
 The Alger American MidCap Growth Portfolio

MASSACHUSETTS FINANCIAL SERVICES COMPANY:
 MFS Emerging Growth Series
 MFS Research Series
 MFS Growth With Income Series
 MFS Limited Maturity Series (closed to
  new investments)
 MFS Total Return Series

SOCIETE GENERALE ASSET MANAGEMENT CORP.:
 SoGen Overseas Variable Fund

VAN ECK ASSOCIATES CORPORATION:
 Van Eck Worldwide Hard Assets Fund
 Van Eck Emerging Markets Fund

JANUS CAPITAL CORPORATION--
    INSTITUTIONAL CLASS
 Janus Aspen Capital Appreciation Portfolio
 Janus Aspen Growth Portfolio
 Janus Aspen Balanced Portfolio
 Janus Aspen Flexible Income Portfolio
 Janus Aspen International Growth Portfolio
 Janus Aspen World Wide Growth Portfolio

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                      NOTE 1. ORGANIZATION -- (CONTINUED)

     The Fixed Account is part of the general account of VFL and is an investment option available to contractholders. The Fixed Account has not been registered under the Securities Act of 1933 nor has the Fixed Account been registered as an investment company under the Investment Company Act of 1940. The accompanying financial statements do not reflect amounts invested in the Fixed Account.

     The assets of the Variable Account are segregated from VFL's general account and other separate accounts. The contractholder (before the maturity date, while the contractholder is still living or the policy is in force), may transfer all or part of any subaccount value to another subaccount(s) or to the Fixed Account, or transfer all or part of amounts in the Fixed Account to any subaccount(s). The MFS Limited Maturity Series subaccount is not available to receive transfers from new participants as of May 1, 1999.

               NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     VALUATION OF INVESTMENTS -- Investments consist of shares of the Funds and are stated at fair value based on quoted market prices. Changes in the difference between market value and cost are reflected as net unrealized gains (losses) in the statement of operations.

     INVESTMENT INCOME -- Investment income consists of dividends declared by the Funds which are recognized on the date of record.

     REALIZED INVESTMENT GAINS AND LOSSES -- Realized investment gains and losses represent the difference between the proceeds from sales of shares of the Funds held by the Variable Account and the cost of such shares, which are determined using the first-in first-out cost method.

     FEDERAL INCOME TAXES -- Net investment income and realized gains and losses on investments of the Variable Account are taxable to contractholders generally upon distribution. Accordingly, no provision for income taxes has been recorded in the accompanying financial statements.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the opinion of Variable Account's management, these statements include all adjustments, consisting of normal recurring accruals, which are necessary for the fair presentation of the financial position, results of operations and changes in net assets in the accompanying financial statements.

                         NOTE 3. CHARGES AND DEDUCTIONS

     Monthly deductions are made from each contractholder's account under the terms of the Policy to compensate VFL for certain administration expenses. The policy fee is $6 per month. In addition, in the first year of a policy another $20 per month is deducted. Furthermore, in the event of an increase to the death benefit of the Policy, an additional fee of $10 per month is deducted for the twelve months subsequent to the death benefit increase. A deduction is also made for the cost of insurance and any charges for supplemental riders. The cost of insurance charge is based on the sex, attained age, issue age, risk class, and number of years that the policy or increment of specified amount has been in force. All of the foregoing charges are deducted from the contractholder's investment in the Fixed Account and the subaccounts of the Variable Account in proportion to the contractholder's investments in such accounts.

     VFL deducts a daily charge from the assets of the Variable Account to compensate it for mortality and expense risks that it assumes under the policy. The daily charge is equal to an annual rate of 0.90% of the net

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                 NOTE 3. CHARGES AND DEDUCTIONS -- (CONTINUED) assets of the Variable Account during the first 10 policy years and an annual rate of 0.45% of the net assets of the Variable Account during policy years 11 and thereafter.

     VFL deducts an amount equal to 3.5% from each premium payment (deposit) made by the contractholder to cover federal tax liabilities and state and local premium taxes. An additional deduction for sales charges is made from premium payments (deposits). Such deduction is made under the terms of the Policy and ranges from 2% to 4% of the premium payments (deposits). Net premiums after these deductions are invested in the mutual funds.

     VFL permits 12 transfers between and among the subaccounts (one of which can be applied to the Fixed Account) per policy year without an assessment of a fee. For each additional transfer, VFL charges $25 at the time each such transfer is processed. The fee is deducted from the amount being transferred.

                      NOTE 4. DIVERSIFICATION REQUIREMENTS

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. VFL believes, based on the prospectuses of each of the Funds that the Variable Account participates in, that the mutual funds satisfy the diversification requirement of the regulations.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                            CONDENSED BALANCE SHEETS

---------------------------------------------------------------------------------------------
                                                                SEPTEMBER 30,    DECEMBER 31,
                                                                    2000             1999
(In thousands of dollars, except share data)                     (Unaudited)
---------------------------------------------------------------------------------------------
ASSETS
Investments:
  Fixed maturities available-for-sale (amortized cost:
     $523,375 and $548,444)                                      $  517,451       $  530,512
  Equity securities available-for-sale (cost: $9,994 and $0
     )                                                               10,037               51
  Policy loans                                                       98,081           93,575
  Other invested assets                                                 141              433
  Short-term investments                                            122,125           24,714
                                                                 ----------       ----------
     TOTAL INVESTMENTS                                              747,835          649,285
Cash                                                                 12,842            3,529
Receivables:
  Reinsurance                                                     2,653,587        2,414,553
  Premium and other                                                  51,873           82,852
  Less allowance for doubtful accounts                                  (34)             (12)
Deferred acquisition costs                                          138,398          127,297
Accrued investment income                                             9,971           11,066
Receivables for securities sold                                       5,230            2,426
Federal income tax recoverable (from Assurance)                          --            4,316
Other assets                                                          7,400            4,883
Separate Account business                                           487,570          209,183
---------------------------------------------------------------------------------------------
     TOTAL ASSETS                                                $4,114,672       $3,509,378
=============================================================================================
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Insurance reserves:
  Future policy benefits                                         $2,964,252       $2,751,396
  Claims and claim expense                                          116,306          139,653
  Policyholders' funds                                               45,670           43,466
Payables for securities purchased                                    30,283            2,421
Federal income taxes payable (to Assurance)                           1,093               --
Deferred income taxes                                                10,508            2,694
Due to affiliates                                                    55,468           12,435
Commissions and other payables                                      129,842           95,976
Separate Account business                                           487,570          209,183
                                                                 ----------       ----------
     TOTAL LIABILITIES                                            3,840,992        3,257,224
                                                                 ----------       ----------
Commitments and contingent liabilities
Stockholder's Equity:
  Common stock ($50 par value; Authorized 200,000 shares;
  Issued 50,000 shares)                                               2,500            2,500
  Additional paid-in capital                                         69,150           69,150
  Retained earnings                                                 205,858          191,464
  Accumulated other comprehensive loss                               (3,828)         (10,960)
                                                                 ----------       ----------
     TOTAL STOCKHOLDER'S EQUITY                                     273,680          252,154
---------------------------------------------------------------------------------------------
     TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                  $4,114,672       $3,509,378
=============================================================================================

     See accompanying Notes to Condensed Financial Statements (Unaudited).

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       CONDENSED STATEMENTS OF OPERATIONS
                                  (UNAUDITED)

----------------------------------------------------------------------------------------------------
              PERIOD ENDED SEPTEMBER 30                      THREE MONTHS           NINE MONTHS
              (IN THOUSANDS OF DOLLARS)                    2000       1999        2000        1999
----------------------------------------------------------------------------------------------------
Revenues:
  Premiums                                                $67,535    $74,272    $221,751    $232,596
  Net investment income                                    11,309     10,130      33,443      28,238
  Realized investment gains (losses)                           87     (1,149)     (4,149)    (19,051)
  Other                                                     1,512        253       5,914       5,515
                                                          -------    -------    --------    --------
                                                           80,443     83,506     256,959     247,298
                                                          -------    -------    --------    --------
Benefits and expenses:
  Insurance claims and policyholders' benefits             61,939     71,052     205,446     222,054
  Amortization of deferred acquisition costs                3,563      4,450      10,675      10,515
  Other operating expenses                                  6,552      3,994      18,506      17,708
                                                          -------    -------    --------    --------
                                                           72,054     79,496     234,627     250,277
                                                          -------    -------    --------    --------
  Income (loss) before income tax and cumulative
     effect of change in accounting principle               8,389      4,010      22,332      (2,979)
Income tax expense (benefit)                                2,987      1,757       7,938      (1,236)
                                                          -------    -------    --------    --------
  Income (loss) before cumulative effect of change in
     accounting principle                                   5,402      2,253      14,394      (1,743)
  Cumulative effect of change in accounting principle,
     net of taxes                                              --         --          --        (234)
----------------------------------------------------------------------------------------------------
  NET INCOME (LOSS)                                       $ 5,402    $ 2,253    $ 14,394    $ (1,977)
====================================================================================================

     See accompanying Notes to Condensed Financial Statements (Unaudited).

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       CONDENSED STATEMENTS OF CASH FLOWS
                                  (UNAUDITED)

----------------------------------------------------------------------------------------
               NINE MONTHS ENDED SEPTEMBER 30                     2000
(In thousands of dollars)                                                       1999
----------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income (loss)                                             $  14,394    $    (1,977)
  Adjustments to reconcile net income to net cash flows from operating activities:
     Deferred income tax provision                                  3,998         (5,030)
     Net realized investment losses, pre-tax                        4,149         19,051
     Accretion of bond discount                                    (2,650)        (1,969)
     Changes in:
       Receivables, net                                          (208,034)      (200,187)
       Deferred acquisition costs                                 (12,389)        (9,833)
       Accrued investment income                                    1,095           (384)
       Due (to) from affiliates                                    43,033          2,512
       Federal income taxes payable and recoverable                 5,409         (5,481)
       Insurance reserves                                         220,240        290,528
       Commissions and other payables and other                    31,586         14,465
                                                                ---------    -----------
          Total adjustments                                        86,437        103,672
                                                                ---------    -----------
          NET CASH FLOWS FROM OPERATING ACTIVITIES                100,831        101,695
                                                                ---------    -----------
CASH FLOWS FROM INVESTING ACTIVITIES
  Purchases of fixed maturities                                  (479,527)    (1,332,210)
  Proceeds from fixed maturities:
     Sales                                                        474,167      1,222,475
     Maturities, calls and redemptions                             52,524         49,453
  Purchases of equity securities                                   (9,994)            --
  Proceeds from sale of equity securities                              --          2,648
  Change in short-term investments                                (95,548)         5,574
  Change in policy loans                                           (4,506)        (1,176)
  Change in other invested assets                                    (107)           214
                                                                ---------    -----------
          NET CASH FLOWS USED IN INVESTING ACTIVITIES             (62,991)       (53,022)
                                                                ---------    -----------
CASH FLOWS FROM FINANCING ACTIVITIES
  Receipts for investment contracts credited to policyholder
     accounts                                                       7,569          9,268
  Return of policyholder account balances on investment
     contracts                                                    (36,096)       (26,932)
                                                                ---------    -----------
          NET CASH FLOWS USED IN FINANCING ACTIVITIES             (28,527)       (17,664)
                                                                ---------    -----------
          NET CASH FLOWS                                            9,313         31,009
Cash at beginning of period                                         3,529          3,750
----------------------------------------------------------------------------------------
CASH AT END OF PERIOD                                           $  12,842    $    34,759
========================================================================================
Supplemental disclosures of cash flow information:
  Federal income taxes refunds received                         $  (1,924)   $        --
========================================================================================

     See accompanying Notes to Condensed Financial Statements (Unaudited).

                      VALLEY FORGE LIFE INSURANCE COMPANY

                    NOTES TO CONDENSED FINANCIAL STATEMENTS
                                  (UNAUDITED)

NOTE 1. BASIS OF PRESENTATION

     Valley Forge Life Insurance Company (VFL) was incorporated under the laws of the Commonwealth of Pennsylvania on August 9, 1956. VFL is a wholly-owned subsidiary of Continental Assurance Company (Assurance). Assurance is a wholly-owned subsidiary of Continental Casualty Company (Casualty) which is wholly-owned by CNA Financial Corporation (CNAF). CNAF is a holding company whose primary subsidiaries consist of property/casualty and life insurance companies, collectively CNA. As of September 30, 2000, Loews Corporation owns approximately 87% of the outstanding common stock of CNAF.

     VFL sells a variety of individual and group insurance products. The individual insurance products consist primarily of term and universal life insurance policies and individual annuities. Group insurance products include life insurance, retirement services and accident and health insurance consisting primarily of major medical and hospitalization. VFL also markets a portfolio of variable separate account products, including annuity and universal life products. These products offer policyholders the option of allocating payments to one or more variable separate accounts or to a guaranteed income account or both. Payments allocated to the variable separate accounts are invested in corresponding investment portfolios where the investment risk is borne by the policyholder while payments allocated to the guaranteed income account earn a minimum guaranteed rate of interest for a specified period of time for annuity contracts and for one year for life products.

     The operations, premiums and liabilities of VFL and its parent, Assurance, are managed on a combined basis. Pursuant to a Reinsurance Pooling Agreement, as amended on July 1, 1996, VFL cedes all of its business, excluding its separate account business, to its parent, Assurance. This ceded business is then pooled with the business of Assurance, which excludes Assurance's participating contracts and separate account business, and 10% of the combined pool is assumed by VFL.

     The accompanying condensed financial statements are unaudited and have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). Certain financial information that is normally included in annual financial statements, including financial statement footnotes, prepared in accordance with GAAP, but that is not required for interim reporting purposes, has been condensed or omitted. These statements should be read in conjunction with the financial statements and notes thereto included in VFL's Form 10-K filed with the Securities and Exchange Commission for the year ended December 31, 1999. In the opinion of management, these statements include all adjustments (consisting of normal recurring accruals) that are necessary for the fair presentation of the financial position, results of operations and cash flows. The operating results for the interim periods are not necessarily indicative of the results to be expected for the full year.

NOTE 2. REINSURANCE

     The ceding of insurance does not discharge the primary liability of VFL. VFL places reinsurance with other carriers only after careful review of the nature of the contract and a thorough assessment of the reinsurers' credit quality and claim settlement performance. For carriers that are not authorized reinsurers in VFL's state of domicile, VFL receives collateral, primarily in the form of bank letters of credit.

                      VALLEY FORGE LIFE INSURANCE COMPANY

                                  (UNAUDITED)

NOTE 2. REINSURANCE -- (CONTINUED)
     In the table below, the majority of life premium revenue is from long duration contracts, while the majority of accident and health insurance premiums are from short duration contracts. The effects of reinsurance on premium revenues are shown in the following table:

-----------------------------------------------------------------------------------------------------
                                                            PREMIUMS
    NINE MONTHS ENDED SEPTEMBER 30        --------------------------------------------    ASSUMED/NET
      (IN THOUSANDS OF DOLLARS)            DIRECT     ASSUMED      CEDED        NET            %
-----------------------------------------------------------------------------------------------------
2000
  Life                                    $546,498    $88,848     $575,053    $ 60,293        147%
  Accident and Health                        6,862    161,458        6,862     161,458        100
                                          --------    --------    --------    --------        ---
     TOTAL PREMIUMS                       $553,360    $250,306    $581,915    $221,751        113%
                                          ========    ========    ========    ========
1999
  Life                                    $473,440    $70,620     $488,650    $ 55,410        127%
  Accident and Health                        4,508    177,186        4,508     177,186        100
                                          --------    --------    --------    --------        ---
     TOTAL PREMIUMS                       $477,948    $247,806    $493,158    $232,596        107%
=====================================================================================================

     Transactions with Assurance, as part of the Pooling Agreement described in
Note 1, are reflected in the above table. The table includes eight months of year 2000 premiums for the Federal Employee Health Benefit Plan which were transferred to another CNA entity September 1, 2000. Premium revenues ceded to non-affiliated companies were $344.5 million for the nine months ended September 30, 2000, and $283.8 million for the nine months ended September 30, 1999. Additionally, benefits and expenses for insurance claims and policyholder benefits are net of reinsurance recoveries from non-affiliated companies of $242.1 million for the period ended September 30, 2000, and $188.7 million for the same period in 1999.

     Reinsurance receivables reflected on the balance sheets are amounts recoverable from reinsurers who have assumed a portion of the Company's insurance reserves. These balances are principally due from Assurance pursuant to the Reinsurance Pooling Agreement.

NOTE 3. LEGAL PROCEEDINGS

     VFL is party to litigation arising in the ordinary course of business. The outcome of this litigation will not, in the opinion of management, materially affect the results of operations or stockholder's equity of VFL.

                      VALLEY FORGE LIFE INSURANCE COMPANY

                                  (UNAUDITED)

NOTE 4. COMPREHENSIVE INCOME

     Comprehensive income is comprised of all changes to stockholder's equity, including net income, except those changes resulting from contributions from and distributions to the stockholder. The components of comprehensive income are shown below.

----------------------------------------------------------------------------------------------------
               PERIOD ENDED SEPTEMBER 30                      THREE MONTHS           NINE MONTHS
               (IN THOUSANDS OF DOLLARS)                    2000       1999       2000        1999
----------------------------------------------------------------------------------------------------
Net income (loss)                                          $ 5,402    $ 2,253    $14,394    $ (1,977)
Other comprehensive income:
  Change in unrealized gains (losses) on investments
     Holding gains (losses) arising during the period        5,554     (3,686)     1,888      (9,009)
     Less: Unrealized gains (losses) at beginning of
       period included in realized gains (losses)
       during the period                                    (2,156)     1,168     (9,085)      4,019
                                                           -------    -------    -------    --------
  Other comprehensive income (loss), before tax              7,710     (4,854)    10,973     (13,028)
  Deferred income tax (expense) benefit related to
     other comprehensive income (loss)                      (2,747)     2,251     (3,841)      5,100
                                                           -------    -------    -------    --------
  Other comprehensive income (loss), net of tax              4,963     (2,603)     7,132      (7,928)
                                                           -------    -------    -------    --------
     TOTAL COMPREHENSIVE INCOME (LOSS)                     $10,365    $  (350)   $21,526    $ (9,905)
====================================================================================================

NOTE 5. BUSINESS SEGMENTS

     VFL operates in one reportable segment, the business of which is to market and underwrite insurance products designed to satisfy the life, health and retirement needs of individuals and groups. VFL products are distributed primarily in the United States. Premium revenues earned outside the United States are not material.

     The operations, premiums and liabilities of VFL and its parent, Assurance, are managed on a combined basis. Pursuant to a Reinsurance Pooling Agreement, as amended, VFL cedes all of its business, excluding its separate account business, to Assurance which is then pooled with the business of Assurance, excluding Assurance's participating contracts and separate account business, and 10% of the combined pool is assumed by VFL.

     The following presents net premiums by product group for the nine month period ending September 30, 2000 and September 30, 1999.

------------------------------------------------------------------------------------
               NINE MONTHS ENDED SEPTEMBER 30
                 (IN THOUSANDS OF DOLLARS)                        2000        1999
------------------------------------------------------------------------------------
Life                                                            $ 60,293    $ 55,410
Accident and Health                                              161,458     177,186
------------------------------------------------------------------------------------
  TOTAL                                                         $221,751    $232,596
====================================================================================

NOTE 6. ACCOUNTING PRONOUNCEMENTS

     In the first quarter of 2000, VFL adopted the American Institute of Certified Public Accountants' Statement of Position (SOP) 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk." Adoption of the SOP did not have a material impact on the financial position or results of operations of VFL.

                      VALLEY FORGE LIFE INSURANCE COMPANY

                                  (UNAUDITED)

NOTE 6. ACCOUNTING PRONOUNCEMENTS -- (CONTINUED)
     In the first quarter of 1999, VFL adopted the American Institute of Certified Public Accountants' Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 requires that insurance companies recognize liabilities for insurance-related assessments when an assessment is probable and will be imposed, when it can be reasonably estimated, and when the event obligating an entity to pay an imposed or probable assessment has occurred. Adoption of the SOP resulted in an after tax charge of $234,000 ($360,000, pretax) as a cumulative effect of a change in accounting principle for the nine months ended September 30, 1999.

     In December 1999, the Securities and Exchange Commission issued Staff Accounting Bulletin (SAB) No. 101. "Revenue Recognition in Financial Statements". This bulletin summarizes certain of the SEC Staff's view in applying generally accepted accounting principles to revenue recognition in financial statements. This bulletin, through its subsequent revised releases SAB No. 101A and No. 101B, is effective for registrants no later than the fourth fiscal quarter of fiscal years beginning after December 15, 1999. Adoption of this bulletin, which occurred on October 1, 2000, will not have a significant impact on the results of operations or equity of VFL.

     The company is required to adopt Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133), effective January 1, 2001. FAS 133 requires than an entity recognize all derivative instruments in the balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as a hedge of the Company's (a) exposure to changes in the fair value of a recognized asset or liability or of an unrecognized firm commitment, (b) exposure to variable cash flows of a forecasted transaction, or
(c) foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative depends on its intended use and the resulting hedge designation, if any. The transaction adjustment resulting from adoption of FAS 133 must be reported in net income or other comprehensive income, as appropriate, as the effect of a change in accounting principle. VFL does not expect adoption of FAS 133 to have a material impact on the results of operations or equity.

     Effective January 1, 2001, the Company is required to adopt statutory basis accounting changes related to the National Association of Insurance Commissioners codification of Statutory Accounting Practices. VFL does not expect these statutory accounting changes to have a significant impact on the Company's operations or statutory capital and surplus.

NOTE 7. OTHER EVENTS

     The Federal Employee Health Benefit Plan (FEHBP) business formerly written by Assurance and assumed by VFL as part of the Reinsurance Pooling Agreement was transferred to another insurance entity owned by CNA on September 1, 2000. All assets and liabilities of this business were transferred through a novation agreement, and VFL was relieved of any ongoing direct or contingent liability with respect to this business. The transfer of this business resulted in no gain or loss to VFL in the transaction and did not have a material impact on results of its operations or equity.

     On October 6, 2000 CNAF, issued a press release announcing the sale of its life reinsurance business to Munich American Reassurance Company, the U.S. subsidiary of Munich RE. A portion of the life reinsurance business is conducted through VFL as part of a Reinsurance Pooling Agreement. The transfer of this business is not expected to have a material impact on results of operations or equity of VFL.

                      VALLEY FORGE LIFE INSURANCE COMPANY

                                  (UNAUDITED)

NOTE 7. OTHER EVENTS -- (CONTINUED)
     The following table summarizes the premiums, income (loss) before income tax and total assets for FEHBP and life reinsurance business.

----------------------------------------------------------------------------------------------------
              PERIOD ENDED SEPTEMBER 30                      THREE MONTHS           NINE MONTHS
              (IN THOUSANDS OF DOLLARS)                    2000       1999        2000        1999
----------------------------------------------------------------------------------------------------
FEDERAL EMPLOYEE HEALTH BENEFIT PLAN:
  Premiums                                                $37,527    $50,403    $137,917    $158,683
  Income (loss) before income tax                             518        858       1,529        (574)
LIFE REINSURANCE:
  Premiums                                                $ 6,662    $ 4,599    $ 17,234    $ 12,050
  Income before income tax                                    667        578       2,266       2,002

---------------------------------------------------------------------------------------------
                                                                SEPTEMBER 30,    DECEMBER 31,
                 (IN THOUSANDS OF DOLLARS)                          2000             1999
---------------------------------------------------------------------------------------------
TOTAL ASSETS:
FEDERAL EMPLOYEE HEALTH BENEFIT PLAN*                              $    --         $35,283
LIFE REINSURANCE                                                    28,458          27,669
=============================================================================================

* FEHBP business transferred September 1, 2000.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Stockholder
Valley Forge Life Insurance Company

     We have audited the accompanying balance sheets of Valley Forge Life Insurance Company (a wholly-owned subsidiary of Continental Assurance Company, which is a wholly-owned subsidiary of Continental Casualty Company, a wholly owned subsidiary of CNA Financial Corporation, an affiliate of Loew's Corporation) as of December 31, 1999 and 1998, and the related statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1999. Our audits also included the financial statement schedules listed in Item 14. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of Valley Forge Life Insurance Company as of December 31, 1999 and 1998, and the results of operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with generally accepted accounting principles. Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

     As discussed in Note 12 to the financial statements, the Company changed its method of accounting for liabilities for insurance-related assessments in 1999.
Deloitte & Touche LLP
Chicago, Illinois
February 23, 2000

                      VALLEY FORGE LIFE INSURANCE COMPANY
                                 BALANCE SHEETS

----------------------------------------------------------------------------------------
                        DECEMBER 31                                1999
(In thousands of dollars)                                                        1998
----------------------------------------------------------------------------------------
ASSETS
Investments:
  Fixed maturities available-for-sale (amortized cost:
     $548,444 and $454,635)                                     $  530,512    $  460,516
  Equity securities available-for-sale (cost: $0 and $981)              51         2,218
  Policy loans                                                      93,575        74,150
  Other invested assets                                                433           485
  Short-term investments                                            24,714        81,418
                                                                ----------    ----------
     TOTAL INVESTMENTS                                             649,285       618,787
Cash                                                                 3,529         3,750
Receivables:
  Reinsurance                                                    2,414,553     2,119,897
  Premium and other                                                 82,852        76,690
  Less allowance for doubtful accounts                                 (12)          (26)
Deferred acquisition costs                                         127,297       111,963
Accrued investment income                                           11,066         7,721
Receivables for securities sold                                      2,426            --
Federal income tax recoverable                                       4,316            --
Other                                                                4,883           902
Separate Account business                                          209,183        73,745
----------------------------------------------------------------------------------------
     TOTAL ASSETS                                               $3,509,378    $3,013,429
========================================================================================
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Insurance reserves:
  Future policy benefits                                        $2,751,396    $2,438,305
  Claims and claim expense                                         139,653        93,001
  Policyholders' funds                                              43,466        42,746
Payables for securities purchased                                    2,421           370
Federal income taxes payable                                            --         6,468
Deferred income taxes                                                2,694         6,213
Due to affiliates                                                   12,435         1,946
Commissions and other payables                                      95,976        86,815
Separate Account business                                          209,183        73,745
                                                                ----------    ----------
     TOTAL LIABILITIES                                           3,257,224     2,749,609
                                                                ----------    ----------
Commitments and contingent liabilities
Stockholder's Equity:
  Common stock ($50 par value; Authorized -- 200,000 shares;
  Issued -- 50,000 shares)                                           2,500         2,500
  Additional paid-in capital                                        69,150        69,150
  Retained earnings                                                191,464       187,683
  Accumulated other comprehensive income (loss)                    (10,960)        4,487
                                                                ----------    ----------
     TOTAL STOCKHOLDER'S EQUITY                                    252,154       263,820
----------------------------------------------------------------------------------------
     TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                 $3,509,378    $3,013,429
========================================================================================

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS

------------------------------------------------------------------------------------------------
                   YEAR ENDED DECEMBER 31                         1999        1998
(In thousands of dollars)                                                                 1997
------------------------------------------------------------------------------------------------
Revenues:
  Premiums                                                      $310,719    $315,599    $332,172
  Net investment income                                           39,148      35,539      29,913
  Realized investment gains (losses)                             (19,081)     16,967       4,200
  Other                                                            4,545       7,959       6,872
                                                                --------    --------    --------
                                                                 335,331     376,064     373,157
                                                                --------    --------    --------
Benefits and expenses:
  Insurance claims and policyholders' benefits                   291,547     301,900     307,207
  Amortization of deferred acquisition costs                      13,942      11,807      11,818
  Other operating expenses                                        23,740      35,813      33,505
                                                                --------    --------    --------
                                                                 329,229     349,520     352,530
                                                                --------    --------    --------
  Income before income tax expense and cumulative effect of
     change in accounting principle                                6,102      26,544      20,627
Income tax expense                                                 2,087       9,091       7,297
                                                                --------    --------    --------
  Income before cumulative effect of change in accounting
     principle                                                     4,015      17,453      13,330
  Cumulative effect of change in accounting principle, net
     of tax -- Note 12                                               234          --          --
------------------------------------------------------------------------------------------------
  NET INCOME                                                    $  3,781    $ 17,453    $ 13,330
================================================================================================

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       STATEMENTS OF STOCKHOLDER'S EQUITY

----------------------------------------------------------------------------------------------------------------
                                                                                    ACCUMULATED
                                                                                       OTHER
                                           ADDITIONAL   COMPREHENSIVE              COMPREHENSIVE       TOTAL
                                  COMMON    PAID-IN        INCOME       RETAINED      INCOME       STOCKHOLDER'S
   (IN THOUSANDS OF DOLLARS)      STOCK     CAPITAL        (LOSS)       EARNINGS      (LOSS)          EQUITY
----------------------------------------------------------------------------------------------------------------
Balance, December 31, 1996        $2,500    $39,150                     $156,900     $    990        $199,540
Comprehensive income:
  Net income                         --          --       $ 13,330        13,330           --          13,330
  Other comprehensive income         --          --          3,390            --        3,390           3,390
                                                          --------
Total comprehensive income                                $ 16,720
                                  ------    -------       ========      --------     --------        --------
Balance, December 31, 1997        2,500      39,150                      170,230        4,380         216,260
Capital Contribution from
  Assurance                          --      30,000                           --           --          30,000
Comprehensive income:
  Net income                         --          --       $ 17,453        17,453           --          17,453
  Other comprehensive income         --          --            107            --          107             107
                                                          --------
Total comprehensive income                                $ 17,560
                                  ------    -------       ========      --------     --------        --------
Balance, December 31, 1998        2,500      69,150                      187,683        4,487         263,820
Comprehensive income (loss):
  Net income                         --          --       $  3,781         3,781           --           3,781
  Other comprehensive loss           --          --        (15,447)           --      (15,447)        (15,447)
                                                          --------
Total comprehensive loss                                  $(11,666)
                                  ------    -------       ========      --------     --------        --------
BALANCE, DECEMBER 31, 1999        $2,500    $69,150                     $191,464     $(10,960)       $252,154
================================================================================================================

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS

--------------------------------------------------------------------------------------------------
                       DECEMBER 31                              1999          1998
(In thousands of dollars)                                                                  1997
--------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income                                                 $     3,781    $  17,453    $  13,330
  Adjustments to reconcile net income to net cash flows
     from operating activities:
     Deferred income tax provision                                 4,924        2,058        2,581
     Realized investment losses (gains)                           19,081      (16,967)      (4,200)
     Amortization of bond discount                                (2,999)      (4,821)      (2,438)
     Changes in:
       Receivables, net                                         (300,832)    (544,920)    (269,787)
       Deferred acquisition costs                                (13,866)     (16,746)     (20,765)
       Accrued investment income                                  (3,345)      (2,476)        (300)
       Due to/from affiliates                                    (10,489)      37,945       31,500
       Federal income taxes payable and receivable               (10,784)         493        2,151
       Insurance reserves                                        380,939      541,560      221,252
       Commissions and other payables and other                   25,642      (18,804)      47,212
                                                             -----------    ---------    ---------
          Total adjustments                                       88,271      (22,678)       7,206
                                                             -----------    ---------    ---------
          NET CASH FLOWS FROM OPERATING ACTIVITIES                92,052       (5,225)      20,536
                                                             -----------    ---------    ---------
CASH FLOWS FROM INVESTING ACTIVITIES
  Purchases of fixed maturities                               (1,512,848)    (744,431)    (464,361)
  Proceeds from fixed maturities:
     Sales                                                     1,339,905      741,277      278,459
     Maturities, calls and redemptions                            58,263       33,635       45,442
  Purchases of equity securities                                      --           (5)      (1,334)
  Proceeds from sale of equity securities                          2,647            5        2,447
  Change in short-term investments                                59,455      (73,233)      39,301
  Change in policy loans                                         (19,424)      (7,179)      (6,704)
  Change in other invested assets                                    205          (82)        (580)
  Other, net                                                          --           --           --
                                                             -----------    ---------    ---------
          NET CASH FLOWS FROM INVESTING ACTIVITIES               (71,797)     (50,013)    (107,330)
                                                             -----------    ---------    ---------
CASH FLOWS FROM FINANCING ACTIVITIES
  Receipts for investment contracts credited to
     policyholder accounts                                        15,901       30,007      111,478
  Return of policyholder account balances on investment
     contracts                                                   (36,377)     (25,584)     (24,878)
  Capital contribution from Assurance                                 --       30,000           --
                                                             -----------    ---------    ---------
          NET CASH FLOWS FROM FINANCING ACTIVITIES               (20,476)      34,423       86,600
                                                             -----------    ---------    ---------
          NET CASH FLOWS                                            (221)     (20,815)        (194)
Cash at beginning of period                                        3,750       24,565       24,759
--------------------------------------------------------------------------------------------------
CASH AT END OF PERIOD                                        $     3,529    $   3,750    $  24,565
==================================================================================================
Supplemental disclosures of cash flow information:
  Federal income taxes paid                                  $     8,260    $   6,651    $   2,488
==================================================================================================

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

     Valley Forge Life Insurance Company (VFL) is a wholly-owned subsidiary of Continental Assurance Company (Assurance). Assurance is a wholly-owned subsidiary of Continental Casualty Company (Casualty) which is wholly-owned by CNA Financial Corporation (CNAF). Loews Corporation owns approximately 86% of the outstanding common stock of CNAF.

     VFL markets and underwrites insurance products designed to satisfy the life, health insurance and retirement needs of individuals and groups. Products available in individual policy form include annuities as well as term and universal life insurance. Products available in group policy form include life, pension, accident and health insurance.

     The operations, assets and liabilities of VFL and its parent, Assurance, are managed on a combined basis. Pursuant to a Reinsurance Pooling Agreement, as amended, VFL cedes all of its business, excluding its separate account business, to its parent, Assurance. This ceded business is then pooled with the business of Assurance, which excludes Assurance's participating contracts and separate account business, and 10% of the combined pool is assumed by VFL.

     The accompanying financial statements have been prepared in conformity with generally accepted accounting principles (GAAP). Certain amounts applicable to prior years have been reclassified to conform to classifications followed in 1999.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INSURANCE

     PREMIUM REVENUE- Revenues on universal life type contracts are comprised of contract charges and fees which are recognized over the coverage period. Accident and health insurance premiums are earned ratably over the terms of the policies after provision for estimated adjustments on retrospectively rated policies and deductions for ceded insurance. Other life insurance premiums are recognized as revenue when due, after deductions for ceded insurance.

     FUTURE POLICY BENEFIT RESERVES- Reserves for traditional life insurance products (whole and term life products) are computed based upon the net level premium method using actuarial assumptions as to interest rates, mortality, morbidity, withdrawals and expenses. Actuarial assumptions include a margin for adverse deviation and generally vary by plan, age at issue and policy duration. Interest rates range from 3% to 9%, and mortality, morbidity and withdrawal assumptions reflect VFL and industry experience prevailing at the time of issue. Expense assumptions include the estimated effects of inflation and expenses to be incurred beyond the premium paying period. Reserves for universal life-type contracts are equal to the account balances that accrue to the benefit of the policyholders. Interest crediting rates ranged from 4.45% to 7.25% for the three years ended December 31, 1999.

     CLAIM AND CLAIM EXPENSE RESERVES- Claim reserves include provisions for reported claims in the course of settlement and estimates of unreported losses based upon past experience and estimates of future expenses to be incurred in settlement of claims.

     REINSURANCE- In addition to the Reinsurance Pooling Agreement with Assurance, VFL also assumes and cedes insurance with other insurers and reinsurers and members of various reinsurance pools and associations. VFL utilizes reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposures on larger risks. The reinsurance coverages are tailored to the specific risk characteristics of each product line with VFL's retained amount varying by type of coverage. VFL's reinsurance includes

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED) coinsurance, yearly renewable term and facultative programs. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability and future policy benefit reserves.

     DEFERRED ACQUISITION COSTS- Cost of acquiring life insurance business are capitalized and amortized based on assumptions consistent with those used for computing future policy benefit reserves. Acquisition costs on traditional life business are amortized over the assumed premium paying periods. Universal life and annuity acquisition costs are amortized in proportion to the present value of the estimated gross profits over the products' assumed durations. To the extent that unrealized gains or losses on available-for-sale securities would result in an adjustment of deferred policy acquisition costs had those gains or losses actually been realized, the related unamortized deferred policy acquisition costs are recorded as an adjustment to the unrealized gains or losses included in stockholder's equity.

INVESTMENTS

     VALUATION OF INVESTMENTS- VFL classifies its fixed maturities and its equity securities as available-for-sale, and as such, they are carried at fair value. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion are included in net investment income.

     Policy loans are carried at unpaid balances. Short-term investments, which have an original maturity of one year or less, are carried at amortized cost which approximates market value. VFL has no real estate or mortgage loans.

     VFL records its derivative securities at fair value at the reporting date and changes in fair value are reflected in realized investment gains and losses. VFL's derivatives are made up of interest rate caps and purchased options and are classified as other invested assets.

     INVESTMENT GAINS AND LOSSES- All securities transactions are recorded on the trade date. Realized investment gains and losses are determined on the basis of the cost of the specific securities sold. Unrealized investment gains and losses on fixed maturities and equity securities are reflected as part of stockholder's equity, net of applicable deferred income taxes and deferred acquisition costs. Investments are written down to estimated fair values and losses are charged to income when a decline in value is considered to be other than temporary.

     SECURITIES LENDING ACTIVITIES- VFL lends securities to unrelated parties, primarily major brokerage firms. Borrowers of these securities must deposit collateral with VFL equal to 100% of the fair value of the securities if the collateral is cash, or 102% if the collateral is securities. Cash deposits from these transactions are invested in short term investments (primarily commercial paper) and a liability is recognized for the obligation to return the collateral. VFL continues to receive the interest on loaned debt securities as beneficial owner, and accordingly, loaned debt securities are included in fixed maturity securities. VFL had no securities on loan at December 31, 1999 or 1998.

     SEPARATE ACCOUNT BUSINESS- VFL writes certain variable annuity contracts and universal life policies. The supporting assets and liabilities of these contracts and policies are legally segregated and reflected as assets and liabilities of Separate Account business. Substantially all assets of the Separate Account business are carried at fair value. Separate Account liabilities are principally obligations due to contractholders and are carried at contract values.

INCOME TAXES

     VFL accounts for income taxes under the liability method. Under the liability method deferred income taxes are recognized for temporary differences between the financial statement and tax return bases of assets and liabilities. Temporary differences primarily relate to insurance reserves, deferred acquisition costs and net unrealized investment gains or losses.

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 2. INVESTMENTS

     The significant components of net investment income are presented in the following table:

NET INVESTMENT INCOME

---------------------------------------------------------------------------------------------
                   YEAR ENDED DECEMBER 31                        1999       1998
(In thousands of dollars)                                                              1997
---------------------------------------------------------------------------------------------
Fixed maturities -- Taxable bonds                               $30,851    $27,150    $20,669
Equity securities                                                    54         72         72
Policy loans                                                      4,963      4,760      4,264
Short-term investments                                            2,969      3,803      4,885
Other                                                               778        105        201
                                                                -------    -------    -------
                                                                 39,615     35,890     30,091
Investment expense                                                  467        351        178
---------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME                                         $39,148    $35,539    $29,913
=============================================================================================

     Net realized investment gains (losses) and unrealized appreciation (depreciation) in investments are set forth in the following table:

ANALYSIS OF INVESTMENT GAINS (LOSSES)

----------------------------------------------------------------------------------------------
                   YEAR ENDED DECEMBER 31                         1999       1998
(In thousands of dollars)                                                               1997
----------------------------------------------------------------------------------------------
Realized investment gains (losses):
Fixed maturities                                                $(20,981)   $16,907    $ 3,333
Equity securities                                                  1,667          0      1,021
Other                                                                233         60       (154)
                                                                --------    -------    -------
                                                                 (19,081)    16,967      4,200
Income tax benefit (expense)                                       6,679     (5,938)    (1,470)
                                                                --------    -------    -------
  Net realized investment gains (losses)                         (12,402)    11,029      2,730
                                                                --------    -------    -------
Change in net unrealized investment gains (losses):
Fixed maturities                                                 (23,813)       441      5,806
Equity securities                                                 (1,186)       (42)      (607)
Adjustment to deferred policy acquisition costs related to
  unrealized gains (losses) and other                              1,235       (235)        20
                                                                --------    -------    -------
                                                                 (23,764)       164      5,219
Deferred income tax (expense) benefit                              8,317        (57)    (1,829)
                                                                --------    -------    -------
  Change in net unrealized investment gains (losses)             (15,447)       107      3,390
----------------------------------------------------------------------------------------------
  NET REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)         $(27,849)   $11,136    $ 6,120
==============================================================================================

SUMMARY OF GROSS REALIZED INVESTMENT GAINS (LOSSES)
FOR FIXED MATURITIES AND EQUITY SECURITIES

---------------------------------------------------------------------------------------------------------------------
                                               1999                        1998                        1997
YEAR ENDED DECEMBER 31                 FIXED         EQUITY        FIXED         EQUITY        FIXED         EQUITY
    (IN THOUSANDS OF DOLLARS)        MATURITIES    SECURITIES    MATURITIES    SECURITIES    MATURITIES    SECURITIES
---------------------------------------------------------------------------------------------------------------------
Proceeds from sales                  $1,339,905    $    2,647    $  741,277    $        5    $  278,459    $    2,447
                                     ==========    ==========    ==========    ==========    ==========    ==========
Gross realized gains                 $    4,399    $    1,667    $   17,604    $       --    $    4,793    $    1,113
Gross realized losses                   (25,380)           --          (697)           --        (1,460)          (92)
---------------------------------------------------------------------------------------------------------------------
  NET REALIZED GAINS (LOSSES) ON
     SALES                           $  (20,981)   $    1,667    $   16,907    $       --    $    3,333    $    1,021
=====================================================================================================================

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 2. INVESTMENTS -- (CONTINUED)
ANALYSIS OF NET UNREALIZED INVESTMENT GAINS (LOSSES)
INCLUDED IN ACCUMULATED OTHER COMPREHENSIVE INCOME

--------------------------------------------------------------------------------------------------------
             DECEMBER 31                              1999                             1998
      (IN THOUSANDS OF DOLLARS)           GAINS      LOSSES       NET       GAINS     LOSSES       NET
--------------------------------------------------------------------------------------------------------
Fixed maturities                          $  666    $(18,598)   $(17,932)   $6,926    $(1,045)   $ 5,881
Equity securities                             51          --          51     1,237         --      1,237
Adjustment to deferred policy
  acquisition costs related to
  unrealized gains (losses) and other      1,468        (448)      1,020        --       (215)      (215)
                                          ------    --------    --------    ------    -------    -------
                                          $2,185    $(19,046)    (16,861)   $8,163    $(1,260)     6,903
                                          ======    ========                ======    =======
Deferred income tax benefit (expense)                              5,901                          (2,416)
--------------------------------------------------------------------------------------------------------
  NET UNREALIZED INVESTMENT GAINS
     (LOSSES)                                                   $(10,960)                        $ 4,487
========================================================================================================

SUMMARY OF INVESTMENTS IN FIXED MATURITIES
AND EQUITY SECURITIES AVAILABLE FOR SALE

-------------------------------------------------------------------------------------------------------
                                                                 GROSS           GROSS
             DECEMBER 31, 1999                  AMORTIZED      UNREALIZED      UNREALIZED        FAIR
         (IN THOUSANDS OF DOLLARS)                COST           GAINS           LOSSES         VALUE
-------------------------------------------------------------------------------------------------------
U.S. Treasuries and obligations of
  government agencies                           $253,041         $   --         $ 6,988        $246,053
Asset-backed securities                          107,275             50           4,200         103,125
Corporate securities                             164,140             98           6,914         157,324
Other debt securities                             23,988            518             496          24,010
                                                --------         ------         -------        --------
  Total fixed maturities                         548,444            666          18,598         530,512
Equity securities                                     --             51              --              51
-------------------------------------------------------------------------------------------------------
  TOTAL                                         $548,444         $  717         $18,598        $530,563
=======================================================================================================

DECEMBER 31, 1998
-------------------------------------------------------------------------------------------------------
U.S. Treasuries and obligations of
  government agencies                           $223,743         $1,601         $   563        $224,781
Asset-backed securities                          109,207          1,163             180         110,190
Corporate securities                              98,466          2,512              81         100,897
Other debt securities                             23,219          1,650             221          24,648
                                                --------         ------         -------        --------
  Total fixed maturities                         454,635          6,926           1,045         460,516
Equity securities                                    981          1,237              --           2,218
-------------------------------------------------------------------------------------------------------
  TOTAL                                         $455,616         $8,163         $ 1,045        $462,734
=======================================================================================================

SUMMARY OF INVESTMENTS IN FIXED MATURITIES BY CONTRACTUAL MATURITY

-------------------------------------------------------------------------------------
                     DECEMBER 31, 1999                          AMORTIZED      FAIR
                 (IN THOUSANDS OF DOLLARS)                        COST        VALUE
-------------------------------------------------------------------------------------
Due in one year or less                                         $  4,130     $  4,115
Due after one year through five years                            180,447      176,798
Due after five years through ten years                           194,438      188,778
Due after ten years                                               62,154       57,697
Asset-backed securities not due at a single maturity date        107,275      103,124
-------------------------------------------------------------------------------------
  TOTAL                                                         $548,444     $530,512
=====================================================================================

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 2. INVESTMENTS -- (CONTINUED)
     Actual maturities may differ from contractual maturities because securities may be called or prepaid with or without call or prepayment penalties.

     There are no investments, other than equity securities, that have not produced income for the years ended December 31, 1999 and 1998. Except for investments in securities of the U.S. Government and its Agencies, there are no investments in a single issuer that when aggregated exceed 10% of stockholder's equity at December 31, 1999.

     Securities with carrying values of $2.7 million and $2.8 million were deposited by VFL under requirements of regulatory authorities as of December 31, 1999 and 1998, respectively.

NOTE 3. FINANCIAL INSTRUMENTS

     In the normal course of business, VFL invests in various financial assets, incurs various financial liabilities, and enters into agreements involving derivative securities, including off-balance sheet financial instruments.

     Fair values are required to be disclosed for all financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values may be based on estimates using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rates and estimates of future cash flows. Potential taxes and other transaction costs have not been considered in estimating fair value. The estimates presented herein are subjective in nature and are not necessarily indicative of the amounts VFL could realize in a current market exchange.

     All non-financial instruments such as deferred acquisition costs, reinsurance receivables, deferred income taxes and insurance reserves are excluded from fair value disclosure. Thus, the total fair value amounts cannot be aggregated to determine the underlying economic value of VFL.

     The carrying amounts reported in the balance sheet approximate fair value for cash, short-term investments, accrued investment income, receivables for securities sold, payables for securities purchased and certain other assets and other liabilities because of their short-term nature. Accordingly, these financial instruments are not listed in the table below. The carrying amounts and estimated fair values of VFL's other financial instrument assets and liabilities are listed below:

-----------------------------------------------------------------------------------------------------
                                                              1999                      1998
                   DECEMBER 31                       CARRYING    ESTIMATED     CARRYING    ESTIMATED
            (IN THOUSANDS OF DOLLARS)                 AMOUNT     FAIR VALUE     AMOUNT     FAIR VALUE
-----------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
  Investments:
  Fixed maturities                                   $530,512     $530,512     $460,516     $460,516
  Equity securities                                        51           51        2,218        2,218
  Policy loans                                         93,575       87,156       74,150       72,148
  Other                                                   433          433          485          485
  Separate Account business:
  Fixed maturities                                     12,999       12,999          247          247
  Equity securities (primarily mutual funds)          175,772      175,772       55,577       55,577
  Other                                                   119          119          340          340
FINANCIAL LIABILITIES
  Premium deposits and annuity contracts              294,777      278,810      332,665      312,979

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 3. FINANCIAL INSTRUMENTS -- (CONTINUED)
     The following methods and assumptions were used by VFL in estimating the fair value amounts for financial instruments:

          Fixed maturities and equity securities are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services, costs to settle, or quoted market prices of comparable instruments.

          The fair values for policy loans are estimated using discounted cash flow analyses at interest rates currently offered for similar loans to borrowers with comparable credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

          Valuation techniques to determine fair value of Separate Account business assets consist of discounted cash flows and quoted market prices of (a) the investments or (b) comparable instruments. The fair value of Separate Account business liabilities approximates their carrying value.

          Premium deposits and annuity contracts are valued based on cash surrender values and the outstanding fund balances.

     VFL invests from time to time in certain derivative financial instruments primarily to reduce its exposure to market risk. Financial instruments used for such purposes may include interest rate caps, put and call options, commitments to purchase securities, futures and forwards. VFL also uses derivatives to mitigate the risk associated with certain guaranteed annuity contracts by purchasing certain options in a notional amount equal to the original customer deposit. VFL generally does not hold or issue these instruments for trading purposes.

     Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, to either purchase or sell a financial instrument at a specified price within a specified period of time.

     An interest rate cap consists of a guarantee given by the issuer to the purchaser in exchange for the payment of a premium. This guarantee states that if interest rates rise above a specified rate, the issuer will pay to the purchaser the difference between the then current market rate and the specified rate on the notional principal amount. The notional principal amount is not actually borrowed or repaid.

     Derivative financial instruments consist of interest rate caps in the general account and purchased options in the Separate Accounts at December 31, 1999. The gross notional principal or contractual amounts of derivative financial instruments in the general account at December 31, 1999 and 1998 totaled $50 million. The gross notional principal or contractual amounts of derivative financial instruments in the Separate Accounts was $295 thousand at December 31, 1999 and was $1.5 million at December 31, 1998 as the separate accounts sold approximately $1.2 million of notional value in 1999. The contract of notional amounts are used to calculate the exchange of contractual payments under the agreements and are not representative of the potential for gain or loss on these agreements.

     The fair values associated with derivative financial instruments are generally affected by interest rates, equity stock prices and foreign exchange rates. The credit exposure associated with these instruments is generally limited to the unrealized fair value of the instruments and will vary based on the credit worthiness of the counterparties. The risk of default depends on the creditworthiness of the counterparty to the instrument. Although VFL is exposed to the aforementioned credit risk, it does not expect any counterparty to fail to perform as contracted based on the creditworthiness of the counterparties. Due to the nature of the derivative securities, VFL does not require collateral.

     The fair value of derivatives generally reflects the estimated amounts that VFL would receive or pay upon termination of the contracts at the reporting date. Dealer quotes are available for substantially all of VFL's derivatives. For securities not actively traded, fair values are estimated using values obtained from independent

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 3. FINANCIAL INSTRUMENTS -- (CONTINUED) pricing services, costs to settle, or quoted market prices of comparable instruments. The fair value of derivative financial assets (liabilities) in the general account and Separate Accounts at December 31, 1999 totaled $0.4 million and $0.1 million, respectively, and compares to $0.1 million and $0.5 million, respectively, at December 31, 1998. Net realized gains (losses) on derivative financial instruments at December 31, 1999 totaled $0.4 million in the general account and ($0.1) million in the Separate Accounts. At December 31, 1998, net realized losses on derivative financial instruments held in the general account totaled $0.2 million and net realized gains on derivatives in the Separate Accounts were $0.1 million.

NOTE 4. STATUTORY CAPITAL AND SURPLUS (UNAUDITED)

     Statutory capital and surplus and net income for VFL are determined in accordance with accounting practices prescribed or permitted by the Pennsylvania Insurance Department. Prescribed statutory accounting practices are set forth in a variety of publications of the National Association of Insurance Commissioners as well as state laws, regulations, and general administrative rules. VFL has no material permitted accounting practices. VFL had statutory net income of $8.3 million for the year ended December 31, 1999 and statutory net losses of $8.1 million, and $1.0 million for the years ended December 31, 1998, and 1997 respectively. The statutory net losses for 1998 and 1997 were primarily due to the immediate expensing of acquisition costs which were substantial and related sales of individual life and annuity products. Under GAAP, such costs are capitalized and amortized to income over the duration of these contracts. Statutory capital and surplus for VFL was $153.1 million, 147.1 million, and $125.3 million at December 31, 1999, 1998, and 1997, respectively.

     The payment of dividends by VFL to Assurance without prior approval of the Pennsylvania Insurance Department is limited to formula amounts. As of December 31, 1999, dividends of approximately $15.7 million were not subject to prior Insurance Department approval.

NOTE 5. ACCUMULATED OTHER COMPREHENSIVE INCOME

     Comprehensive income is comprised of all changes to stockholder's equity, including net income, except those changes resulting from investments by, and distributions to, the stockholder. Other comprehensive income (loss) is comprehensive income exclusive of net income. The change in the components of accumulated other comprehensive income (loss) are shown in the following tables.

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 5. ACCUMULATED OTHER COMPREHENSIVE INCOME -- (CONTINUED)

-------------------------------------------------------------------------------------------------
                                                                               TAX
                   YEAR ENDED DECEMBER 31                       PRE-TAX     (EXPENSE)      NET
                 (IN THOUSANDS OF DOLLARS)                       AMOUNT      BENEFIT      AMOUNT
-------------------------------------------------------------------------------------------------
1999
Net unrealized gains (losses) on investment securities:
Net unrealized holding gains (losses) arising during the
  period                                                        $(19,684)    $ 6,889     $(12,795)
Adjustment for (gains) losses included in net income              (4,080)      1,428       (2,652)
-------------------------------------------------------------------------------------------------
  TOTAL OTHER COMPREHENSIVE INCOME (LOSSES)                     $(23,764)    $ 8,317     $(15,447)
=================================================================================================
1998
Net unrealized gains on investment securities:
Net unrealized holding gains (losses) arising during the
  period                                                        $  3,756     $(1,314)    $  2,442
Adjustment for (gains) losses included in net income              (3,592)      1,257       (2,335)
-------------------------------------------------------------------------------------------------
  TOTAL OTHER COMPREHENSIVE INCOME                              $    164     $   (57)    $    107
=================================================================================================
1997
Net unrealized gains (losses) on investment securities:
Net unrealized holding gains (losses) arising during the
  period                                                        $  6,447     $(2,256)    $  4,191
Adjustment for (gains) losses included in net income              (1,228)        427         (801)
-------------------------------------------------------------------------------------------------
  TOTAL OTHER COMPREHENSIVE INCOME                              $  5,219     $(1,829)    $  3,390
=================================================================================================

NOTE 6. BENEFIT PLANS

     VFL has no employees as it has contracted with Casualty for services provided by Casualty employees. As Casualty is a wholly-owned subsidiary of CNAF, all Casualty employees are covered by CNAF's Benefit Plans. The plans are discussed below.

PENSION PLAN

     CNAF has noncontributory pension plans covering all full-time employees age 21 or over that have completed at least one year of service. While the benefits for the plans vary, they are generally based on years of credited service and the employee's highest sixty consecutive months of compensation. Casualty is included in the CNA Employees' Retirement Plan and VFL is allocated a share of these expenses. The net pension cost allocated to VFL was $1.0 million, $1.1 million and $4.0 million for the years ended December 31, 1999, 1998 and 1997, respectively.

POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFITS

     CNAF provides certain health and dental care benefits for eligible retirees through age 64, and provides life insurance and reimbursement of Medicare Part B premiums for all eligible retired persons. CNAF funds benefit costs principally on the basis of current benefit payments. Net postretirement benefit cost allocated to VFL was $0.3 million, $0.5 million and $2.1 million for the years ended December 31, 1999, 1998 and 1997, respectively.

SAVINGS PLAN

     Casualty is included in the CNA Employees' Savings Plan, which is a contributory plan that allows employees to make regular contributions of up to 16% of their salary subject to limitations prescribed by the

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 6. BENEFIT PLANS -- (CONTINUED)
Internal Revenue Service. VFL is allocated a share of CNA Employees' Savings Plan expenses. CNAF contributes an amount equal to 70% of the first 6% of salary contributed by the employee. CNAF contributions allocated to and expensed by VFL for the Savings Plan were $0.2 million in each year 1999, 1998 and 1997.

NOTE 7. INCOME TAXES

     VFL is taxed under the provisions of the Internal Revenue Code, as applicable to life insurance companies, and is included along with Assurance, its parent company, which is ultimately included in the consolidated Federal income tax return of Loews. The Federal income tax provision of VFL generally is computed on a stand-alone basis, as if VFL was filing its own separate tax return.

     VFL maintains a special tax memorandum account designated as the "Shareholder's Surplus Account." Dividends from this account may be distributed to the shareholder without resulting in any additional tax. The amount in the Shareholder's Surplus Account was $151.6 million and $156.3 million at December 31, 1999 and 1998, respectively. Another tax memorandum account, defined as the "Policyholders' Surplus Account," totaled $5.4 million at both December 31, 1999 and 1998. No further additions to this account are allowed. Amounts accumulated in the Policyholders' Surplus Account are subject to income tax if distributed to the stockholder. VFL has no plans for such a distribution and as a result, has not provided for such a tax.

     Significant components of VFL's net deferred tax liabilities as of December 31, 1999 and 1998 are shown in the table below:

------------------------------------------------------------------------------------
                        DECEMBER 31                               1999
                 (In thousands of dollars)                                    1998
------------------------------------------------------------------------------------
Insurance reserves                                              $ 20,715    $ 26,880
Deferred acquisition costs                                       (45,457)    (37,729)
Investment valuation                                               4,166       3,693
Net unrealized gains                                               5,901      (2,416)
Annuity deposits and other                                         9,349       1,009
Other, net                                                         2,632       2,350
------------------------------------------------------------------------------------
  NET DEFERRED TAX LIABILITIES                                  $ (2,694)   $ (6,213)
====================================================================================

     At December 31, 1999, gross deferred tax assets and liabilities amounted to $44.3 million and $47.0 million, respectively. Gross deferred tax assets and liabilities, at December 31, 1998, amounted to $35.5 million and $41.7 million, respectively.

     The components of income tax expense are as follows:

-------------------------------------------------------------------------------------------
                   YEAR ENDED DECEMBER 31                        1999       1998      1997
                 (In thousands of dollars)
-------------------------------------------------------------------------------------------
Current tax expense (benefit)                                   $(2,837)   $7,033    $4,716
Deferred tax expense                                              4,924     2,058     2,581
-------------------------------------------------------------------------------------------
  TOTAL INCOME TAX EXPENSE                                      $ 2,087    $9,091    $7,297
===========================================================================================

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 7. INCOME TAXES -- (CONTINUED)
     A reconciliation of the statutory federal income tax rate on income is as follows:

--------------------------------------------------------------------------------------------------------
                                                           % OF                % OF                % OF
YEAR ENDED DECEMBER 31                                    PRETAX              PRETAX              PRETAX
(IN THOUSANDS OF DOLLARS)                        1999     INCOME     1998     INCOME     1997     INCOME
--------------------------------------------------------------------------------------------------------
Income taxes at statutory rates                 $2,136     35.0     $9,290     35.0     $7,219     35.0
Other                                              (49)    (0.8)      (199)    (0.8)        78      0.4
--------------------------------------------------------------------------------------------------------
  INCOME TAX AT EFFECTIVE RATES                 $2,087     34.2     $9,091     34.2     $7,297     35.4
========================================================================================================

NOTE 8. REINSURANCE

     The ceding of insurance does not discharge primary liability of VFL. VFL places reinsurance with other carriers only after careful review of the nature of the contract and a thorough assessment of the reinsurers' credit quality and claim settlement performance. For carriers that are not authorized reinsurers in VFL's state of domicile, VFL receives collateral, primarily in the form of bank letters of credit.

     In the table below, the majority of life premium revenue is from long duration type contracts, while the majority of accident and health insurance premiums is from short duration contracts. The effects of reinsurance on premium revenues are shown in the following table:

-----------------------------------------------------------------------------------------------------
                                                            PREMIUMS
YEAR ENDED DECEMBER 31                    --------------------------------------------    ASSUMED/NET
(IN THOUSANDS OF DOLLARS)                  DIRECT     ASSUMED      CEDED        NET            %
-----------------------------------------------------------------------------------------------------
1999
  Life                                    $633,764    $109,964    $666,003    $ 77,725        141%
  Accident and Health                        6,539     232,994       6,539     232,994        100
                                          --------    --------    --------    --------        ---
     TOTAL PREMIUMS                       $640,303    $342,958    $672,542    $310,719        110%
                                          ========    ========    ========    ========
1998
  Life                                    $687,644    $ 78,156    $690,541    $ 75,259        104%
  Accident and Health                        4,158     240,340       4,158     240,340        100
                                          --------    --------    --------    --------        ---
     TOTAL PREMIUMS                       $691,802    $318,496    $694,699    $315,599        101%
                                          ========    ========    ========    ========
1997
  Life                                    $564,891    $ 81,502    $567,217    $ 79,176        103%
  Accident and Health                        2,776     252,996       2,776     252,996        100
                                          --------    --------    --------    --------        ---
     TOTAL PREMIUMS                       $567,667    $334,498    $569,993    $332,172        101%
=====================================================================================================

     Transactions with Assurance, as part of the Pooling Agreement described in
Note 1, are reflected in the above table. Premium revenues ceded to non-affiliated companies were $395.2 million, $263.4 million and $116.2 million for the years ended December 31, 1999, 1998 and 1997, respectively. Additionally, benefits and expenses for insurance claims and policyholder benefits are net of reinsurance recoveries from non-affiliated companies of $263.4 million, $203.4 million and $77.8 million for the years ended December 31, 1999, 1998 and 1997, respectively.

     Reinsurance receivables reflected on the balance sheets are amounts recoverable from reinsurers who have assumed a portion of the Company's insurance reserves. These balances are principally due from Assurance pursuant the Reinsurance Pooling Agreement.

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 8. REINSURANCE -- (CONTINUED)
     The impact of reinsurance, including transactions with Assurance, on life insurance in force is shown in the following schedule:

----------------------------------------------------------------------------------------------------
                                                    LIFE INSURANCE IN FORCE
                                           ------------------------------------------    ASSUMED/NET
       (IN MILLIONS OF DOLLARS)             DIRECT     ASSUMED     CEDED        NET           %
----------------------------------------------------------------------------------------------------
December 31, 1999                          $267,102    $42,629    $281,883    $27,848       153.1%
December 31, 1998                          $224,615    $32,253    $230,734    $26,134       123.4
December 31, 1997                          $166,308    $25,557    $168,353    $23,512       108.7

NOTE 9. RELATED PARTIES

     As discussed in Note 1, VFL is party to a Reinsurance Pooling Agreement with its parent, Assurance. In addition, VFL is party to the CNA Intercompany Expense Agreement whereby expenses incurred by CNAF and each of its subsidiaries are allocated to the appropriate companies. All acquisition and underwriting expenses allocated to VFL are further subject to the Reinsurance Pooling Agreement with Assurance, so that acquisition and underwriting expenses recognized by VFL are ten percent of the acquisition and underwriting expenses of the combined pool. Pursuant to the foregoing agreements, VFL recorded amortization of deferred acquisition costs and other operating expenses totaling $37.5 million, $47.6 million and $45.3 million for 1999, 1998 and 1997, respectively. Expenses of VFL exclude $5.6 million, $9.2 million and $9.9 million of general and administrative expenses incurred by VFL and allocated to CNAF for the years ended December 31, 1999, 1998 and 1997 respectively. At December 31, 1999 VFL had a payable of $12.4 million to affiliated companies and a $1.9 million payable at December 31, 1998.

     There are no interest charges on intercompany receivables or payables. In 1998, Assurance made a $30.0 million capital contribution to VFL.

NOTE 10. LEGAL

     VFL is party to litigation arising in the ordinary course of business. The outcome of this litigation will not, in the opinion of management, materially affect the results of operations or stockholder's equity of VFL.

NOTE 11. BUSINESS SEGMENTS

     VFL operates in one reportable segment, the business of which is to market and underwrite insurance products designed to satisfy the life, health and retirement needs of individuals and groups. VFL products are distributed primarily in the United States. Premium revenues earned outside the United States are not material.

     The operations, assets and liabilities of VFL and its parent, Assurance, are managed on a combined basis. Pursuant to a Reinsurance Pooling Agreement, as amended, VFL cedes all of its business, excluding its Separate Account business, to Assurance which is then pooled with the business of Assurance, excluding Assurance's participating contracts and separate account business, and 10% of the combined pool is assumed by VFL.

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 11. BUSINESS SEGMENTS -- (CONTINUED)
     The following presents premiums by product group for each of the years in the three years ended December 31, 1999:

------------------------------------------------------------------------------------------------
                   YEAR ENDED DECEMBER 31                         1999        1998        1997
                 (In thousands of dollars)
------------------------------------------------------------------------------------------------
Life                                                            $ 77,725    $ 75,259    $ 79,176
Accident and Health                                              232,994     240,340     252,996
------------------------------------------------------------------------------------------------
  TOTAL                                                         $310,719    $315,599    $332,172
================================================================================================

     Assurance provides health insurance benefits to postal and other federal employees under the Federal Employees Health Benefit Plan (FEHBP). Premiums under this contract totaled $2.1 billion, $2.0 billion and $2.1 billion for the years ended December 31, 1999, 1998 and 1997, respectively, and the portion of these premiums assumed by VFL under the Reinsurance Pooling Agreement totaled $209 million, $202 million and $212 million for the years ended December 31, 1999, 1998 and 1997 respectively.

NOTE 12. CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE

     In the first quarter of 1999, VFL adopted Statement of Position 97-3 "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" (SOP 97-3). SOP 97-3 requires that insurance companies recognize liabilities for insurance-related assessments when an assessment is probable and will be imposed, when it can be reasonably estimated, and when the event obligating the entity to pay or probable assessment has occurred on or before the date of the financial statements. Adoption of SOP 97-3 resulted in an after tax charge of $234 thousand ($360 thousand, pretax) as a cumulative effect of a change in accounting principle. The pro forma effect of adoption on reported results for prior periods is not significant.

                                   APPENDIX A

                         ILLUSTRATIONS OF POLICY VALUES

     The following tables have been prepared to illustrate hypothetically how certain values under a policy change with investment performance over an extended period of time. The tables illustrate how policy values, cash surrender values and death benefits under a policy covering an insured (or joint insureds in the case of Last to Die Policy) of a given age on the policy date, would vary over time if the planned premiums were paid annually and the return on the assets in each portfolio with an assumed uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12 % but fluctuated over and under those averages throughout the years shown. The tables also show planned premiums accumulated at 5% interest compounded annually. The hypothetical investment rates of return are illustrative only and should not be considered a representation of past or future investment rates of return. Actual rates of return for a particular policy may be more or less than the hypothetical investment rates of return illustrated and will depend on a number of factors including the investment allocations you make and prevailing rates. These illustrations assume that the premiums are allocated equally among the 31 investment options available under the policy, and that no amounts are allocated to the fixed account options.

     The illustrations reflect the fact that the net investment returns on the assets held in the investment options is lower than the gross after tax return of the selected underlying portfolios. The tables assume a simple arithmetic average annual expense ratio of 0.95% of the average daily net assets of the portfolios available. The tables also assume that the waivers and/or reimbursements, if any, for the available portfolios will continue for the periods shown.

     In addition, the illustrations reflect a daily charge assessed against the investment options for assuming certain mortality and expense risks (expense charges), which are equivalent to an effective annual charge of 0.90% during policy years 1-10 and 0.45% during policy years 11 and later. After deduction of portfolio expenses and the mortality and expense charges, the illustrated gross annual investment rates of return 0%, 6% and 12% would correspond to approximate net annual rates of -1.85%, 4.15%, and 10.15% , respectively during policy years 1-10 and 1.40%, 4.60%, and 10.60% during policy years 11 and later.

     The illustration also reflects the deduction of the monthly deduction for the hypothetical insured(s). The surrender charge is reflected in the cash surrender value column. Our current cost of insurance charges and the guaranteed maximum cost of insurance charges that we have a contractual right to charge, are reflected in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for federal or state income taxes are currently made against the Variable Account and assumes no loan amount or partial withdrawals/ surrenders or charges for supplemental and/or rider benefits.

     The illustrations are based on our Preferred Nonsmoker risk class. Upon request, you will be furnished with a comparable illustration based on the proposed insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables.

                         ILLUSTRATION OF POLICY VALUES
                       VALLEY FORGE LIFE INSURANCE POLICY

MALE ISSUE AGE 45
PREFERRED NON-SMOKER
3,073 ANNUAL PLANNED PREMIUM
250,000 SPECIFIED AMOUNT
LEVEL DEATH BENEFIT OPTION
USING GUARANTEED COST OF INSURANCE
TARGET PREMIUM IS $3072.50

------------------------------------------------------------------------------------------------------------------
                          HYPOTHETICAL 0% GROSS          HYPOTHETICAL 6% GROSS          HYPOTHETICAL 12% GROSS
                            INVESTMENT RETURN              INVESTMENT RETURN               INVESTMENT RETURN
          PREMIUMS     ----------------------------   ----------------------------   -----------------------------
END OF   ACCUMULATED              CASH                           CASH                            CASH
POLICY      AT 5%       CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH
YEAR      PER YEAR     VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------------------
1            3,226      2,083         0     250,000    2,233         0     250,000     2,383          0    250,000
2            6,614      4,070       320     250,000    4,497       747     250,000     4,943      1,193    250,000
3           10,170      5,956     2,206     250,000    6,791     3,041     250,000     7,698      3,948    250,000
4           13,905      7,741     3,991     250,000    9,112     5,362     250,000    10,662      6,912    250,000
5           17,826      9,417     5,667     250,000   11,452     7,702     250,000    13,851     10,101    250,000
6           21,944     10,982     7,982     250,000   13,811    10,811     250,000    17,286     14,286    250,000
7           26,267     12,422    10,172     250,000   16,173    13,923     250,000    20,977     18,727    250,000
8           30,807     13,724    12,224     250,000   18,524    17,024     250,000    24,940     23,440    250,000
9           35,573     14,877    14,127     250,000   20,852    20,102     250,000    29,193     28,443    250,000
10          40,578     15,863    15,863     250,000   23,138    23,138     250,000    33,752     33,752    250,000
11          45,833     16,748    16,748     250,000   25,486    25,486     250,000    38,820     38,820    250,000
12          51,351     17,440    17,440     250,000   27,774    27,774     250,000    44,288     44,288    250,000
13          57,144     17,930    17,930     250,000   29,994    29,994     250,000    50,202     50,202    250,000
14          63,228     18,204    18,204     250,000   32,127    32,127     250,000    56,608     56,608    250,000
15          69,615     18,233    18,233     250,000   34,148    34,148     250,000    63,553     63,553    250,000
16          76,322     17,992    17,992     250,000   36,026    36,026     250,000    71,092     71,092    250,000
17          83,364     17,449    17,449     250,000   37,730    37,730     250,000    79,292     79,292    250,000
18          90,759     16,560    16,560     250,000   39,214    39,214     250,000    88,223     88,223    250,000
19          98,523     15,273    15,273     250,000   40,421    40,421     250,000    97,968     97,968    250,000
20         106,675     13,530    13,530     250,000   41,291    41,291     250,000   108,629    108,629    250,000
21         115,235     11,271    11,271     250,000   41,761    41,761     250,000   120,335    120,335    250,000
22         124,223      8,444     8,444     250,000   41,769    41,769     250,000   133,256    133,256    250,000
23         133,660      4,982     4,982     250,000   41,240    41,240     250,000   147,591    147,591    250,000
24         143,569        813       813     250,000   40,093    40,093     250,000   163,588    163,588    250,000
25*        153,974          0         0           0   38,216    38,216     250,000   181,550    181,550    250,000
26         164,898          0         0           0   35,457    35,457     250,000   201,844    201,844    250,000
27         176,369          0         0           0   31,482    31,482     250,000   224,903    224,903    252,131
28         188,414          0         0           0   26,293    26,293     250,000   250,731    250,731    276,101
29         201,061          0         0           0   19,432    19,432     250,000   279,271    279,271    301,978
30         214,340          0         0           0   10,505    10,505     250,000   310,872    310,872    329,964
------------------------------------------------------------------------------------------------------------------

 *  In the absence of additional premium, the Policy would lapse.

(1) Assumes that no policy loans have been made and no surrenders have been made.

(2) Assumes that the planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY YOU, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.

                         ILLUSTRATION OF POLICY VALUES
                       VALLEY FORGE LIFE INSURANCE POLICY

MALE ISSUE AGE 45
PREFERRED NON-SMOKER
3,073 ANNUAL PLANNED PREMIUM
250,000 SPECIFIED AMOUNT
LEVEL DEATH BENEFIT OPTION
USING CURRENT COST OF INSURANCE
TARGET PREMIUM IS $3072.50

------------------------------------------------------------------------------------------------------------------
                          HYPOTHETICAL 0% GROSS          HYPOTHETICAL 6% GROSS          HYPOTHETICAL 12% GROSS
                            INVESTMENT RETURN              INVESTMENT RETURN               INVESTMENT RETURN
          PREMIUMS     ----------------------------   ----------------------------   -----------------------------
END OF   ACCUMULATED              CASH                           CASH                            CASH
POLICY      AT 5%       CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH
YEAR      PER YEAR     VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------------------
1            3,226      2,363         0     250,000    2,522         0     250,000     2,680          0    250,000
2            6,614      4,520       770     250,000    4,979     1,229     250,000     5,458      1,708    250,000
3           10,170      6,471     2,721     250,000    7,368     3,618     250,000     8,342      4,592    250,000
4           13,905      8,276     4,526     250,000    9,743     5,993     250,000    11,403      7,653    250,000
5           17,826      9,982     6,232     250,000   12,151     8,401     250,000    14,709     10,959    250,000
6           21,944     11,628     8,628     250,000   14,633    11,633     250,000    18,327     15,327    250,000
7           26,267     13,198    10,948     250,000   17,174    14,924     250,000    22,271     20,021    250,000
8           30,807     14,729    13,229     250,000   19,814    18,314     250,000    26,615     25,115    250,000
9           35,573     16,227    15,477     250,000   22,563    21,813     250,000    31,406     30,656    250,000
10          40,578     17,668    17,668     250,000   25,403    25,403     250,000    36,669     36,669    250,000
11          45,833     19,103    19,103     250,000   28,431    28,431     250,000    42,613     42,613    250,000
12          51,351     20,393    20,393     250,000   31,484    31,484     250,000    49,094     49,094    250,000
13          57,144     21,545    21,545     250,000   34,570    34,570     250,000    56,185     56,185    250,000
14          63,228     22,580    22,580     250,000   37,714    37,714     250,000    63,979     63,979    250,000
15          69,615     23,537    23,537     250,000   40,957    40,957     250,000    72,595     72,595    250,000
16          76,322     24,195    24,195     250,000   44,097    44,097     250,000    81,954     81,954    250,000
17          83,364     24,774    24,774     250,000   47,338    47,338     250,000    92,331     92,331    250,000
18          90,759     25,236    25,236     250,000   50,653    50,653     250,000   103,825    103,825    250,000
19          98,523     25,657    25,657     250,000   54,117    54,117     250,000   116,627    116,627    250,000
20         106,675     26,054    26,054     250,000   57,756    57,756     250,000   130,905    130,905    250,000
21         115,235     26,447    26,447     250,000   61,597    61,597     250,000   146,842    146,842    250,000
22         124,223     26,619    26,619     250,000   65,465    65,465     250,000   164,537    164,537    250,000
23         133,660     26,548    26,548     250,000   69,349    69,349     250,000   184,223    184,223    250,000
24         143,569     26,210    26,210     250,000   73,238    73,238     250,000   206,178    206,178    250,000
25         153,974     25,576    25,576     250,000   77,122    77,122     250,000   230,647    230,647    265,373
26         164,898     24,617    24,617     250,000   80,988    80,988     250,000   257,642    257,642    293,879
27         176,369     23,303    23,303     250,000   84,827    84,827     250,000   287,449    287,449    322,173
28         188,414     21,605    21,605     250,000   88,632    88,632     250,000   320,382    320,382    352,724
29         201,061     19,482    19,482     250,000   92,390    92,390     250,000   356,796    356,796    385,729
30         214,340     16,882    16,882     250,000   96,084    96,084     250,000   397,091    397,091    421,405
------------------------------------------------------------------------------------------------------------------

 *   In the absence of additional premium, the Policy would lapse.

(1) Assumes that no policy loans have been made and no surrenders have been made.

(2) Assumes that the planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY YOU, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.

                         ILLUSTRATION OF POLICY VALUES
                       VALLEY FORGE LIFE INSURANCE POLICY

MALE ISSUE AGE 45
PREFERRED NON-SMOKER
11,879 ANNUAL PLANNED PREMIUM
250,000 SPECIFIED AMOUNT
INCREASING DEATH BENEFIT OPTION
USING GUARANTEED COST OF INSURANCE
TARGET PREMIUM IS $3072.50

------------------------------------------------------------------------------------------------------------------------
                           HYPOTHETICAL 0% GROSS           HYPOTHETICAL 6% GROSS            HYPOTHETICAL 12% GROSS
                             INVESTMENT RETURN               INVESTMENT RETURN                 INVESTMENT RETURN
          PREMIUMS     -----------------------------   -----------------------------   ---------------------------------
END OF   ACCUMULATED               CASH                            CASH                              CASH
POLICY      AT 5%       CASH     SURRENDER    DEATH     CASH     SURRENDER    DEATH      CASH      SURRENDER     DEATH
YEAR      PER YEAR      VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------------------
1           12,473      10,373      6,623    260,459    11,025      7,275    261,057      11,677       7,927     261,653
2           25,569      20,489     16,739    270,596    22,434     18,684    272,433      24,456      20,706     274,337
3           39,320      30,347     26,597    280,475    34,236     30,486    284,203      38,444      34,694     288,219
4           53,759      39,947     36,197    290,096    46,445     42,695    296,377      53,756      50,006     303,416
5           68,919      49,283     45,533    299,454    59,065     55,315    308,962      70,516      66,766     320,049
6           84,838      58,356     55,356    308,549    72,109     69,109    321,970      88,862      85,862     338,258
7          101,553      67,153     64,903    317,368    85,576     83,326    335,401     108,937     106,687     358,182
8          119,103      75,662     74,162    325,901    99,466     97,966    349,255     130,896     129,396     379,977
9          137,531      83,873     83,123    334,137   113,780    113,030    363,533     154,912     154,162     403,814
10         156,880      91,770     91,770    342,059   128,513    128,513    378,231     181,168     181,168     429,875
11         177,197      99,795     99,795    350,075   144,321    144,321    393,947     210,828     210,828     459,236
12         198,529     107,507    107,507    357,812   160,645    160,645    410,226     243,404     243,404     491,557
13         220,928     114,897    114,897    365,229   177,496    177,496    427,032     279,190     279,190     527,064
14         244,448     121,953    121,953    372,313   194,879    194,879    444,370     318,508     318,508     566,073
15         269,143     128,648    128,648    379,038   212,789    212,789    462,235     361,697     361,697     608,924
16         295,073     134,958    134,958    385,380   231,217    231,217    480,620     409,134     409,134     655,991
17         322,299     140,856    140,856    391,312   250,156    250,156    499,515     461,234     461,234     707,684
18         350,886     146,301    146,301    396,795   269,580    269,580    518,898     518,441     518,441     764,446
19         380,903     151,247    151,247    401,782   289,458    289,458    538,737     581,238     581,238     826,756
20         412,421     155,645    155,645    406,225   309,753    309,753    558,997     650,158     650,158     895,141
21         445,515     159,452    159,452    410,081   330,432    330,432    579,643     725,792     725,792     970,190
22         480,264     162,634    162,634    413,314   351,470    351,470    600,651     808,809     808,809   1,052,563
23         516,749     165,150    165,150    415,886   372,833    372,833    621,986     899,936     899,936   1,142,982
24         555,060     166,964    166,964    417,758   394,488    394,488    643,616     999,981     999,981   1,242,250
25         595,285     168,021    168,021    418,878   416,385    416,385    665,492   1,109,824   1,109,824   1,351,238
26         637,522     168,237    168,237    419,164   438,435    438,435    687,529   1,230,399   1,230,399   1,470,877
27         681,871     167,357    167,357    418,375   460,372    460,372    709,476   1,362,565   1,362,565   1,602,032
28         728,437     165,554    165,554    416,648   482,355    482,355    731,455   1,507,714   1,507,714   1,746,048
29         777,332     162,520    162,520    413,715   504,056    504,056    753,180   1,666,887   1,666,887   1,903,998
30         828,671     158,109    158,109    409,419   525,296    525,296    774,460   1,841,403   1,841,403   2,077,176
------------------------------------------------------------------------------------------------------------------------

 *  In the absence of additional premium, the Policy would lapse.

(1) Assumes that no policy loans have been made and no surrenders have been made.

(2) Assumes that the planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY YOU, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.

                         ILLUSTRATION OF POLICY VALUES
                       VALLEY FORGE LIFE INSURANCE POLICY

MALE ISSUE AGE 45
PREFERRED NON-SMOKER
11,879 ANNUAL PLANNED PREMIUM
250,000 SPECIFIED AMOUNT
INCREASING DEATH BENEFIT OPTION
USING CURRENT COST OF INSURANCE
TARGET PREMIUM IS $3072.50

------------------------------------------------------------------------------------------------------------------------
                           HYPOTHETICAL 0% GROSS           HYPOTHETICAL 6% GROSS            HYPOTHETICAL 12% GROSS
                             INVESTMENT RETURN               INVESTMENT RETURN                 INVESTMENT RETURN
          PREMIUMS     -----------------------------   -----------------------------   ---------------------------------
END OF   ACCUMULATED               CASH                            CASH                              CASH
POLICY      AT 5%       CASH     SURRENDER    DEATH     CASH     SURRENDER    DEATH      CASH      SURRENDER     DEATH
YEAR      PER YEAR      VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------------------
1           12,473      10,656      6,906    260,718    11,316      7,566    261,324      11,977       8,227     261,927
2           25,569      20,945     17,195    271,037    22,921     19,171    272,904      24,977      21,227     274,838
3           39,320      30,867     27,117    280,989    34,819     31,069    284,777      39,095      35,345     288,858
4           53,759      40,485     36,735    290,633    47,081     43,331    297,008      54,502      50,752     304,154
5           68,919      49,850     46,100    300,019    59,767     56,017    309,658      71,378      67,628     320,901
6           84,838      59,006     56,006    309,192    72,936     69,936    322,786      89,910      86,910     339,290
7          101,553      67,937     65,687    318,142    86,588     84,338    336,397     110,246     107,996     359,468
8          119,103      76,686     75,186    326,905   100,781     99,281    350,544     132,606     131,106     381,652
9          137,531      85,260     84,510    335,493   115,543    114,793    365,258     157,199     156,449     406,051
10         156,880      93,636     93,636    343,887   130,871    130,871    380,538     184,223     184,223     432,864
11         177,197     102,243    102,243    352,474   147,413    147,413    396,976     214,851     214,851     463,175
12         198,529     110,584    110,584    360,838   164,563    164,563    414,075     248,557     248,557     496,612
13         220,928     118,670    118,670    368,944   182,355    182,355    431,811     285,672     285,672     533,429
14         244,448     126,523    126,523    376,817   200,838    200,838    450,236     326,576     326,576     574,003
15         269,143     134,189    134,189    384,498   220,087    220,087    469,420     371,714     371,714     618,771
16         295,073     141,424    141,424    391,769   239,883    239,883    489,170     421,271     421,271     667,943
17         322,299     148,475    148,475    398,835   260,501    260,501    509,717     475,970     475,970     722,194
18         350,886     155,300    155,300    405,679   281,930    281,930    531,077     536,306     536,306     782,038
19         380,903     161,986    161,986    412,377   304,297    304,297    553,365     602,965     602,965     848,145
20         412,421     168,555    168,555    418,956   327,663    327,663    576,646     676,632     676,632     921,202
21         445,515     175,031    175,031    425,439   352,098    352,098    600,989     758,072     758,072   1,001,963
22         480,264     181,171    181,171    431,606   377,398    377,398    626,216     847,848     847,848   1,091,012
23         516,749     186,953    186,953    437,419   403,578    403,578    652,321     946,812     946,812   1,189,175
24         555,060     192,356    192,356    442,853   430,649    430,649    679,317   1,055,906   1,055,906   1,297,386
25         595,285     197,354    197,354    447,884   458,621    458,621    707,212   1,176,169   1,176,169   1,416,674
26         637,522     201,922    201,922    452,488   487,505    487,505    736,018   1,308,748   1,308,748   1,548,179
27         681,871     206,037    206,037    456,640   517,311    517,311    765,746   1,454,913   1,454,913   1,693,160
28         728,437     209,679    209,679    460,321   548,056    548,056    796,411   1,616,074   1,616,074   1,853,012
29         777,332     212,818    212,818    463,502   579,745    579,745    828,019   1,793,776   1,793,776   2,029,272
30         828,671     215,417    215,417    466,146   612,378    612,378    860,572   1,989,724   1,989,724   2,223,628
------------------------------------------------------------------------------------------------------------------------

 *  In the absence of additional premium, the Policy would lapse.

(1) Assumes that no policy loans have been made and no surrenders have been made.

(2) Assumes that the planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY YOU, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.

                         ILLUSTRATION OF POLICY VALUES
                       VALLEY FORGE LIFE INSURANCE POLICY

FEMALE ISSUE AGE 45
PREFERRED NON-SMOKER
2,460 ANNUAL PLANNED PREMIUM
250,000 SPECIFIED AMOUNT
LEVEL DEATH BENEFIT OPTION
USING GUARANTEED COST OF INSURANCE
TARGET PREMIUM IS $2460.00

------------------------------------------------------------------------------------------------------------------
                          HYPOTHETICAL 0% GROSS          HYPOTHETICAL 6% GROSS          HYPOTHETICAL 12% GROSS
                            INVESTMENT RETURN              INVESTMENT RETURN               INVESTMENT RETURN
          PREMIUMS     ----------------------------   ----------------------------   -----------------------------
END OF   ACCUMULATED              CASH                           CASH                            CASH
POLICY      AT 5%       CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH
YEAR      PER YEAR     VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------------------
1            2,583      1,585         0     250,000    1,702         0     250,000     1,820          0    250,000
2            5,295      3,097         0     250,000    3,429         0     250,000     3,776         26    250,000
3            8,143      4,533       783     250,000    5,178     1,428     250,000     5,880      2,130    250,000
4           11,133      5,889     2,139     250,000    6,945     3,195     250,000     8,141      4,391    250,000
5           14,273      7,165     3,415     250,000    8,730     4,980     250,000    10,576      6,826    250,000
6           17,569      8,353     5,353     250,000   10,524     7,524     250,000    13,193     10,193    250,000
7           21,031      9,450     7,200     250,000   12,324    10,074     250,000    16,009     13,759    250,000
8           24,665     10,449     8,949     250,000   14,122    12,622     250,000    19,037     17,537    250,000
9           28,482     11,337    10,587     250,000   15,905    15,155     250,000    22,286     21,536    250,000
10          32,489     12,114    12,114     250,000   17,671    17,671     250,000    25,780     25,780    250,000
11          36,696     12,838    12,838     250,000   19,504    19,504     250,000    29,680     29,680    250,000
12          41,114     13,447    13,447     250,000   21,326    21,326     250,000    33,912     33,912    250,000
13          45,753     13,944    13,944     250,000   23,135    23,135     250,000    38,517     38,517    250,000
14          50,623     14,334    14,334     250,000   24,940    24,940     250,000    43,547     43,547    250,000
15          55,737     14,611    14,611     250,000   26,732    26,732     250,000    49,048     49,048    250,000
16          61,107     14,759    14,759     250,000   28,497    28,497     250,000    55,064     55,064    250,000
17          66,746     14,753    14,753     250,000   30,210    30,210     250,000    61,639     61,639    250,000
18          72,666     14,555    14,555     250,000   31,834    31,834     250,000    68,814     68,814    250,000
19          78,882     14,115    14,115     250,000   33,319    33,319     250,000    76,632     76,632    250,000
20          85,409     13,389    13,389     250,000   34,617    34,617     250,000    85,152     85,152    250,000
21          92,263     12,351    12,351     250,000   35,698    35,698     250,000    94,462     94,462    250,000
22          99,459     10,974    10,974     250,000   36,531    36,531     250,000   104,668    104,668    250,000
23         107,015      9,248     9,248     250,000   37,096    37,096     250,000   115,907    115,907    250,000
24         114,949      7,166     7,166     250,000   37,377    37,377     250,000   128,341    128,341    250,000
25         123,279      4,693     4,693     250,000   37,333    37,333     250,000   142,145    142,145    250,000
26         132,026      1,760     1,760     250,000   36,888    36,888     250,000   157,515    157,515    250,000
27*        141,210          0         0           0   35,935    35,935     250,000   174,681    174,681    250,000
28         150,854          0         0           0   34,318    34,318     250,000   193,922    193,922    250,000
29         160,980          0         0           0   31,843    31,843     250,000   215,603    215,603    250,000
30         171,612          0         0           0   28,294    28,294     250,000   240,176    240,176    254,897
------------------------------------------------------------------------------------------------------------------

 *  In the absence of additional premium, the Policy would lapse.

(1) Assumes that no policy loans have been made and no surrenders have been made.

(2) Assumes that the planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY YOU, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.

                         ILLUSTRATION OF POLICY VALUES
                       VALLEY FORGE LIFE INSURANCE POLICY

FEMALE ISSUE AGE 45
PREFERRED NON-SMOKER
2,460 ANNUAL PLANNED PREMIUM
250,000 SPECIFIED AMOUNT
LEVEL DEATH BENEFIT OPTION
USING CURRENT COST OF INSURANCE
TARGET PREMIUM IS $2460.00

------------------------------------------------------------------------------------------------------------------
                          HYPOTHETICAL 0% GROSS          HYPOTHETICAL 6% GROSS          HYPOTHETICAL 12% GROSS
                            INVESTMENT RETURN              INVESTMENT RETURN               INVESTMENT RETURN
          PREMIUMS     ----------------------------   ----------------------------   -----------------------------
END OF   ACCUMULATED              CASH                           CASH                            CASH
POLICY      AT 5%       CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH
YEAR      PER YEAR     VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------------------
1            2,583      1,807         0     250,000    1,931         0     250,000     2,055          0    250,000
2            5,295      3,478         0     250,000    3,835        85     250,000     4,209        459    250,000
3            8,143      5,039     1,289     250,000    5,738     1,988     250,000     6,497      2,747    250,000
4           11,133      6,531     2,781     250,000    7,677     3,927     250,000     8,974      5,224    250,000
5           14,273      7,931     4,181     250,000    9,632     5,882     250,000    11,637      7,887    250,000
6           17,569      9,316     6,316     250,000   11,680     8,680     250,000    14,583     11,583    250,000
7           21,031     10,672     8,422     250,000   13,812    11,562     250,000    17,828     15,578    250,000
8           24,665     12,000    10,500     250,000   16,030    14,530     250,000    21,403     19,903    250,000
9           28,482     13,254    12,504     250,000   18,292    17,542     250,000    25,296     24,546    250,000
10          32,489     14,448    14,448     250,000   20,615    20,615     250,000    29,554     29,554    250,000
11          36,696     15,656    15,656     250,000   23,107    23,107     250,000    34,375     34,375    250,000
12          41,114     16,772    16,772     250,000   25,644    25,644     250,000    39,648     39,648    250,000
13          45,753     17,823    17,823     250,000   28,255    28,255     250,000    45,452     45,452    250,000
14          50,623     18,861    18,861     250,000   30,994    30,994     250,000    51,894     51,894    250,000
15          55,737     19,878    19,878     250,000   33,862    33,862     250,000    59,039     59,039    250,000
16          61,107     20,719    20,719     250,000   36,714    36,714     250,000    66,829     66,829    250,000
17          66,746     21,540    21,540     250,000   39,700    39,700     250,000    75,477     75,477    250,000
18          72,666     22,349    22,349     250,000   42,836    42,836     250,000    85,086     85,086    250,000
19          78,882     23,147    23,147     250,000   46,129    46,129     250,000    95,763     95,763    250,000
20          85,409     23,929    23,929     250,000   49,583    49,583     250,000   107,625    107,625    250,000
21          92,263     24,701    24,701     250,000   53,212    53,212     250,000   120,808    120,808    250,000
22          99,459     25,364    25,364     250,000   56,936    56,936     250,000   135,404    135,404    250,000
23         107,015     25,909    25,909     250,000   60,756    60,756     250,000   151,579    151,579    250,000
24         114,949     26,327    26,327     250,000   64,670    64,670     250,000   169,525    169,525    250,000
25         123,279     26,606    26,606     250,000   68,677    68,677     250,000   189,459    189,459    250,000
26         132,026     26,731    26,731     250,000   72,773    72,773     250,000   211,630    211,630    250,000
27         141,210     26,679    26,679     250,000   76,951    76,951     250,000   236,278    236,278    264,797
28         150,854     26,424    26,424     250,000   81,200    81,200     250,000   263,534    263,534    290,114
29         160,980     25,932    25,932     250,000   85,505    85,505     250,000   293,666    293,666    317,457
30         171,612     25,164    25,164     250,000   89,851    89,851     250,000   326,989    326,989    346,990
------------------------------------------------------------------------------------------------------------------

 *  In the absence of additional premium, the Policy would lapse.

(1) Assumes that no policy loans have been made and no surrenders have been made.

(2) Assumes that the planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY YOU, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.

                         ILLUSTRATION OF POLICY VALUES
                       VALLEY FORGE LIFE INSURANCE POLICY

FEMALE ISSUE AGE 45
PREFERRED NON-SMOKER
9,423 ANNUAL PLANNED PREMIUM
250,000 SPECIFIED AMOUNT
INCREASING DEATH BENEFIT OPTION
USING GUARANTEED COST OF INSURANCE
TARGET PREMIUM IS $2460.00

------------------------------------------------------------------------------------------------------------------------
                           HYPOTHETICAL 0% GROSS           HYPOTHETICAL 6% GROSS            HYPOTHETICAL 12% GROSS
                             INVESTMENT RETURN               INVESTMENT RETURN                 INVESTMENT RETURN
          PREMIUMS     -----------------------------   -----------------------------   ---------------------------------
END OF   ACCUMULATED               CASH                            CASH                              CASH
POLICY      AT 5%       CASH     SURRENDER    DEATH     CASH     SURRENDER    DEATH      CASH      SURRENDER     DEATH
YEAR      PER YEAR      VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------------------
1            9,894       8,141      4,391    258,215     8,655      4,905    258,688       9,169       5,419     259,158
2           20,282      16,082     12,332    266,173    17,613     13,863    267,621      19,207      15,457     269,121
3           31,190      23,823     20,073    273,931    26,884     23,134    276,865      30,196      26,446     280,027
4           42,644      31,362     27,612    281,486    36,474     32,724    286,428      42,227      38,477     291,967
5           54,670      38,700     34,950    288,841    46,394     42,644    296,319      55,401      51,651     305,041
6           67,297      45,832     42,832    295,990    56,647     53,647    306,544      69,822      66,822     319,355
7           80,556      52,755     50,505    302,931    67,241     64,991    317,110      85,612      83,362     335,025
8           94,477      59,465     57,965    309,658    78,182     76,682    328,021     102,898     101,398     352,180
9          109,095      65,949     65,199    316,161    89,467     88,717    339,276     121,812     121,062     370,953
10         124,444      72,211     72,211    322,441   101,107    101,107    350,887     142,518     142,518     391,503
11         140,560      78,604     78,604    328,823   113,628    113,628    363,332     165,939     165,939     414,686
12         157,482      84,793     84,793    335,030   126,604    126,604    376,270     191,711     191,711     440,252
13         175,250      90,782     90,782    341,035   140,056    140,056    389,681     220,081     220,081     468,395
14         193,906      96,578     96,578    346,847   154,011    154,011    403,594     251,328     251,328     499,392
15         213,495     102,177    102,177    352,462   168,485    168,485    418,024     285,749     285,749     533,535
16         234,064     107,560    107,560    357,864   183,481    183,481    432,975     323,656     323,656     571,139
17         255,661     112,707    112,707    363,030   198,996    198,996    448,446     365,393     365,393     612,542
18         278,337     117,578    117,578    367,924   215,012    215,012    464,419     411,318     411,318     658,101
19         302,148     122,124    122,124    372,497   231,496    231,496    480,864     461,817     461,817     708,202
20         327,149     126,303    126,303    376,706   248,422    248,422    497,752     517,324     517,324     763,272
21         353,401     130,093    130,093    380,528   265,783    265,783    515,076     578,340     578,340     823,807
22         380,965     133,476    133,476    383,945   283,574    283,574    532,830     645,421     645,421     890,359
23         409,907     136,451    136,451    386,953   301,808    301,808    551,027     719,202     719,202     963,556
24         440,296     139,021    139,021    389,557   320,504    320,504    569,683     800,387     800,387   1,044,095
25         472,205     141,165    141,165    391,737   339,655    339,655    588,796     889,733     889,733   1,132,729
26         505,709     142,830    142,830    393,441   359,221    359,221    608,326     988,037     988,037   1,230,251
27         540,888     143,933    143,933    394,591   379,129    379,129    628,205   1,096,152   1,096,152   1,337,511
28         577,826     144,351    144,351    395,065   399,261    399,261    648,318   1,214,980   1,214,980   1,455,405
29         616,611     143,945    143,945    394,728   419,474    419,474    668,524   1,345,499   1,345,499   1,584,904
30         657,336     142,580    142,580    393,442   439,622    439,622    688,677   1,488,791   1,488,791   1,727,082
------------------------------------------------------------------------------------------------------------------------

 *  In the absence of additional premium, the Policy would lapse.

(1) Assumes that no policy loans have been made and no surrenders have been made.

(2) Assumes that the planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY YOU, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.

                         ILLUSTRATION OF POLICY VALUES
                       VALLEY FORGE LIFE INSURANCE POLICY

FEMALE ISSUE AGE 45
PREFERRED NON-SMOKER
9,423 ANNUAL PLANNED PREMIUM
250,000 SPECIFIED AMOUNT
INCREASING DEATH BENEFIT OPTION
USING CURRENT COST OF INSURANCE
TARGET PREMIUM IS $2460.00

------------------------------------------------------------------------------------------------------------------------
                           HYPOTHETICAL 0% GROSS           HYPOTHETICAL 6% GROSS            HYPOTHETICAL 12% GROSS
                             INVESTMENT RETURN               INVESTMENT RETURN                 INVESTMENT RETURN
          PREMIUMS     -----------------------------   -----------------------------   ---------------------------------
END OF   ACCUMULATED               CASH                            CASH                              CASH
POLICY      AT 5%       CASH     SURRENDER    DEATH     CASH     SURRENDER    DEATH      CASH      SURRENDER     DEATH
YEAR      PER YEAR      VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------------------
1            9,894       8,364      4,614    258,420     8,885      5,135    258,899       9,406       5,656     259,375
2           20,282      16,466     12,716    266,544    18,023     14,273    268,015      19,643      15,893     269,540
3           31,190      24,334     20,584    274,431    27,449     23,699    277,417      30,819      27,069     280,634
4           42,644      32,010     28,260    282,123    37,214     33,464    287,153      43,069      39,319     292,790
5           54,670      39,475     35,725    289,606    47,307     43,557    297,218      56,475      52,725     306,095
6           67,297      46,808     43,808    296,949    57,820     54,820    307,695      71,234      68,234     320,737
7           80,556      53,998     51,748    304,152    68,757     66,507    318,596      87,469      85,219     336,843
8           94,477      61,048     59,548    311,213    80,134     78,634    329,936     105,326     103,826     354,559
9          109,095      67,911     67,161    318,091    91,919     91,169    341,687     124,919     124,169     374,001
10         124,444      74,604     74,604    324,798   104,144    104,144    353,874     146,434     146,434     395,349
11         140,560      81,500     81,500    331,678   117,357    117,357    367,003     170,839     170,839     419,500
12         157,482      88,214     88,214    338,407   131,086    131,086    380,688     197,728     197,728     446,172
13         175,250      94,777     94,777    344,982   145,385    145,385    394,938     227,393     227,393     475,595
14         193,906     101,243    101,243    351,457   160,334    160,334    409,832     260,184     260,184     508,113
15         213,495     107,608    107,608    357,830   175,955    175,955    425,396     296,422     296,422     544,051
16         234,064     113,703    113,703    363,948   192,105    192,105    441,501     336,292     336,292     583,604
17         255,661     119,699    119,699    369,952   208,979    208,979    458,313     380,354     380,354     627,300
18         278,337     125,607    125,607    375,867   226,622    226,622    475,890     429,060     429,060     675,601
19         302,148     131,426    131,426    381,694   245,066    245,066    494,267     482,901     482,901     728,994
20         327,149     137,155    137,155    387,430   264,345    264,345    513,475     542,412     542,412     788,010
21         353,401     142,800    142,800    393,082   284,503    284,503    533,558     608,199     608,199     853,250
22         380,965     148,253    148,253    398,550   305,467    305,467    554,453     680,807     680,807     925,263
23         409,907     153,504    153,504    403,818   327,261    327,261    576,177     760,945     760,945   1,004,744
24         440,296     158,544    158,544    408,876   349,911    349,911    598,754     849,394     849,394   1,092,469
25         472,205     163,362    163,362    413,712   373,443    373,443    622,211     947,017     947,017   1,189,292
26         505,709     167,942    167,942    418,312   397,876    397,876    646,567   1,054,762   1,054,762   1,296,154
27         540,888     172,262    172,262    422,653   423,226    423,226    671,839   1,173,671   1,173,671   1,414,089
28         577,826     176,293    176,293    426,708   449,502    449,502    698,036   1,304,890   1,304,890   1,544,234
29         616,611     180,003    180,003    430,445   476,709    476,709    725,164   1,449,680   1,449,680   1,687,841
30         657,336     183,352    183,352    433,824   504,845    504,845    753,221   1,609,428   1,609,428   1,846,284
------------------------------------------------------------------------------------------------------------------------

 *  In the absence of additional premium, the Policy would lapse.

(1) Assumes that no policy loans have been made and no surrenders have been made.

(2) Assumes that the planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY YOU, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.

                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY

MALE ISSUE AGE 55/FEMALE ISSUE AGE 55
PREFERRED PLUS/PREFERRED NON-SMOKER
9,210 ANNUAL PLANNED PREMIUM
1,000,000 SPECIFIED AMOUNT
LEVEL DEATH BENEFIT OPTION
USING GUARANTEED COST OF INSURANCE

---------------------------------------------------------------------------------------------------------------------------
                           HYPOTHETICAL 0% GROSS             HYPOTHETICAL 6% GROSS             HYPOTHETICAL 12% GROSS
                             INVESTMENT RETURN                 INVESTMENT RETURN                  INVESTMENT RETURN
          PREMIUMS     ------------------------------   -------------------------------   ---------------------------------
END OF   ACCUMULATED              CASH                              CASH                                CASH
POLICY      AT 5%       CASH    SURRENDER     DEATH      CASH     SURRENDER     DEATH       CASH      SURRENDER     DEATH
YEAR      PER YEAR     VALUE      VALUE      BENEFIT     VALUE      VALUE      BENEFIT      VALUE       VALUE      BENEFIT
---------------------------------------------------------------------------------------------------------------------------
1            9,671      8,632         0     1,000,000     9,156          0    1,000,000       9,680           0   1,000,000
2           19,825     16,997         0     1,000,000    18,577          0    1,000,000      20,219           0   1,000,000
3           30,486     25,076         0     1,000,000    28,249        292    1,000,000      31,678       3,722   1,000,000
4           41,681     32,852     4,895     1,000,000    38,159     10,202    1,000,000      44,127      16,170   1,000,000
5           53,436     40,299    12,342     1,000,000    48,287     20,330    1,000,000      57,635      29,678   1,000,000
6           65,778     47,386    19,429     1,000,000    58,605     30,648    1,000,000      72,273      44,317   1,000,000
7           78,737     54,075    31,709     1,000,000    69,077     46,712    1,000,000      88,115      65,749   1,000,000
8           92,345     60,309    40,739     1,000,000    79,649     60,079    1,000,000     105,224      85,654   1,000,000
9          106,632     66,016    49,242     1,000,000    90,246     73,472    1,000,000     123,657     106,883   1,000,000
10         121,635     71,106    57,127     1,000,000   100,775     86,797    1,000,000     143,466     129,487   1,000,000
11         137,387     75,831    64,648     1,000,000   111,646    100,463    1,000,000     165,460     154,278   1,000,000
12         153,927     79,749    71,362     1,000,000   122,304    113,917    1,000,000     189,138     180,751   1,000,000
13         171,293     82,747    77,155     1,000,000   132,631    127,040    1,000,000     214,606     209,015   1,000,000
14         189,529     84,702    81,907     1,000,000   142,500    139,705    1,000,000     241,995     239,199   1,000,000
15         208,675     85,463    85,463     1,000,000   151,750    151,750    1,000,000     271,442     271,442   1,000,000
16         228,780     84,813    84,813     1,000,000   160,157    160,157    1,000,000     303,076     303,076   1,000,000
17         249,889     82,384    82,384     1,000,000   167,351    167,351    1,000,000     336,959     336,959   1,000,000
18         272,054     77,940    77,940     1,000,000   173,075    173,075    1,000,000     373,324     373,324   1,000,000
19         295,327     70,895    70,895     1,000,000   176,746    176,746    1,000,000     412,246     412,246   1,000,000
20         319,764     60,645    60,645     1,000,000   177,748    177,748    1,000,000     453,914     453,914   1,000,000
21         345,423     46,525    46,525     1,000,000   175,393    175,393    1,000,000     498,644     498,644   1,000,000
22         372,365     27,773    27,773     1,000,000   168,884    168,884    1,000,000     546,905     546,905   1,000,000
23         400,653      3,527     3,527     1,000,000   157,301    157,301    1,000,000     599,383     599,383   1,000,000
24 *       430,357          0         0             0   139,546    139,546    1,000,000     657,031     657,031   1,000,000
25         461,545          0         0             0   114,179    114,179    1,000,000     721,115     721,115   1,000,000
26         494,293          0         0             0    79,208     79,208    1,000,000     793,328     793,328   1,000,000
27         528,678          0         0             0    31,895     31,895    1,000,000     876,015     876,015   1,000,000
28 *       564,782          0         0             0         0          0            0     972,401     972,401   1,012,810
29         602,692          0         0             0         0          0            0   1,080,463   1,080,463   1,125,416
30         642,497          0         0             0         0          0            0   1,198,690   1,198,690   1,248,628
---------------------------------------------------------------------------------------------------------------------------

 *  In the absence of additional premium, the Policy would lapse.

(1) Assumes that no policy loans have been made and no surrenders have been made.

(2) Assumes that the planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY YOU, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.

                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY

MALE ISSUE AGE 55/FEMALE ISSUE AGE 55
PREFERRED PLUS/PREFERRED NON-SMOKER
9,210 ANNUAL PLANNED PREMIUM
1,000,000 SPECIFIED AMOUNT
LEVEL DEATH BENEFIT OPTION
USING CURRENT COST OF INSURANCE

----------------------------------------------------------------------------------------------------------------------------
                            HYPOTHETICAL 0% GROSS             HYPOTHETICAL 6% GROSS             HYPOTHETICAL 12% GROSS
                              INVESTMENT RETURN                 INVESTMENT RETURN                  INVESTMENT RETURN
          PREMIUMS     -------------------------------   -------------------------------   ---------------------------------
END OF   ACCUMULATED               CASH                              CASH                                CASH
POLICY      AT 5%       CASH     SURRENDER     DEATH      CASH     SURRENDER     DEATH       CASH      SURRENDER     DEATH
YEAR      PER YEAR      VALUE      VALUE      BENEFIT     VALUE      VALUE      BENEFIT      VALUE       VALUE      BENEFIT
----------------------------------------------------------------------------------------------------------------------------
1            9,671       8,665          0    1,000,000     9,190          0    1,000,000       9,715           0   1,000,000
2           19,825      17,124          0    1,000,000    18,710          0    1,000,000      20,359           0   1,000,000
3           30,486      25,356          0    1,000,000    28,547        590    1,000,000      31,995       4,039   1,000,000
4           41,681      33,345      5,388    1,000,000    38,694     10,737    1,000,000      44,707      16,750   1,000,000
5           53,436      41,060     13,103    1,000,000    49,128     21,171    1,000,000      58,563      30,606   1,000,000
6           65,778      48,485     20,528    1,000,000    59,841     31,884    1,000,000      73,662      45,705   1,000,000
7           78,737      55,586     33,221    1,000,000    70,805     48,439    1,000,000      90,090      67,725   1,000,000
8           92,345      62,345     42,775    1,000,000    82,007     62,437    1,000,000     107,961      88,391   1,000,000
9          106,632      68,765     51,991    1,000,000    93,458     76,684    1,000,000     127,426     110,652   1,000,000
10         121,635      74,802     60,823    1,000,000   105,120     91,142    1,000,000     148,603     134,625   1,000,000
11         137,387      80,758     69,575    1,000,000   117,469    106,286    1,000,000     172,390     161,208   1,000,000
12         153,927      86,293     77,906    1,000,000   130,063    121,676    1,000,000     198,407     190,020   1,000,000
13         171,293      91,425     85,833    1,000,000   142,932    137,341    1,000,000     226,923     221,332   1,000,000
14         189,529      96,080     93,285    1,000,000   156,021    153,225    1,000,000     258,159     255,363   1,000,000
15         208,675     100,465    100,465    1,000,000   169,541    169,541    1,000,000     292,610     292,610   1,000,000
16         228,780     104,044    104,044    1,000,000   183,008    183,008    1,000,000     330,205     330,205   1,000,000
17         249,889     107,094    107,094    1,000,000   196,690    196,690    1,000,000     371,561     371,561   1,000,000
18         272,054     110,144    110,144    1,000,000   211,093    211,093    1,000,000     417,519     417,519   1,000,000
19         295,327     112,833    112,833    1,000,000   225,925    225,925    1,000,000     468,347     468,347   1,000,000
20         319,764     115,551    115,551    1,000,000   241,562    241,562    1,000,000     524,859     524,859   1,000,000
21         345,423     118,755    118,755    1,000,000   258,447    258,447    1,000,000     587,923     587,923   1,000,000
22         372,365     121,320    121,320    1,000,000   275,660    275,660    1,000,000     657,678     657,678   1,000,000
23         400,653     123,143    123,143    1,000,000   293,150    293,150    1,000,000     734,930     734,930   1,000,000
24         430,357     124,103    124,103    1,000,000   310,855    310,855    1,000,000     820,620     820,620   1,000,000
25         461,545     124,066    124,066    1,000,000   328,707    328,707    1,000,000     915,859     915,859   1,000,000
26         494,293     122,878    122,878    1,000,000   346,633    346,633    1,000,000   1,021,750   1,021,750   1,063,947
27         528,678     120,367    120,367    1,000,000   364,553    364,553    1,000,000   1,138,737   1,138,737   1,185,773
28         564,782     116,344    116,344    1,000,000   382,388    382,388    1,000,000   1,267,898   1,267,898   1,320,277
29         602,692     110,590    110,590    1,000,000   400,052    400,052    1,000,000   1,410,470   1,410,470   1,468,751
30         642,497     102,839    102,839    1,000,000   417,440    417,440    1,000,000   1,567,812   1,567,812   1,632,608
----------------------------------------------------------------------------------------------------------------------------

 *  In the absence of additional premium, the Policy would lapse.

(1) Assumes that no policy loans have been made and no surrenders have been made.

(2) Assumes that the planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY YOU, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.

                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY

MALE ISSUE AGE 55/FEMALE ISSUE AGE 55
PREFERRED PLUS/PREFERRED NON-SMOKER
48,749 ANNUAL PLANNED PREMIUM
1,000,000 SPECIFIED AMOUNT
INCREASING DEATH BENEFIT OPTION
USING GUARANTEED COST OF INSURANCE

------------------------------------------------------------------------------------------------------------------------------
                            HYPOTHETICAL 0% GROSS              HYPOTHETICAL 6% GROSS              HYPOTHETICAL 12% GROSS
                              INVESTMENT RETURN                  INVESTMENT RETURN                   INVESTMENT RETURN
          PREMIUMS     -------------------------------   ---------------------------------   ---------------------------------
END OF   ACCUMULATED               CASH                                CASH                                CASH
POLICY      AT 5%       CASH     SURRENDER     DEATH       CASH      SURRENDER     DEATH       CASH      SURRENDER     DEATH
YEAR      PER YEAR      VALUE      VALUE      BENEFIT      VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------------------------
1            51,187     45,890     17,933    1,045,965      48,671     20,715    1,048,512      51,453     23,496    1,051,048
2           104,933     90,825     62,868    1,090,979      99,227     71,270    1,098,908     107,959     80,002    1,107,114
3           161,366    134,796    106,840    1,135,030     151,717    123,760    1,151,234     170,001    142,044    1,168,674
4           220,621    177,795    149,838    1,178,109     206,193    178,236    1,205,541     238,104    210,147    1,236,250
5           282,839    219,805    191,848    1,220,200     262,702    234,745    1,261,878     312,843    284,886    1,310,411
6           348,167    260,802    232,846    1,261,282     321,284    293,328    1,320,284     394,840    366,883    1,391,777
7           416,762    300,755    278,390    1,301,321     381,972    359,607    1,380,793     484,770    462,405    1,481,016
8           488,787    339,612    320,042    1,340,268     444,779    425,210    1,443,421     583,357    563,787    1,578,849
9           564,413    377,301    360,527    1,378,054     509,698    492,924    1,508,160     691,371    674,597    1,686,043
10          643,821    413,733    399,754    1,414,589     576,700    562,721    1,574,985     809,643    795,664    1,803,422
11          727,198    450,853    439,670    1,451,654     648,683    637,501    1,646,541     943,344    932,161    1,935,765
12          814,745    486,634    478,247    1,487,546     723,115    714,728    1,720,765   1,090,280   1,081,893   2,081,546
13          906,669    520,954    515,362    1,521,987     799,963    794,372    1,797,407   1,251,699   1,246,108   2,241,702
14        1,003,189    553,686    550,890    1,554,851     879,185    876,390    1,876,428   1,428,973   1,426,178   2,417,594
15        1,104,535    584,671    584,671    1,585,981     960,705    960,705    1,957,752   1,623,585   1,623,585   2,610,693
16        1,210,949    613,688    613,688    1,615,160   1,044,372   1,044,372   2,041,237   1,837,105   1,837,105   2,822,564
17        1,322,683    640,358    640,358    1,642,025   1,129,870   1,129,870   2,126,578   2,071,099   2,071,099   3,054,772
18        1,440,004    664,460    664,460    1,666,339   1,217,020   1,217,020   2,213,588   2,327,464   2,327,464   3,309,186
19        1,563,191    685,421    685,421    1,687,560   1,305,272   1,305,272   2,301,746   2,607,920   2,607,920   3,587,541
20        1,692,537    702,689    702,689    1,705,134   1,394,064   1,394,064   2,390,492   2,914,385   2,914,385   3,891,737
21        1,828,350    715,708    715,708    1,718,505   1,482,796   1,482,796   2,479,230   3,248,970   3,248,970   4,223,869
22        1,970,955    723,910    723,910    1,727,106   1,570,824   1,570,824   2,567,317   3,613,993   3,613,993   4,586,237
23        2,120,689    726,739    726,739    1,730,380   1,657,475   1,657,475   2,654,086   4,012,023   4,012,023   4,981,388
24        2,277,910    723,647    723,647    1,727,778   1,742,048   1,742,048   2,738,836   4,445,905   4,445,905   5,412,143
25        2,442,992    713,971    713,971    1,718,648   1,823,688   1,823,688   2,820,724   4,918,664   4,918,664   5,881,511
26        2,616,329    696,843    696,843    1,702,137   1,901,273   1,901,273   2,898,655   5,433,423   5,433,423   6,392,605
27        2,798,332    671,179    671,179    1,677,179   1,973,405   1,973,405   2,971,250   5,993,407   5,993,407   6,948,644
28        2,989,435    635,640    635,640    1,642,458   2,038,341   2,038,341   3,036,798   6,601,912   6,601,912   7,552,916
29        3,190,093    588,684    588,684    1,596,448   2,094,032   2,094,032   3,093,276   7,262,367   7,262,367   8,208,839
30        3,400,785    528,897    528,897    1,537,723   2,138,449   2,138,449   3,138,652   7,978,695   7,978,695   8,920,292
------------------------------------------------------------------------------------------------------------------------------

 *  In the absence of additional premium, the Policy would lapse.

(1) Assumes that no policy loans have been made and no surrenders have been made.

(2) Assumes that the planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY YOU, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.

                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY

MALE ISSUE AGE 55/FEMALE ISSUE AGE 55
PREFERRED PLUS/PREFERRED NON-SMOKER
48,749 ANNUAL PLANNED PREMIUM
1,000,000 SPECIFIED AMOUNT
INCREASING DEATH BENEFIT OPTION
USING CURRENT COST OF INSURANCE

--------------------------------------------------------------------------------------------------------------------------------
                             HYPOTHETICAL 0% GROSS               HYPOTHETICAL 6% GROSS              HYPOTHETICAL 12% GROSS
                               INVESTMENT RETURN                   INVESTMENT RETURN                   INVESTMENT RETURN
          PREMIUMS     ---------------------------------   ---------------------------------   ---------------------------------
END OF   ACCUMULATED                 CASH                                CASH                                CASH
POLICY      AT 5%        CASH      SURRENDER     DEATH       CASH      SURRENDER     DEATH       CASH      SURRENDER     DEATH
YEAR      PER YEAR       VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT
--------------------------------------------------------------------------------------------------------------------------------
1            51,187       45,923     17,967    1,045,996      48,706     20,749    1,048,544      51,488     23,531    1,051,080
2           104,933       90,954     62,997    1,091,100      99,362     71,405    1,099,035     108,101     80,144    1,107,247
3           161,366      135,082    107,125    1,135,302     152,021    124,065    1,151,524     170,325    142,368    1,168,983
4           220,621      178,301    150,344    1,178,597     206,744    178,787    1,206,071     238,702    210,745    1,236,824
5           282,839      220,590    192,633    1,220,963     263,573    235,616    1,262,722     313,808    285,851    1,311,344
6           348,167      261,943    233,986    1,262,393     322,573    294,616    1,321,537     396,295    368,339    1,393,189
7           416,762      302,331    279,966    1,302,861     383,785    361,419    1,382,561     486,858    464,492    1,483,048
8           488,787      341,745    322,175    1,342,355     447,270    427,701    1,445,854     586,276    566,706    1,581,696
9           564,413      380,196    363,422    1,380,886     513,119    496,345    1,511,502     695,436    678,662    1,690,008
10          643,821      417,644    403,666    1,418,417     581,365    567,386    1,579,544     815,254    801,276    1,808,899
11          727,198      456,091    444,908    1,456,782     654,987    643,804    1,652,706     951,015    939,832    1,943,256
12          814,745      493,619    485,232    1,494,387     731,586    723,199    1,729,052   1,100,695   1,092,308   2,091,722
13          906,669      530,251    524,660    1,531,093     811,307    805,716    1,808,507   1,265,772   1,260,180   2,255,456
14        1,003,189      565,910    563,114    1,566,832     894,201    891,405    1,891,131   1,447,775   1,444,979   2,435,983
15        1,104,535      600,827    600,827    1,601,811     980,638    980,638    1,977,266   1,648,723   1,648,723   2,635,279
16        1,210,949      634,409    634,409    1,635,503   1,070,158   1,070,158   2,066,524   1,869,975   1,869,975   2,854,760
17        1,322,683      666,970    666,970    1,668,149   1,163,207   1,163,207   2,159,274   2,113,988   2,113,988   3,096,787
18        1,440,004      699,108    699,108    1,700,322   1,260,549   1,260,549   2,256,250   2,383,782   2,383,782   3,364,333
19        1,563,191      730,425    730,425    1,731,707   1,361,963   1,361,963   2,357,318   2,681,648   2,681,648   3,659,751
20        1,692,537      761,363    761,363    1,762,676   1,468,081   1,468,081   2,463,035   3,011,008   3,011,008   3,986,364
21        1,828,350      792,449    792,449    1,793,750   1,579,654   1,579,654   2,574,145   3,375,734   3,375,734   4,348,006
22        1,970,955      822,409    822,409    1,823,803   1,695,623   1,695,623   2,689,740   3,778,216   3,778,216   4,747,194
23        2,120,689      851,131    851,131    1,852,627   1,816,057   1,816,057   2,809,794   4,222,303   4,222,303   5,187,652
24        2,277,910      878,485    878,485    1,880,095   1,941,012   1,941,012   2,934,364   4,712,234   4,712,234   5,673,585
25        2,442,992      904,326    904,326    1,906,062   2,070,525   2,070,525   3,063,489   5,252,680   5,252,680   6,209,625
26        2,616,329      928,496    928,496    1,930,370   2,204,620   2,204,620   3,197,195   5,848,785   5,848,785   6,800,875
27        2,798,332      950,820    950,820    1,952,846   2,343,306   2,343,306   3,335,490   6,506,221   6,506,221   7,452,962
28        2,989,435      971,111    971,111    1,973,306   2,486,576   2,486,576   3,478,371   7,231,248   7,231,248   8,172,094
29        3,190,093      989,169    989,169    1,991,548   2,634,406   2,634,406   3,625,813   8,030,769   8,030,769   8,965,117
30        3,400,785    1,004,752   1,004,752   2,007,337   2,786,728   2,786,728   3,777,753   8,912,376   8,912,376   9,839,565
--------------------------------------------------------------------------------------------------------------------------------

 *  In the absence of additional premium, the Policy would lapse.

(1) Assumes that no policy loans have been made and no surrenders have been made.

(2) Assumes that the planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY YOU, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.

                                   APPENDIX B

EXAMPLE OF ADDITIONAL INSURANCE RIDER (AIR)

(AVAILABLE ONLY ON THE FLEXIBLE PREMIUM VARIABLE AND FIXED LIFE POLICY, AND NOT ON THE LAST TO DIE POLICY)

DEFINITIONS

     Excess Calculation under Death Benefit Option 1

     Cash Value * Applicable Percentage less Specified Amount

     Excess Calculation under Death Benefit Option 2

     Cash Value * Applicable Percentage less Specified Amount plus Cash Value.

GENERAL

     For purposes of administrative processing, excess is subtracted first from the AIR rider specified amount and then from the base policy specified amount, to the extent necessary.

EXAMPLES

     (A) EXAMPLE WITHOUT EXCESS

     Insured's Age -- 57

Death Benefit = Option 2

Base Policy Specified Amount = $100,000

Additional Insured Specified Amount = $50,000

Cash Value = $75,000

Cash Value * Applicable Percentage (1.42) = $106,500

     Additional Insurance Death Benefit will be the Additional Insured Specified Amount less the excess, if any, of (1) over (3), where:

(1)................  $106,500 -- cash value * applicable percentage
(3)................  $175,000 -- base policy specified amount + cash value
(1) less (3).......  -$68,000 (No Excess)

Therefore, the Additional Insurance Death Benefit = $50,000

     (B) EXAMPLE WITH EXCESS -- DEATH BENEFIT OPTION 1

     Insured's Age = 58

Death Benefit = Option: 1

Base Policy Specified Amount = $100,000

Additional Insurance Specified Amount = $25,000

Cash Value = $75,000

Cash Value * Applicable Percentage (1.38) = $103,500

     Additional Insurance Death Benefit will be the Additional Insured Specified Amount less the excess, if any, of (1) over (2) where:

(1)................  $103,500 -- cash value * applicable percentage
(2)................  $100,000 -- base policy specified amount
(1) less (2).......  $3,500 (Amount of Excess)

     Therefore, the Additional Insurance Death Benefit = $25,000 -- $3,500 = $21,500.

     (C) EXAMPLE WITH EXCESS -- DEATH BENEFIT OPTION 2

     Insured's Age = 70

Death Benefit Option: 2

Base Policy Specified Amount = $100,000

Additional Insurance Specified Amount = $75,000

Cash Value = $1,000,000

Cash Value * Applicable Percentage (1.15) = $1,150,000

     Additional Insurance Death Benefit will be the Additional Insured Specified Amount less the excess, if any, of (1) over (3), where:

(1)................  $1,150,000 -- cash value * applicable percentage
(3)................  $1,100,000 -- base policy specified amount + cash value
(1) less (3).......  $50,000 (Amount of Excess)

     Therefore, the Additional Insurance Death Benefit = $75,000 -- $50,000 = $25,000.

                                   APPENDIX C

                                RATES OF RETURN

     From time to time, we may report different types of historical performance for the investment options available under the policy. We may report the average annual total returns of the funds over various time periods. Such returns will reflect the operating expenses (including management fees) of the funds, but not deductions at the Variable Account or policy level for the expense charge and other policy expenses, which if included, would reduce performance.

     At the request of a purchaser, Valley Forge Life Insurance Company will accompany the returns of the funds with at least one of the following: (i) returns, for the same periods as shown for the funds, which include deductions under the Variable Account for the expense charge in addition to the deductions of fund expenses, but does not include other charges under the policy; or (ii) an illustration of cash values and cash surrender values as of the performance reporting date for a hypothetical insured of given age, gender, risk classification, premium level and initial specified amount. The illustration will be based either on actual historic fund performance or on a hypothetical investment return between 0% and 12% as requested by the purchaser. The cash surrender value figures will assume all fund charges, the expense charge, and all other policy charges are deducted. The cash value figures will assume all charges except the surrender charge are deducted.

     We may also distribute sales literature comparing the percentage change in the net asset values of the funds or in the accumulation unit values for any of the investment options to established market indices, such as the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average. We may also make comparisons to the percentage change in values of other mutual funds with investment objectives similar to those of the investment options being compared.

     The chart below shows the Effective Annual Rates of Return of the funds based on the actual investment performance (after the deduction of investment management fees and direct operating expenses of the funds). These rates do not reflect the expense charge assessed. The rates do not reflect deductions from premiums or Monthly Deductions assessed against the cash value of the policy, nor do they reflect the policy's surrender charges. Therefore, these rates are illustrative of how actual investment performance will affect the benefits under the policy. These rates of return shown are not indicative of future performance. These rates of return may be considered, however, in assessing the competence and performance of the investment advisers.

                     RETURNS FOR THE PERIODS ENDED 12/31/99

----------------------------------------------------------------------------------------
                                                                                 10
                                           PORTFOLIO                         YEARS/SINCE
INVESTMENT OPTION                        INCEPTION DATE   1 YEAR   5 YEARS    INCEPTION
----------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
  Federated High Income Bond Fund II...     3/01/1994      2.31     10.48        8.22
  Federated Prime Money Fund II........    11/21/1994      4.63      4.89        4.88
  Federated Utility Fund II............     2/10/1994      1.69     15.25       12.15

----------------------------------------------------------------------------------------
                                                                                 10
                                           PORTFOLIO                         YEARS/SINCE
INVESTMENT OPTION                        INCEPTION DATE   1 YEAR   5 YEARS    INCEPTION
----------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
  Alger American Growth Portfolio......      1/9/1989     33.74     30.94       23.05
  Alger American MidCap Growth
     Portfolio.........................      5/3/1993     31.85     26.14       24.72
  Alger American Small Capitalization
     Portfolio.........................     9/21/1988     43.42     22.64       20.86
  Alger American Leveraged AllCap
     Portfolio.........................     1/25/1995     78.06        NA       46.44
VARIABLE INSURANCE PRODUCTS FUND (VIP),
  INITIAL CLASS & VARIABLE INSURANCE
  PRODUCTS FUND II (VIP II), INITIAL
  CLASS
  Fidelity VIP II Asset Manager
     Portfolio.........................      9/6/1989     11.09     15.63       13.14
  Fidelity VIP II Contrafund(R)
     Portfolio.........................      1/3/1995     24.25        NA       27.73
  Fidelity VIP Equity-Income
     Portfolio.........................     10/9/1986      6.33     18.61       14.49
  Fidelity VIP II Index 500
     Portfolio.........................     8/27/1992     20.52     28.16       21.07
MFS VARIABLE INSURANCE TRUST
  MFS Emerging Growth Series...........     7/24/1995     76.71        NA       36.44
  MFS Growth With Income Series........     10/9/1995      6.69        NA       21.12
  MFS Research Series..................     7/26/1995     24.05        NA       22.86
  MFS Total Return Series..............      1/3/1995      3.08        NA       15.42
JANUS ASPEN SERIES, SERVICE SHARES
  Janus Aspen Series Capital
     Appreciation Portfolio............      5/1/1997     64.60        NA       56.39
  Janus Aspen Series Balanced
     Portfolio.........................     9/13/1993     26.03     24.55       20.51
  Janus Aspen Series Growth
     Portfolio.........................     9/13/1993     43.01     29.53       23.86
  Janus Aspen Series Flexible Income
     Portfolio.........................     9/13/1993      1.30     10.68        8.36
  Janus Aspen Series International
     Growth Portfolio..................      5/2/1994     79.52     33.17       28.19
  Janus Aspen Series Worldwide Growth
     Portfolio.........................     9/13/1993     63.49     33.28       29.35
ALLIANCE VARIABLE PRODUCTS SERIES FUND,
  CLASS B SHARES
  Alliance Premier Growth Portfolio....     6/26/1992     32.32     36.03       26.31
  Alliance Growth and Income
     Portfolio.........................     1/14/1991     11.37     23.91       15.48
AMERICAN CENTURY VARIABLE PORTFOLIOS,
  INC.
  American Century VP Income & Growth
     Fund..............................    10/30/1997     18.02        NA       16.96
  American Century VP Value Fund.......     5/01/1996     -0.85        NA       11.10
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST, CLASS 2 SHARES
  Templeton Developing Markets
     Securities Fund...................     3/04/1996     53.27        NA       -5.45
  Templeton Asset Strategy Fund........     5/01/1997     22.54     16.92       13.01

----------------------------------------------------------------------------------------
                                                                                 10
                                           PORTFOLIO                         YEARS/SINCE
INVESTMENT OPTION                        INCEPTION DATE   1 YEAR   5 YEARS    INCEPTION
----------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES
  Lazard Retirement Equity Portfolio...     3/18/1998      8.16        NA       10.68
  Lazard Retirement Small Cap
     Portfolio.........................    11/04/1997      5.13        NA        0.13
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  Morgan Stanley International Magnum
     Portfolio.........................     1/02/1997     25.19        NA       13.57
  Morgan Stanley Emerging Markets
     Equity Portfolio..................     10/1/1996     95.68        NA       12.31
----------------------------------------------------------------------------------------